As filed with the Securities and Exchange Commission on August 31, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10267

AssetMark Funds
(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Danell J. Doty
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

(866) 548-2653
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2010

Date of reporting period:  June 30, 2009

Item 1. Schedule of Investments.

AssetMark Large Cap Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 102.51%
	Aerospace & Defense - 3.88%
28,700	Honeywell International, Inc.	$901,180
22,600	Lockheed Martin Corp.	1,822,690
38,610	Precision Castparts Corp.	2,819,689
13,010	Raytheon Co.	578,034
46,420	United Technologies Corp.	2,411,983
		8,533,576
	Air Freight & Logistics - 1.01%
23,270	Expeditors International Washington, Inc. (b)	775,822
10,600	FedEx Corp.	589,572
17,200	United Parcel Service, Inc.	859,828
		2,225,222
	Auto Components - 0.33%
21,500	BorgWarner, Inc. (b)	734,225
	Beverages - 3.34%
27,000	The Coca-Cola Company	1,295,730
17,200	Molson Coors Brewing Co.	728,076
36,500	Pepsi Bottling Group, Inc.	1,235,160
74,490	PepsiCo, Inc.	4,093,970
		7,352,936
	Biotechnology - 2.57%
41,300	Amgen, Inc. (a)	2,186,422
8,530	Celgene Corp. (a)	408,075
5,460	Cephalon, Inc. (a)(b)	309,309
58,510	Gilead Sciences, Inc. (a)(b)	2,740,609
		5,644,415
	Capital Markets - 3.43%
34,100	Ameriprise Financial, Inc.	827,607
27,073	The Bank of New York Mellon Corp.	793,510
4,960	BlackRock, Inc. (b)	870,083
77,660	The Charles Schwab Corp.	1,362,156
12,100	Goldman Sachs Group, Inc. (b)	1,784,024
29,600	Morgan Stanley	843,896
6,690	Northern Trust Corp.	359,119
17,000	T. Rowe Price Group, Inc. (b)	708,390
		7,548,785
	Chemicals - 3.00%
13,500	Air Products & Chemicals, Inc.	871,965
20,100	FMC Corp.	950,730
31,710	Monsanto Co.	2,357,321
29,300	Mosaic Co.	1,297,990
15,650	Praxair, Inc.	1,112,246
		6,590,252
	Commercial Banks - 0.51%
31,700	SunTrust Banks, Inc.	521,465
24,700	Wells Fargo & Co. (b)	599,222
		1,120,687
	Commercial Services & Supplies - 0.40%
12,300	Apollo Group, Inc. (a)	874,776
	Communications Equipment - 4.75%
318,870	Cisco Systems, Inc. (a)	5,943,737
8,670	F5 Networks, Inc. (a)(b)	299,895
23,550	Juniper Networks, Inc. (a)(b)	555,780
80,810	QUALCOMM, Inc.	3,652,612
		10,452,024
	Computers & Peripherals - 9.28%
56,600	Apple Inc. (a)	8,061,538
72,900	EMC Corp. (a)(b)	954,990
150,840	Hewlett Packard Co.	5,829,966
46,980	International Business Machines Corp.	4,905,652
44,100	SanDisk Corp. (a)	647,829
		20,399,975
	Construction & Engineering - 0.75%
22,000	Fluor Corp. (b)	1,128,380
12,200	Jacobs Engineering Group, Inc. (a)	513,498
		1,641,878
	Construction Materials - 0.09%
4,500	Vulcan Materials Co. (b)	193,950
	Containers & Packaging - 0.38%
30,000	Owens-Illinois, Inc. (a)	840,300
	Diversified Consumer Services - 0.42%
9,200	ITT Educational Services, Inc. (a)	926,072
	Diversified Financial Services - 0.88%
3,760	IntercontinentalExchange, Inc. (a)(b)	429,543
33,800	J.P. Morgan Chase & Co.	1,152,918
14,260	MSCI, Inc. (a)	348,514
		1,930,975
	Electric Utilities - 1.17%
18,900	Entergy Corp.	1,465,128
21,700	Exelon Corp.	1,111,257
		2,576,385
	Electrical Equipment - 1.07%
23,050	ABB Ltd. - ADR (b)	363,729
14,420	AMETEK, Inc.	498,644
15,700	Emerson Electric Co.	508,680
6,000	First Solar, Inc. (a)(b)	972,720
		2,343,773
	Electronic Equipment & Instruments - 0.57%
18,910	Amphenol Corp. (b)	598,312
31,400	Avnet, Inc. (a)	660,342
		1,258,654
	Energy Equipment & Services - 2.74%
17,310	Diamond Offshore Drilling, Inc. (b)	1,437,595
70,000	Nabors Industries Ltd. (a)	1,090,600
77,600	National-Oilwell Varco, Inc. (a)	2,534,416
17,900	Schlumberger Ltd.	968,569
		6,031,180
	Food & Staples Retailing - 4.88%
22,500	BJ's Wholesale Club, Inc. (a)	725,175
89,090	CVS Corp. (b)	2,839,298
68,200	Supervalu, Inc. (b)	883,190
38,400	SYSCO Corp. (b)	863,232
111,750	Wal-Mart Stores, Inc.	5,413,170
		10,724,065
	Food Products - 0.44%
27,900	Hormel Foods Corp.	963,666
	Health Care Equipment & Supplies - 3.80%
6,990	Alcon, Inc. (b)	811,679
4,290	Baxter International, Inc.	227,198
7,290	Becton, Dickinson & Co.	519,850
34,600	DENTSPLY International, Inc.	1,055,992
7,590	Illumina, Inc. (a)(b)	295,555
67,800	Medtronic, Inc.	2,365,542
55,220	St. Jude Medical, Inc. (a)	2,269,542
20,400	Stryker Corp.	810,696
		8,356,054
	Health Care Providers & Services - 2.50%
30,100	Aetna, Inc.	754,005
13,380	Express Scripts, Inc. (a)(b)	919,875
24,600	Humana, Inc. (a)	793,596
16,100	Laboratory Corporation of America Holdings (a)(b)	1,091,419
53,000	UnitedHealth Group, Inc.	1,323,940
12,100	Wellpoint, Inc. (a)	615,769
		5,498,604
	Hotels, Restaurants & Leisure - 0.91%
20,640	Carnival Corp.	531,893
10,670	Darden Restaurants, Inc.	351,896
19,340	McDonald's Corp.	1,111,857
		1,995,646
	Household Products - 1.73%
8,800	Church & Dwight, Inc.	477,928
18,460	Colgate-Palmolive Co. (b)	1,305,860
16,900	Kimberly-Clark Corp.	886,067
22,400	Procter & Gamble Co.	1,144,640
		3,814,495
	Insurance - 0.96%
22,850	Aflac, Inc. (b)	710,406
33,800	Axis Capital Holdings Ltd.	884,884
13,600	Prudential Financial, Inc.	506,192
		2,101,482
	Internet & Catalog Retail - 1.32%
30,270	Amazon.com, Inc. (a)(b)	2,532,388
9,200	NetFlix, Inc. (a)	380,328
		2,912,716
	Internet Software & Services - 2.36%
12,300	Google, Inc. (a)(b)	5,185,557
	IT Services - 3.38%
68,900	Accenture Ltd.	2,305,394
15,900	Automatic Data Processing, Inc.	563,496
28,360	Cognizant Technology Solutions Corp. (a)	757,212
7,270	Mastercard, Inc. (b)	1,216,344
22,240	Visa, Inc. (b)	1,384,662
74,300	The Western Union Co.	1,218,520
		7,445,628
	Machinery - 2.00%
7,400	Danaher Corp.	456,876
14,000	Deere & Co.	559,300
64,085	Dover Corp.	2,120,573
18,700	Parker Hannifin Corp.	803,352
9,530	SPX Corp.	466,684
		4,406,785
	Media - 0.61%
17,360	The DIRECTV Group, Inc. (a)(b)	428,966
28,700	Omnicom Group, Inc. (b)	906,346
		1,335,312
	Metals & Mining - 0.96%
8,500	BHP Billiton Ltd. - ADR (b)	465,205
38,100	Cliffs Natural Resources Inc.	932,307
14,200	Freeport-McMoran Copper & Gold, Inc. (b)	711,562
		2,109,074
	Multiline Retail - 2.07%
30,100	Big Lots, Inc. (a)	633,003
59,520	Kohl's Corp. (a)(b)	2,544,480
62,800	Macy's, Inc. (b)	738,528
16,200	Target Corp.	639,414
		4,555,425
	Oil & Gas - 4.10%
18,100	Apache Corp.	1,305,915
16,040	Devon Energy Corp.	874,180
15,900	EOG Resources, Inc.	1,079,928
26,575	Hess Corp.	1,428,406
30,700	Occidental Petroleum Corp.	2,020,367
19,900	Southwestern Energy Co. (a)(b)	773,115
17,300	Ultra Petroleum Corp. (a)	674,700
43,530	Weatherford International Ltd. (a)(b)	851,447
		9,008,058
	Personal Products - 0.19%
16,140	Avon Products, Inc.	416,089
	Pharmaceuticals - 7.30%
99,660	Abbott Laboratories (b)	4,688,007
20,360	Allergan, Inc.	968,729
114,800	Bristol Myers Squibb Co.	2,331,588
60,610	Eli Lilly & Co. (b)	2,099,530
36,300	Forest Laboratories, Inc. (a)	911,493
28,500	Genzyme Corp. (a)(b)	1,586,595
66,600	Schering Plough Corp.	1,672,992
36,260	Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,789,068
		16,048,002
	Professional Services - 0.47%
24,400	Manpower, Inc.	1,033,096
	Road & Rail - 1.14%
60,000	J.B. Hunt Transport Services, Inc. (b)	1,831,800
13,100	Union Pacific Corp. (b)	681,986
		2,513,786
	Semiconductor & Semiconductor Equipment - 4.54%
81,550	Broadcom Corp. (a)(b)	2,021,624
159,620	Intel Corp.	2,641,711
25,770	Intersil Corp.	323,929
24,400	Linear Technology Corp. (b)	569,740
25,800	Microchip Technology, Inc. (b)	581,790
170,100	ON Semiconductor Corp. (a)	1,166,886
67,910	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	639,033
96,000	Texas Instruments, Inc. (b)	2,044,800
		9,989,513
	Software - 7.83%
52,200	Activision Blizzard, Inc. (a)	659,286
44,800	BMC Software, Inc. (a)(b)	1,513,792
27,850	Check Point Software Technologies (a)(b)	653,640
12,540	Citrix Systems, Inc. (a)	399,901
6,370	McAfee, Inc. (a)	268,750
356,720	Microsoft Corp. (b)	8,479,234
244,840	Oracle Corp. (b)	5,244,473
		17,219,076
	Specialty Retail - 4.32%
20,500	Abercrombie & Fitch Co. (b)	520,495
51,880	Best Buy Co., Inc. (b)	1,737,461
11,030	GameStop Corp. (a)(b)	242,770
124,800	The Gap Inc. (b)	2,046,720
81,430	Lowe's Companies, Inc.	1,580,557
23,800	Ross Stores, Inc.	918,680
68,375	Staples, Inc. (b)	1,379,124
34,200	The TJX Companies, Inc. (b)	1,075,932
		9,501,739
	Textiles, Apparel & Luxury Goods - 1.16%
15,400	Coach, Inc. (a)	413,952
41,330	Nike, Inc.	2,140,067
		2,554,019
	Tobacco - 2.67%
115,800	Altria Group, Inc.	1,897,962
91,300	Philip Morris International, Inc.	3,982,506
		5,880,468
	Wireless Telecommunication Services - 0.30%
21,060	American Tower Corp. (a)	664,022

	Total Common Stocks (Cost $221,886,116)	225,452,417

	SHORT TERM INVESTMENTS - 0.69%
	Money Market Funds - 0.69%
1,507,845	Federated Prime Obligations Fund	1,507,845

	Total Short Term Investments (Cost $1,507,845)	1,507,845

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.22%
	Corporate Bonds and Notes - 1.87%
$ 4,110,523	Svenska Handelsbanken, 4.418%, 08/06/09 (c)	4,110,523

	Total Corporate Bonds and Notes (Cost $4,110,523)	4,110,523

	Corporate Paydown Securities - 2.83%
6,542,312	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (d)	3,284,038
7,381,241	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (d)	2,945,957

	Total Corporate Paydown Securities (Cost $13,923,553)	6,229,995

Number of
Shares
	Money Market Funds - 16.51%
35,556,273	Mount Vernon Prime Portfolio	35,556,273
893,211	Reserve Primary Fund (d)	751,637

	Total Money Market Funds (Cost $36,449,484)	36,307,910
Principal Amount
	Cash - 0.01%
$ 20,866	Cash	20,866

	Total Cash (Cost $20,866)	20,866

	Total Investments Purchased as Securities Lending Collateral (Cost $54,504,426)	46,669,294

	Total Investments (Cost $277,898,387) - 124.42%	273,629,556
	Liabilities in Excess of Other Assets - (24.42)%	(53,701,363)
	TOTAL NET ASSETS - 100.00%	$219,928,193

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities
	according to the Fund's liquidity guidelines. The value of these securities total $4,110,523, which represents 1.87% of total net assets.
(d)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$6,981,632, which represent 3.17% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$277,898,387
	Gross unrealized appreciation	20,777,862
	Gross unrealized depreciation	(25,046,693)
	Net unrealized appreciation	($4,268,831)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 25,389,930	$ -	$ -	$ 25,389,930
Consumer Staples	29,151,720	-	-	29,151,720
Energy	15,039,238	-	-	15,039,238
Financials	12,701,930	-	-	12,701,930
Health Care	35,547,074	-	-	35,547,074
Industrials	22,698,115	-	-	22,698,115
Information Technology	71,950,427	-	-	71,950,427
Materials	9,733,576	-	-	9,733,576
Telecommunication Services	664,022	-	-	664,022
Utilities	2,576,385			2,576,385
Total Equity	225,452,417	-	-	225,452,417

Short Term Investments	1,507,845	-	-	1,507,845
Investments Purchased as Securities Lending Collateral	35,577,139	4,110,523	6,981,632	46,669,294

Total Investments in Securities	$ 262,537,401	$ 4,110,523	$ 6,981,632	$ 273,629,556

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 8,138,893
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(89,282)
Realized gain (loss)	-
Change in unrealized (depreciation)	(645,576)
Net (sales)	(422,403)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 6,981,632
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (645,576)

AssetMark Large Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 100.10%
	Aerospace & Defense - 2.46%
66,400	Northrop Grumman Corp.	$3,033,152
38,265	United Technologies Corp.	1,988,249
		5,021,401
	Air Freight & Logistics - 0.53%
19,600	FedEx Corp.	1,090,152
	Airlines - 0.35%
104,920	Southwest Airlines Co.	706,112
	Auto Components - 0.56%
52,400	Johnson Controls, Inc. (b)	1,138,128
	Automobiles - 0.76%
96,050	Harley-Davidson, Inc. (b)	1,556,971
	Beverages - 1.66%
18,900	Diageo PLC - ADR	1,082,025
26,100	Molson Coors Brewing Co.	1,104,813
21,705	PepsiCo, Inc.	1,192,907
		3,379,745
	Capital Markets - 1.64%
14,970	Ameriprise Financial, Inc.	363,322
101,815	The Bank of New York Mellon Corp.	2,984,198
		3,347,520
	Chemicals - 0.59%
27,500	PPG Industries, Inc.	1,207,250
	Commercial Banks - 3.36%
50,000	PNC Financial Services Group (b)	1,940,500
53,340	SunTrust Banks, Inc.	877,443
20,440	U.S. Bancorp	366,285
151,370	Wells Fargo & Co. (b)	3,672,236
		6,856,464
	Commercial Services & Supplies - 2.07%
28,500	Avery Dennison Corp.	731,880
14,150	The Dun & Bradstreet Corporation (b)	1,149,122
24,350	H&R Block, Inc.	419,550
68,400	Waste Management, Inc.	1,926,144
		4,226,696
	Communications Equipment - 0.74%
80,695	Cisco Systems, Inc. (a)	1,504,155
	Computers & Peripherals - 2.02%
75,600	Dell, Inc. (a)	1,037,988
55,300	Hewlett Packard Co.	2,137,345
9,100	International Business Machines Corp.	950,222
		4,125,555
	Construction & Engineering - 0.33%
12,940	Fluor Corp. (b)	663,693
	Construction Materials - 0.17%
8,261	Vulcan Materials Co. (b)	356,049
	Consumer Finance - 1.43%
125,410	American Express Co. (b)	2,914,528
	Containers & Packaging - 0.63%
69,650	Sealed Air Corp.	1,285,043
	Diversified Financial Services - 2.02%
104,728	J.P. Morgan Chase & Co.	3,572,272
21,050	Moody's Corp. (b)	554,668
		4,126,940
	Diversified Telecommunication Services - 3.73%
172,400	AT&T Inc.	4,282,416
108,200	Verizon Communications, Inc.	3,324,986
		7,607,402
	Electric Utilities - 1.58%
102,700	Edison International	3,230,942
	Electrical Equipment - 0.47%
29,600	Emerson Electric Co.	959,040
	Electronic Equipment & Instruments - 0.32%
32,100	Agilent Technologies, Inc. (a)	651,951
	Energy Equipment & Services - 2.68%
28,100	Diamond Offshore Drilling, Inc. (b)	2,333,705
98,700	Halliburton Co.	2,043,090
14,752	Transocean Ltd. (a)(b)	1,095,926
		5,472,721
	Food & Staples Retailing - 5.03%
65,170	Costco Wholesale Corp. (b)	2,978,269
91,437	CVS Corp.	2,914,097
163,700	Safeway, Inc.	3,334,569
46,245	SYSCO Corp. (b)	1,039,588
		10,266,523
	Food Products - 1.11%
57,730	ConAgra Foods, Inc.	1,100,334
20,785	General Mills, Inc.	1,164,375
		2,264,709
	Health Care Equipment & Supplies - 2.30%
17,285	Baxter International, Inc.	915,413
8,000	Becton, Dickinson & Co.	570,480
92,110	Medtronic, Inc.	3,213,718
		4,699,611
	Health Care Providers & Services - 2.48%
107,135	Cardinal Health, Inc. (b)	3,272,974
4,000	Express Scripts, Inc. (a)(b)	275,000
60,295	UnitedHealth Group, Inc.	1,506,169
		5,054,143
	Hotels, Restaurants & Leisure - 1.05%
37,215	McDonald's Corp.	2,139,490
	Household Durables - 0.75%
18,107	The Black & Decker Corp.	518,947
29,000	Fortune Brands, Inc.	1,007,460
		1,526,407
	Household Products - 2.72%
56,480	Kimberly-Clark Corp.	2,961,246
50,715	Procter & Gamble Co.	2,591,537
		5,552,783
	Industrial Conglomerates - 0.72%
20,100	3M Co.	1,208,010
9,812	Tyco International Ltd.	254,916
		1,462,926
	Insurance - 10.32%
132,035	The Allstate Corp.	3,221,654
1,008	Berkshire Hathaway, Inc. (a)(b)	2,918,896
55,900	Loews Corp.	1,531,660
94,670	Marsh & McLennan Companies, Inc.	1,905,707
105,100	MetLife, Inc. (b)	3,154,051
93,700	Progressive Corp. (a)	1,415,807
50,000	Prudential Financial, Inc.	1,861,000
18,311	Transatlantic Holdings, Inc.	793,416
103,910	Travelers Companies, Inc.	4,264,466
		21,066,657
	Internet Software & Services - 0.49%
2,370	Google, Inc. (a)(b)	999,168
	IT Services - 1.12%
18,060	Alliance Data Systems Corp. (a)(b)	743,891
53,505	Iron Mountain, Inc. (a)(b)	1,538,269
		2,282,160
	Machinery - 1.73%
33,440	Dover Corp.	1,106,530
31,270	Illinois Tool Works, Inc. (b)	1,167,622
29,015	Parker Hannifin Corp.	1,246,484
		3,520,636
	Media - 3.13%
296,000	CBS Corp. (b)	2,048,320
72,515	Comcast Corp.	1,022,462
38,460	Grupo Televisa SA - ADR	653,820
85,940	News Corporation	782,913
75,000	Time Warner, Inc.	1,889,250
		6,396,765
	Metals & Mining - 0.60%
27,400	Nucor Corp. (b)	1,217,382
	Multi-Utilities - 1.21%
74,045	Dominion Resources, Inc. (b)	2,474,584
	Office Electronics - 0.98%
307,700	Xerox Corp. (b)	1,993,896
	Oil & Gas - 18.99%
48,340	Anadarko Petroleum Corp. (b)	2,194,153
72,505	Apache Corp.	5,231,236
24,900	Canadian Natural Resources Ltd.	1,307,001
59,000	Chevron Corporation	3,908,750
115,942	ConocoPhillips	4,876,520
70,175	Devon Energy Corp.	3,824,537
31,030	EOG Resources, Inc.	2,107,558
107,600	Marathon Oil Corp.	3,241,988
81,530	Occidental Petroleum Corp.	5,365,489
16,780	Southwestern Energy Co. (a)(b)	651,903
148,000	Valero Energy Corp.	2,499,720
92,985	XTO Energy, Inc.	3,546,448
		38,755,303
	Pharmaceuticals - 8.61%
35,830	Abbott Laboratories (b)	1,685,443
84,700	Eli Lilly & Co. (b)	2,934,008
70,285	Johnson & Johnson	3,992,188
62,550	Merck & Co., Inc.	1,748,898
330,140	Pfizer, Inc.	4,952,100
89,750	Schering Plough Corp.	2,254,520
		17,567,157
	Road & Rail - 0.61%
16,900	Burlington Northern Santa Fe Corp.	1,242,826
	Semiconductor & Semiconductor Equipment - 1.43%
32,305	KLA-Tencor Corp.	815,701
98,835	Texas Instruments, Inc. (b)	2,105,186
		2,920,887
	Software - 2.66%
227,955	Microsoft Corp.	5,418,490
	Specialty Retail - 0.57%
7,970	Bed Bath & Beyond, Inc. (a)(b)	245,077
38,500	Home Depot, Inc. (b)	909,755
		1,154,832
	Textiles, Apparel & Luxury Goods - 0.30%
41,225	Hanesbrands, Inc. (a)	618,787
	Tobacco - 1.09%
99,100	Altria Group, Inc.	1,624,249
13,760	Philip Morris International, Inc.	600,211
		2,224,460
	Total Common Stocks (Cost $210,640,410)	204,249,040

	REAL ESTATE INVESTMENT TRUSTS - 1.55%
	Real Estate Investment Trusts - 1.55%
139,000	Annaly Mortgage Management, Inc. (b)	2,104,460
20,789	Simon Property Group, Inc. (b)	1,069,155
	Total Real Estate Investment Trusts (Cost $3,701,783)	3,173,615

	SHORT TERM INVESTMENTS - 1.60%
	Money Market Funds - 1.60%
3,262,735	Federated Prime Obligations Fund	3,262,735
	Total Short Term Investments (Cost $3,262,735)	3,262,735

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.12%
	Corporate Bonds and Notes - 1.54%
$ 3,148,882	Svenska Handelsbanken, 4.418%, 08/06/09 (c)	3,148,882

	Total Corporate Bonds and Notes (Cost $3,148,882)	3,148,882

	Corporate Paydown Securities - 2.80%
5,998,302	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (d)	3,010,962
6,767,471	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (d)	2,700,993

	Total Corporate Paydown Securities (Cost $12,765,773)	5,711,955

Number of
Shares
	Money Market Funds - 13.77%
27,238,029	Mount Vernon Prime Portfolio	27,238,029
1,022,045	Reserve Primary Fund (d)	860,051

	Total Money Market Funds (Cost $28,260,074)	28,098,080
Principal Amount
	Cash - 0.01%
$ 15,985	Cash	15,985

	Total Cash (Cost $15,985)	15,985

	Total Investments Purchased as Securities Lending Collateral (Cost $44,190,714)	36,974,902

	Total Investments (Cost $261,795,642) - 121.37%	247,660,292
	Liabilities in Excess of Other Assets - (21.37)%	(43,614,519)
	TOTAL NET ASSETS - 100.00%	$204,045,773

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $3,148,882, which represents 1.54% of total net assets.
(d)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$6,572,006, which represent 3.22% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$261,795,642
	Gross unrealized appreciation	18,823,955
	Gross unrealized depreciation	(32,959,305)
	Net unrealized appreciation	($14,135,350)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 14,950,931	$ -	$ -	$ 14,950,931
Consumer Staples	23,688,220	-	-	23,688,220
Energy	44,228,024	-	-	44,228,024
Financials	41,485,723	-	-	41,485,723
Health Care	27,320,912	-	-	27,320,912
Industrials	18,473,931	-	-	18,473,931
Information Technology	19,896,262	-	-	19,896,262
Materials	4,065,724	-	-	4,065,724
Telecommunication Services	7,607,402	-	-	7,607,402
	5,705,526	-	-	5,705,526
Total Equity	207,422,655	-	-	207,422,655

Short Term Investments	3,262,735	-	-	3,262,735
Investments Purchased as Securities Lending Collateral	27,254,014	3,148,882	6,572,006	36,974,902

Total Investments in Securities	$ 237,939,404	$ 3,148,882	$ 6,572,006	$ 247,660,292

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 7,716,178
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(81,857)
Realized gain (loss)	-
Change in unrealized (depreciation)	(675,036)
Net (sales)	(387,279)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 6,572,006
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (675,036)

AssetMark Small Mid Cap Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 102.18%
	Aerospace & Defense - 0.36%
2,700	American Science & Engineering, Inc. (b)	$186,624
	Air Freight & Logistics - 0.47%
11,760	Hub Group, Inc. (a)	242,726
	Beverages - 0.13%
5,200	Constellation Brands, Inc. - Class A (a)	65,936
	Biotechnology - 6.36%
10,527	Acorda Therapeutics, Inc. (a)	296,756
10,982	Alexion Pharmaceuticals, Inc. (a)(b)	451,580
10,294	Cephalon, Inc. (a)(b)	583,155
18,600	Cubist Pharmaceuticals, Inc. (a)(b)	340,938
16,499	Dendreon Corp. (a)(b)	410,000
9,600	Martek Biosciences Corp. (b)	203,040
7,400	Myriad Genetics, Inc. (a)	263,810
1,850	Myriad Pharmaceuticals, Inc. (a)	8,602
22,100	PDL BioPharma Inc.	174,590
14,734	Vertex Pharmaceuticals, Inc. (a)(b)	525,120
		3,257,591
	Capital Markets - 3.75%
7,629	Affiliated Managers Group, Inc. (a)	443,932
5,438	Greenhill & Co., Inc. (b)	392,678
7,500	Knight Capital Group, Inc. (a)	127,875
87,026	MF Global Ltd. (a)(b)	516,064
24,359	SEI Investments Co.	439,436
		1,919,985
	Chemicals - 0.62%
6,668	Lubrizol Corp.	315,463
	Commercial Banks - 0.65%
12,342	Signature Bank (a)	334,715
	Commercial Services & Supplies - 3.85%
12,113	DeVry, Inc. (b)	606,135
4,984	The Dun & Bradstreet Corporation (b)	404,751
38,053	Monster Worldwide, Inc. (a)	449,406
18,700	RR Donnelley & Sons Co. (b)	217,294
5,714	Stericycle, Inc. (a)	294,442
		1,972,028
	Communications Equipment - 2.84%
82,500	3Com Corp. (a)	388,575
31,419	Arris Group, Inc. (a)	382,055
33,760	Polycom, Inc. (a)	684,315
		1,454,945
	Computers & Peripherals - 1.52%
16,976	Synaptics, Inc. (a)(b)	656,122
5,200	Teradata Corp. (a)	121,836
		777,958
	Construction & Engineering - 1.26%
8,600	EMCOR Group, Inc. (a)	173,032
9,500	URS Corp. (a)	470,440
		643,472
	Consumer Finance - 0.23%
11,300	SLM Corp. (a)(b)	116,051
	Containers & Packaging - 2.22%
2,400	Bemis Co.	60,480
7,169	Greif, Inc.	317,013
22,900	Pactiv Corp. (a)	496,930
2,600	Sonoco Products Co.	62,270
15,300	Temple-Inland, Inc.	200,736
		1,137,429
	Distributors - 0.17%
3,400	WESCO International, Inc. (a)	85,136
	Diversified Consumer Services - 0.64%
3,873	Capella Education Co. (a)	232,186
1,451	New Oriental Education & Technology Group, Inc. - ADR (a)	97,740
		329,926
	Diversified Financial Services - 2.62%
9,167	Huron Consulting Group, Inc. (a)	423,790
2,019	IntercontinentalExchange, Inc. (a)(b)	230,651
28,254	MSCI, Inc. (a)	690,528
		1,344,969
	Diversified Telecommunication Services - 0.81%
38,100	Premiere Global Services, Inc. (a)	413,004
	Electrical Equipment - 2.05%
3,200	General Cable Corp. (a)	120,256
47,156	GrafTech International Ltd. (a)	533,334
6,100	Thomas & Betts Corp. (a)	176,046
11,100	Woodward Governor Co.	219,780
		1,049,416
	Electronic Equipment & Instruments - 3.96%
6,415	Anixter International, Inc. (a)	241,140
21,100	Avnet, Inc. (a)	443,733
15,697	Dolby Laboratories, Inc. (a)(b)	585,184
24,600	Ingram Micro, Inc. (a)	430,500
4,452	Itron, Inc. (a)	245,172
2,600	Tech Data Corp. (a)	85,046
		2,030,775
	Energy Equipment & Services - 1.30%
10,579	Atwood Oceanics, Inc. (a)	263,523
7,500	Oil States International, Inc. (a)	181,575
12,919	Superior Energy Services, Inc. (a)(b)	223,111
		668,209
	Environmental Services - 0.19%
6,100	Team, Inc. (a)	95,587
	Food & Staples Retailing - 1.10%
11,600	BJ's Wholesale Club, Inc. (a)	373,868
7,400	Casey's General Stores, Inc.	190,106
		563,974
	Food Products - 1.99%
1,900	American Italian Pasta Co. (a)	55,366
52,600	Del Monte Foods Co. (b)	493,388
4,400	Diamond Foods, Inc.	122,760
4,750	Green Mountain Coffee Roasters, Inc. (a)(b)	280,820
1,500	Lancaster Colony Corp.	66,105
		1,018,439
	Gas Utilities - 0.20%
2,400	Suburban Propane Partners LP	101,208
	Health Care Equipment & Supplies - 5.85%
27,200	American Medical Systems Holdings, Inc. (a)	429,760
13,325	Conceptus, Inc. (a)(b)	225,193
4,359	Haemonetics Corporation (a)	248,463
16,129	Illumina, Inc. (a)(b)	628,063
5,400	Invacare Corp. (b)	95,310
7,710	Inverness Medical Innovations, Inc. (a)(b)	274,322
7,600	Merit Medical Systems, Inc. (a)	123,880
4,529	NuVasive, Inc. (a)(b)	201,993
6,576	ResMed, Inc. (a)	267,841
18,853	Thoratec Corp. (a)	504,883
		2,999,708
	Health Care Providers & Services - 2.25%
1,900	Amedisys, Inc. (a)(b)	62,738
21,765	Centene Corp. (a)	434,865
8,700	Coventry Health Care, Inc. (a)	162,777
3,700	Gentiva Health Services, Inc. (a)	60,902
6,600	LHC Group, Inc. (a)	146,586
11,000	Omnicare, Inc.	283,360
		1,151,228
	Hotels, Restaurants & Leisure - 4.19%
4,600	Bally Technologies, Inc. (a)	137,632
3,772	Buffalo Wild Wings, Inc. (a)	122,666
1,000	Chipotle Mexican Grill, Inc. (a)(b)	80,000
13,776	Choice Hotels International, Inc.	366,579
6,483	Darden Restaurants, Inc.	213,809
5,539	Panera Bread Co. (a)(b)	276,175
13,556	Penn National Gaming, Inc. (a)	394,615
35,381	Scientific Games Corp. (a)	557,958
		2,149,434
	Household Durables - 1.21%
25,200	D.R. Horton, Inc. (b)	235,872
43,800	Pulte Homes, Inc. (b)	386,754
		622,626
	Insurance - 0.81%
15,935	Covanta Holding Corp. (a)	270,258
6,000	Fidelity National Financial, Inc.	81,180
2,200	StanCorp Financial Group, Inc. (b)	63,096
		414,534
	Internet & Catalog Retail - 1.24%
2,688	Priceline.com, Inc. (a)(b)	299,846
7,903	VistaPrint Limited (a)(b)	337,063
		636,909
	Internet Software & Services - 2.57%
26,300	IAC/InterActiveCorp (a)	422,115
8,733	MercadoLibre, Inc. (a)(b)	234,743
14,900	S1 Corp. (a)	102,810
4,000	Sohu.com, Inc. (a)(b)	251,320
16,700	VeriSign, Inc. (a)(b)	308,616
		1,319,604
	IT Services - 4.66%
5,361	Alliance Data Systems Corp. (a)(b)	220,820
22,600	Broadridge Financial Solutions, Inc. (b)	374,708
18,627	Cognizant Technology Solutions Corp. (a)	497,341
3,200	ManTech International Corp. (a)	137,728
38,053	SAIC, Inc. (a)	705,883
4,900	Syntel, Inc. (b)	154,056
6,600	TNS, Inc. (a)	123,750
6,900	Wright Express Corp. (a)	175,743
		2,390,029
	Leisure Equipment & Products - 0.27%
5,700	Hasbro, Inc. (b)	138,168
	Life Sciences Tools & Services - 1.09%
10,746	Life Technologies Corp. (a)	448,323
1,600	Millipore Corp. (a)	112,336
		560,659
	Machinery - 4.40%
15,746	IDEX Corp.	386,879
20,868	Kennametal, Inc. (b)	400,248
6,300	L.B. Foster Co. (a)	189,441
11,000	Navistar International Corp. (a)	479,600
41,191	Terex Corp. (a)(b)	497,176
9,370	Westinghouse Air Brake Technologies Corp.	301,433
		2,254,777
	Marine - 0.34%
8,118	Genco Shipping & Trading Ltd. (b)	176,323
	Media - 0.75%
30,100	Interpublic Group of Companies, Inc. (a)(b)	152,005
8,400	Scripps Networks Interactive, Inc.	233,772
		385,777
	Metals & Mining - 1.91%
22,600	IAMGOLD Corp. (b)	228,712
5,400	Royal Gold, Inc. (b)	225,180
30,400	Steel Dynamics, Inc. (b)	447,792
2,100	Walter Industries, Inc.	76,104
		977,788
	Multiline Retail - 0.31%
11,900	99 Cents Only Stores (a)	161,602
	Multi-Utilities - 0.23%
6,600	Avista Corp.	117,546
	Oil & Gas - 3.79%
4,982	Arena Resources, Inc. (a)	158,677
4,864	Cabot Oil & Gas Corp.	149,033
13,046	Concho Resources, Inc. (a)	374,290
6,700	NuStar Energy L.P.	362,001
32,100	Tesoro Petroleum Corp. (b)	408,633
8,560	Whiting Petroleum Corp. (a)(b)	300,969
4,600	World Fuel Services Corp.	189,658
		1,943,261
	Personal Products - 0.98%
15,900	Herbalife Ltd.	501,486
	Pharmaceuticals - 1.96%
19,000	Mylan Laboratories, Inc. (a)(b)	247,950
8,300	Sepracor, Inc. (a)(b)	143,756
7,500	Valeant Pharmaceuticals International (a)(b)	192,900
32,003	Warner Chilcott Limited (a)(b)	420,839
		1,005,445
	Professional Services - 1.55%
11,000	Manpower, Inc.	465,740
25,500	Navigant Consulting, Inc. (a)	329,460
		795,200
	Road & Rail - 1.44%
5,728	Con-Way, Inc.	202,256
14,863	Landstar System, Inc.	533,730
		735,986
	Semiconductor & Semiconductor Equipment - 3.71%
11,146	Atheros Communications, Inc. (a)(b)	214,449
10,614	Cymer, Inc. (a)	315,554
35,141	Cypress Semiconductor Corp. (a)(b)	323,297
64,400	Integrated Device Technology, Inc. (a)	388,976
8,339	Silicon Laboratories, Inc. (a)(b)	316,382
11,900	Skyworks Solutions, Inc. (a)	116,382
10,999	Xilinx, Inc. (b)	225,040
		1,900,080
	Software - 6.39%
17,317	Blackboard, Inc. (a)	499,769
57,900	Compuware Corp. (a)	397,194
15,437	Informatica Corp. (a)	265,362
15,100	Mentor Graphics Corp. (a)	82,597
5,700	NICE Systems Ltd. - ADR (a)	131,499
42,901	Nuance Communications, Inc. (a)(b)	518,673
15,300	Red Hat, Inc. (a)	307,989
5,394	Sybase, Inc. (a)(b)	169,048
88,876	THQ, Inc. (a)	636,352
37,200	Tibco Software, Inc. (a)	266,724
		3,275,207
	Specialty Retail - 7.72%
7,500	Aeropostale, Inc. (a)(b)	257,025
16,793	American Eagle Outfitters	237,957
3,100	AutoNation, Inc. (a)	53,785
13,600	The Buckle, Inc. (b)	432,072
15,600	Cabela's, Inc. (a)(b)	191,880
10,700	The Childrens Place Retail Stores, Inc. (a)	282,801
7,500	Genesco, Inc. (a)	140,775
16,252	Guess?, Inc.	418,976
26,683	Hibbett Sports, Inc. (a)(b)	480,294
3,800	Jo-Ann Stores, Inc. (a)	78,546
7,600	Jos. A. Bank Clothiers, Inc. (a)(b)	261,896
34,100	Limited Brands, Inc. (b)	408,177
29,200	Pacific Sunwear Of California, Inc. (a)	98,404
29,400	RadioShack Corp.	410,424
4,900	Tractor Supply Co. (a)	202,468
		3,955,480
	Textiles, Apparel & Luxury Goods - 1.02%
4,000	Deckers Outdoor Corp. (a)	281,080
10,800	True Religion Apparel, Inc. (a)(b)	240,840
		521,920
	Trading Companies & Distributors - 1.16%
16,441	TransDigm Group Inc. (a)	595,164
	Wireless Telecommunication Services - 1.09%
19,518	SBA Communications Corp. (a)(b)	478,972
5,000	Syniverse Holdings, Inc. (a)	80,150
		559,122
	Total Common Stocks (Cost $48,438,663)	52,370,629

	REAL ESTATE INVESTMENT TRUSTS - 0.19%
	Real Estate Investment Trusts - 0.19%
13,500	Anworth Mortgage Asset Corp.	97,335
	Total Real Estate Investment Trusts (Cost $89,746)	97,335

	SHORT TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
272,048	Federated Prime Obligations Fund	272,048
	Total Short Term Investments (Cost $272,048)	272,048

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.17%
	Corporate Bonds and Notes - 2.36%
$ 1,207,564	Svenska Handelsbanken, 4.418%, 08/06/09 (c)	1,207,564

	Total Corporate Bonds and Notes (Cost $1,207,564)	1,207,564

	Corporate Paydown Securities - 2.97%
1,598,917	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (d)	802,606
1,803,946	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (d)	719,980

	Total Corporate Paydown Securities (Cost $3,402,863)	1,522,586

Number of
Shares
	Money Market Funds - 20.83%
10,445,502	Mount Vernon Prime Portfolio	10,445,502
274,621	Reserve Primary Fund (d)	231,093

	Total Money Market Funds (Cost $10,720,123)	10,676,595
Principal Amount
	Cash - 0.01%
$ 6,130	Cash	6,130

	Total Cash (Cost $6,130)	6,130

	Total Investments Purchased as Securities Lending Collateral (Cost $15,336,680)	13,412,875

	Total Investments (Cost $64,137,137) - 129.07%	66,152,887
	Liabilities in Excess of Other Assets - (29.07)%	(14,900,130)
	TOTAL NET ASSETS - 100.00%	$51,252,757

Percentages are stated as a percent of net assets.
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $1,207,564, which represents 2.36% of total net assets.
(d)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$1,753,679, which represent 3.42% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$64,137,137
	Gross unrealized appreciation	6,052,029
	Gross unrealized depreciation	(4,036,279)
	Net unrealized appreciation	$2,015,750

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 9,593,113	$ -	$ -	$ 9,593,113
Consumer Staples	2,149,835	-	-	2,149,835
Energy	2,611,470	-	-	2,611,470
Financials	3,803,798	-	-	3,803,798
Health Care	8,974,631	-	-	8,974,631
Industrials	8,813,612	-	-	8,813,612
Information Technology	12,442,714	-	-	12,442,714
Materials	2,887,911	-	-	2,887,911
Telecommunication Services	972,126	-	-	972,126
	218,754	-	-	218,754
Total Equity	52,467,964	-	-	52,467,964

Short Term Investments	272,048	-	-	272,048
Investments Purchased as Securities Lending Collateral	10,451,632	1,207,564	1,753,679	13,412,875

Total Investments in Securities	$ 63,191,644	$ 1,207,564	$ 1,753,679	$ 66,152,887

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 2,059,566
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(21,822)
Realized gain (loss)	-
Change in unrealized (depreciation)	(180,832)
Net (sales)	(103,233)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 1,753,679
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (180,832)

AssetMark Small Mid Cap Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 93.59%
	Aerospace & Defense - 1.03%
17,315	BE Aerospace, Inc. (a)	$248,644
31,163	Hexcel Corp. (a)	296,983
		545,627
	Air Freight & Logistics - 0.34%
6,447	Ryder System, Inc.	180,000
	Airlines - 0.50%
18,785	Continental Airlines, Inc. (a)(b)	166,435
16,980	Delta Air Lines, Inc. (a)	98,314
		264,749
	Auto Components - 0.26%
13,698	Cooper Tire & Rubber Co.	135,884
	Building Products - 1.14%
9,050	Ameron International Corp.	606,712
	Capital Markets - 3.60%
6,602	Calamos Asset Management, Inc. (b)	93,154
9,505	Investment Technology Group, Inc. (a)	193,807
48,250	Jefferies Group, Inc. (a)(b)	1,029,172
5,380	KBW, Inc. (a)(b)	154,729
14,050	Knight Capital Group, Inc. (a)	239,553
22,743	Penson Worldwide, Inc. (a)(b)	203,550
		1,913,965
	Chemicals - 4.14%
7,258	Airgas, Inc.	294,167
9,141	Albemarle Corp.	233,735
20,383	Celanese Corp.	484,096
2,619	CF Industries Holdings, Inc.	194,173
23,355	Huntsman Corp.	117,476
15,668	Innophos Holdings, Inc.	264,633
5,395	Intrepid Potash, Inc. (a)(b)	151,492
18,916	Rockwood Holdings, Inc. (a)	276,930
31,727	Solutia, Inc. (a)	182,747
		2,199,449
	Commercial Banks - 7.79%
26,266	Cardinal Financial Corp.	205,663
17,944	Central Pacific Financial Corp. (b)	67,290
24,952	First Financial Bancorp	187,639
12,470	First Horizon National Corp.	149,637
12,203	First Midwest Bancorp, Inc. (b)	89,204
12,679	FirstMerit Corp.	215,289
6,426	Hancock Holding Co.	208,781
12,909	Huntington Bancshares, Inc.	53,960
2,360	IBERIABANK Corp. (b)	93,008
80,060	Investors Bancorp, Inc. (a)	733,350
4,458	PacWest Bancorp (b)	58,667
21,713	Sterling Bancshares, Inc.	137,443
17,650	Susquehanna Bancshares, Inc.	86,308
7,904	Trustmark Corp. (b)	152,705
25,250	UMB Financial Corp.	959,753
41,372	Western Alliance Bancorp (a)(b)	282,984
14,660	Whitney Holding Corp. (b)	134,286
4,605	Wintrust Financial Corp.	74,048
21,531	Zions Bancorporation (b)	248,898
		4,138,913
	Commercial Services & Supplies - 0.48%
17,348	CBIZ, Inc. (a)	123,518
7,615	Consolidated Graphics, Inc. (a)(b)	132,653
		256,171
	Communications Equipment - 3.31%
130,077	ADC Telecommunications (a)(b)	1,035,413
8,874	Belden, Inc.	148,196
11,421	CommScope, Inc. (a)(b)	299,915
2,491	Comtech Telecommunications Corp. (a)	79,413
10,195	Harris Stratex Networks, Inc. (a)	66,064
23,178	Tellabs, Inc. (a)	132,810
		1,761,811
	Computers & Peripherals - 0.92%
9,101	Diebold, Inc.	239,902
6,533	Electronics For Imaging, Inc. (a)	69,642
15,316	NCR Corp. (a)	181,188
		490,732
	Construction & Engineering - 2.17%
25,183	Dycom Industries, Inc. (a)	278,776
26,210	Granite Construction, Inc. (b)	872,269
		1,151,045
	Consumer Finance - 1.01%
34,190	AmeriCredit Corp. (a)(b)	463,275
6,680	EZCORP, Inc. (a)	72,010
		535,285
	Containers & Packaging - 0.71%
5,549	Greif, Inc.	245,377
15,878	Myers Industries, Inc. (b)	132,105
		377,482
	Diversified Consumer Services - 1.74%
18,200	Brink's Home Security Holdings, Inc. (a)	515,242
29,040	Sotheby's (b)	409,754
		924,996
	Diversified Financial Services - 2.74%
14,911	Assured Guaranty Ltd.	184,598
46,630	Leucadia National Corp. (a)	983,427
14,409	World Acceptance Corp. (a)(b)	286,883
		1,454,908
	Diversified Telecommunication Services - 2.34%
57,928	Cincinnati Bell, Inc. (a)	164,516
25,720	Embarq Corp.	1,081,783
		1,246,299
	Electric Utilities - 2.51%
10,096	Cleco Corp.	226,353
17,917	Northeast Utilities	399,728
15,490	Portland General Electric Co.	301,745
9,924	Wisconsin Energy Corp.	404,006
		1,331,832
	Electrical Equipment - 1.60%
3,330	A.O. Smith Corp.	108,458
30,080	Encore Wire Corp. (b)	642,208
2,460	Regal-Beloit Corp. (b)	97,711
		848,377
	Electronic Equipment & Instruments - 4.21%
11,284	Arrow Electronics, Inc. (a)	239,672
37,220	Avnet, Inc. (a)	782,737
22,662	Benchmark Electronics, Inc. (a)	326,333
19,895	Jabil Circuit, Inc.	147,621
3,317	Mettler Toledo International, Inc. (a)	255,906
17,650	Molex, Inc. (b)	253,807
11,335	Plexus Corp. (a)(b)	231,914
		2,237,990
	Energy Equipment & Services - 0.83%
8,783	Hornbeck Offshore Services, Inc. (a)	187,869
8,732	T-3 Energy Services, Inc. (a)(b)	103,998
11,828	Willbros Group, Inc. (a)	147,968
		439,835
	Food & Staples Retailing - 3.29%
20,610	Andersons, Inc. (b)	617,064
17,510	Casey's General Stores, Inc.	449,832
54,560	Winn Dixie Stores, Inc. (a)	684,182
		1,751,078
	Food Products - 0.72%
10,802	Dean Foods Co. (a)	207,291
2,847	Ralcorp Holdings, Inc. (a)	173,439
		380,730
	Gas Utilities - 3.38%
6,933	New Jersey Resources Corp.	256,798
7,081	Northwest Natural Gas Co.	313,830
29,060	Oneok, Inc.	856,980
14,484	UGI Corp.	369,197
		1,796,805
	Health Care Providers & Services - 2.32%
3,430	AMERIGROUP Corp. (a)	92,096
8,850	AmSurg Corp. (a)	189,744
28,458	Assisted Living Concepts, Inc. (a)	414,064
12,023	PerkinElmer, Inc.	209,200
6,754	Universal Health Services, Inc.	329,933
		1,235,037
	Hotels, Restaurants & Leisure - 3.62%
25,388	Callaway Golf Co.	128,717
7,349	CEC Entertainment, Inc. (a)	216,648
9,916	Cracker Barrel Old Country Store, Inc.	276,656
22,210	MGM Mirage (a)	141,922
9,505	Penn National Gaming, Inc. (a)	276,691
10,289	Starwood Hotels & Resorts Worldwide, Inc.	228,416
24,450	Vail Resorts, Inc. (a)	655,749
		1,924,799
	Household Durables - 0.87%
19,370	D.R. Horton, Inc. (b)	181,303
11,046	Ryland Group, Inc.	185,131
46,425	Standard-Pacific Corp. (a)	94,243
		460,677
	Insurance - 5.44%
13,687	AMBAC Financial Group, Inc. (b)	12,592
17,238	American Financial Group, Inc.	371,996
9,170	Arch Capital Group Ltd. (a)	537,178
6,790	Aspen Insurance Holdings Ltd.	151,689
13,574	Fidelity National Financial, Inc.	183,656
14,730	The Hanover Insurance Group, Inc.	561,360
3,800	White Mountains Insurance Group Ltd.	869,858
9,510	WR Berkley Corp.	204,180
		2,892,509
	Machinery - 2.75%
10,381	Actuant Corp.	126,648
22,895	Manitowoc Co.	120,428
57,410	Mueller Water Products, Inc. - Class A	214,713
10,374	Pall Corp.	275,533
8,630	Robbins & Myers, Inc.	166,128
40,840	Trinity Industries, Inc. (b)	556,241
		1,459,691
	Media - 0.38%
14,912	Cinemark Holdings, Inc.	168,804
23,030	Entercom Communications Corp. (b)	35,236
		204,040
	Metals & Mining - 4.82%
15,960	Allegheny Technologies, Inc. (b)	557,483
37,950	Commercial Metals Co.	608,338
10,210	Kaiser Aluminum Corp. (b)	366,641
13,880	Schnitzer Steel Industries, Inc.	733,697
19,962	Steel Dynamics, Inc. (b)	294,040
		2,560,199
	Multi-Utilities - 2.77%
75,040	CenterPoint Energy, Inc.	831,443
16,784	MDU Resources Group, Inc.	318,393
13,721	Vectren Corp.	321,483
		1,471,319
	Oil & Gas - 6.14%
1,580	Cabot Oil & Gas Corp. (a)	47,943
9,249	Carrizo Oil & Gas, Inc. (a)(b)	158,620
22,910	CNX Gas Corp. (a)	601,846
7,965	Comstock Resources, Inc. (a)	263,243
27,770	Denbury Resources, Inc. (a)	409,052
15,509	Encore Acquisition Co. (a)	478,453
16,990	Overseas Shipholding Group, Inc. (b)	578,340
15,130	Plains All American Pipeline, L.P.	643,781
2,395	Whiting Petroleum Corp. (a)(b)	84,208
		3,265,486
	Pharmaceuticals - 1.46%
29,410	King Pharmaceuticals, Inc. (a)	283,218
14,252	Sepracor, Inc. (a)(b)	246,845
7,344	Watson Pharmaceuticals, Inc. (a)(b)	247,419
		777,482
	Road & Rail - 1.17%
7,720	AMERCO (a)	286,798
5,008	J.B. Hunt Transport Services, Inc. (b)	152,894
5,422	Old Dominion Freight Line (a)	182,017
		621,709
	Semiconductor & Semiconductor Equipment - 2.54%
18,870	Advanced Energy Industries, Inc. (a)(b)	169,641
32,579	Atmel Corp. (a)	121,520
15,080	Cypress Semiconductor Corp. (a)(b)	138,736
23,708	Diodes, Inc. (a)(b)	370,793
33,350	Entegris, Inc. (a)	90,712
48,921	Integrated Device Technology, Inc. (a)	295,483
12,256	MKS Instruments, Inc. (a)	161,657
		1,348,542
	Software - 0.67%
23,690	Parametric Technology Corp. (a)	276,936
3,752	Progress Software Corp. (a)	79,430
		356,366
	Specialty Retail - 1.80%
20,970	Brown Shoe Co., Inc. (b)	151,823
35,468	Foot Locker, Inc. (b)	371,350
22,600	Men's Wearhouse, Inc. (b)	433,468
		956,641
	Textiles, Apparel & Luxury Goods - 0.87%
29,106	Jones Apparel Group, Inc.	312,307
5,165	Phillips-Van Heusen Corp.	148,184
		460,491
	Thrifts & Mortgage Finance - 4.31%
23,920	Capitol Federal Financial	916,854
59,580	Hudson City Bancorp, Inc. (b)	791,818
28,644	TFS Financial Corp.	304,199
10,862	Washington Federal, Inc.	141,206
17,168	Webster Financial Corp. (b)	138,202
		2,292,279
	Tobacco - 0.69%
5,445	Lorillard, Inc. (b)	369,008
	Wireless Telecommunication Services - 0.21%
6,945	Syniverse Holdings, Inc. (a)(b)	111,328
	Total Common Stocks (Cost $55,479,861)	49,738,278

	REAL ESTATE INVESTMENT TRUSTS - 7.30%
	Real Estate Investment Trusts - 7.30%
11,824	American Campus Communities, Inc. (b)	262,256
58,470	Anworth Mortgage Asset Corp. (b)	421,569
5,280	Digital Realty Trust, Inc. (b)	189,288
18,639	First Potomac Realty Trust (b)	181,730
7,150	Health Care REIT, Inc. (b)	243,815
12,436	Inland Real Estate Corp.	87,052
43,005	MFA Mortgage Investments, Inc.	297,594
10,034	National Retail Properties, Inc. (b)	174,090
32,760	Plum Creek Timber Co., Inc. (b)	975,593
16,586	Realty Income Corp. (b)	363,565
3,781	Senior Housing Properties Trust	61,706
16,200	SL Green Realty Corp. (b)	371,628
34,106	Sunstone Hotel Investors, Inc. (b)	182,467
2,975	Washington Real Estate Investment Trust	66,551
	Total Real Estate Investment Trusts (Cost $5,289,187)	3,878,904

	SHORT TERM INVESTMENTS - 0.55%
	Money Market Funds - 0.55%
294,022	Federated Prime Obligations Fund	294,022
	Total Short Term Investments (Cost $294,022)	294,022

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.87%
	Corporate Bonds and Notes - 2.15%
$ 1,142,427	Svenska Handelsbanken, 4.418%, 08/06/09 (c)	1,142,427

	Total Corporate Bonds and Notes (Cost $1,142,427)	1,142,427

	Corporate Paydown Securities - 1.68%
934,279	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (d)	468,979
1,054,082	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (d)	420,699

	Total Corporate Paydown Securities (Cost $1,988,361)	889,678

Number of
Shares
	Money Market Funds - 19.03%
9,882,066	Mount Vernon Prime Portfolio	9,882,066
278,010	Reserve Primary Fund (d)	233,946

	Total Money Market Funds (Cost $10,160,076)	10,116,012
Principal Amount
	Cash - 0.01%
$ 5,800	Cash	5,800

	Total Cash (Cost $5,800)	5,800

	Total Investments Purchased as Securities Lending Collateral (Cost $13,296,664)	12,153,917

	Total Investments (Cost $74,359,734) - 124.31%	66,065,121
	Liabilities in Excess of Other Assets - (24.31)%	(12,917,707)
	TOTAL NET ASSETS - 100.00%	$53,147,414

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $1,142,427, which represents 2.15% of total net assets.
(d)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$1,123,624, which represent 2.11% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$74,359,734
	Gross unrealized appreciation	5,163,148
	Gross unrealized depreciation	(13,457,761)
	Net unrealized appreciation	($8,294,613)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,274,838	$ -	$ -	$ 5,274,838
Consumer Staples	1,883,752	-	-	1,883,752
Energy	3,705,321	-	-	3,705,321
Financials	17,106,764	-	-	17,106,764
Health Care	2,012,519	-	-	2,012,519
Industrials	6,343,835	-	-	6,343,835
Information Technology	6,195,441	-	-	6,195,441
Materials	5,137,130	-	-	5,137,130
Telecommunication Services	1,357,627	-	-	1,357,627
	4,599,955	-	-	4,599,955
Total Equity	53,617,182	-	-	53,617,182

Short Term Investments	294,022	-	-	294,022
Investments Purchased as Securities Lending Collateral	9,887,866	1,142,427	1,123,624	12,153,917

Total Investments in Securities	$ 63,799,070	$ 1,142,427	$ 1,123,624	$ 66,065,121

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 1,350,476
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(12,749)
Realized gain (loss)	-
Change in unrealized (depreciation)	(153,781)
Net (sales)	(60,322)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 1,123,624
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (153,781)

AssetMark International Equity Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 97.99%
	Australia - 4.84%
207,631	National Australia Bank Ltd.	$3,740,725
1,762,486	Telstra Corp.	4,809,509
207,297	Wesfarmers Ltd.	3,774,378
		12,324,612
	China - 2.52%
5,109,000	Bank Of China Ltd.	2,419,332
544,000	China Life Insurance Company Ltd.	1,999,310
56,600	NetEase.com, Inc. - ADR (a)	1,991,188
		6,409,830
	Czech Republic - 0.74%
41,919	CEZ	1,873,629
	Finland - 0.48%
141,043	UPM-Kymmene Corp.	1,230,866
	France - 11.67%
28,378	Alstom SA	1,684,994
104,852	Carrefour SA	4,496,574
27,866	Casino Guichard Perrachon SA	1,887,246
281,428	France Telecom SA	6,403,523
92,099	Saint-Gobain SA	3,098,926
33,719	Sanofi-Aventis SA	1,992,452
93,521	Societe Generale SA	5,133,443
92,037	Total SA	4,988,474
		29,685,632
	Germany - 6.32%
27,535	Allianz AG	2,539,902
133,907	Deutsche Telekom AG	1,583,124
93,801	E.ON AG	3,329,746
56,152	RWE AG	4,428,128
42,042	Siemens AG	2,907,315
98,706	Tognum AG	1,298,755
		16,086,970
	Hong Kong - 1.93%
333,000	Hongkong Electric Holdings Ltd.	1,849,857
247,000	Sun Hung Kai Properties Ltd.	3,067,197
		4,917,054
	Israel - 0.95%
49,200	Teva Pharmaceutical Industries, Ltd. - ADR	2,427,528
	Italy - 2.52%
144,588	ENI SpA	3,429,215
921,335	Intesa Sanpaolo SpA (a)	2,977,320
		6,406,535
	Japan - 20.81%
67,400	Aisin Seiki Co., Ltd.	1,456,068
391,000	The Bank of Yokohama Ltd.	2,092,860
235,000	Canon, Inc.	7,676,041
34,400	East Japan Railway	2,071,082
257	Inpex Holdings, Inc.	2,049,109
285,000	Itochu Corp.	1,977,676
206,000	Kao Corp.	4,482,638
827	KDDI Corp.	4,388,099
117,300	Millea Holdings, Inc.	3,220,659
126,000	Mitsui Fudosan Co., Ltd.	2,185,365
219,000	Sekisui House Ltd.	2,218,023
113,300	Seven & i Holdings Co., Ltd.	2,657,180
46,700	Shin-Etsu Chemical Co. Ltd.	2,165,895
61,537	Sumitomo Mitsui Financial Group, Inc.	2,490,114
119,100	Takeda Pharmaceutical Co. Ltd.	4,630,600
190,400	Toyota Motor Corp.	7,200,427
		52,961,836
	Luxembourg - 1.08%
83,026	ArcelorMittal	2,747,594
	Netherlands - 1.98%
200,779	Reed Elsevier NV	2,220,080
116,719	Unilever NV	2,822,985
		5,043,065
	Norway - 0.65%
378,098	Storebrand ASA (a)	1,653,735
	Republic of Korea (South) - 0.72%
7,808	Samsung Electronic (a)(c)	1,827,806
	Singapore - 3.94%
740,724	Oversea-Chinese Banking Corp. Ltd.	3,400,814
1,175,000	Singapore Telecommunications Ltd.	2,424,195
416,000	United Overseas Bank Ltd.	4,197,768
		10,022,777
	Spain - 6.53%
648,748	Banco Santander Central Hispano SA	7,842,195
433,175	Iberdrola Renovables	1,985,913
289,543	Iberdrola SA	2,361,110
194,949	Telefonica SA	4,427,229
		16,616,447
	Sweden - 1.73%
178,000	Atlas Copco AB	1,792,319
52,100	Hennes & Mauritz AB	2,601,577
		4,393,896
	Switzerland - 8.36%
164,785	ABB Ltd.	2,602,067
71,758	Credit Suisse Group	3,287,664
118,336	Nestle SA	4,468,183
122,094	Novartis AG	4,970,110
26,932	Roche Holding AG	3,669,545
12,953	Zurich Financial Services AG	2,289,486
		21,287,055
	Taiwan - 1.86%
170,700	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,606,287
1,901,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,119,923
		4,726,210
	United Kingdom - 18.36%
111,218	Autonomy Corp. Plc (a)	2,635,275
423,314	Aviva Plc	2,383,416
237,952	Babcock International Group Plc	1,887,749
1,125,326	BP Plc	8,892,108
438,209	Compass Group Plc	2,473,558
477,450	GlaxoSmithKline Plc	8,433,341
498,973	HSBC Holdings Plc	4,157,027
555,382	Man Group Plc	2,545,810
78,552	Rio Tinto Plc	2,720,365
199,217	Royal Dutch Shell Plc	4,991,837
238,174	Unilever Plc	5,597,583
		46,718,069
	Total Common Stocks (Cost $246,956,603)	249,361,146

	PREFERRED STOCKS - 0.91%
	Brazil - 0.91%
69,300	Petroleo Brasileiro SA	2,311,848
	Total Preferred Stocks (Cost $1,875,392)	2,311,848

	SHORT TERM INVESTMENTS - 0.56%
	Money Market Funds - 0.56%
1,423,169	Federated Prime Obligations Fund	1,423,169
	Total Short Term Investments (Cost $1,423,169)	1,423,169

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.43%
	Corporate Paydown Securities - 0.35%
$ 946,104	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (d)	474,915
1,067,425	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (d)	426,024

	Total Corporate Paydown Securities (Cost $2,013,529)	900,939

Number of
Shares
	Money Market Funds - 0.08%
243,491	Reserve Primary Fund (d)	204,897

	Total Money Market Funds (Cost $243,491)	204,897

	Total Investments Purchased as Securities Lending Collateral (Cost $2,257,020)	1,105,836

	Total Investments (Cost $252,512,184) - 99.89%	254,201,999
	Assets in Excess of Other Liabilities - 0.11%	274,314
	TOTAL NET ASSETS - 100.00%	$254,476,313

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $1,827,806, which represents 0.72% of total net assets.
(d)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$1,105,836, which represent 0.43% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$252,512,184
	Gross unrealized appreciation	22,496,116
	Gross unrealized depreciation	(20,806,301)
	Net unrealized appreciation	$1,689,815

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ -	$ 21,944,111	$ -	$ 21,944,111
Consumer Staples	-	26,412,389	-	26,412,389
Energy	2,311,848	24,350,743	-	26,662,591
Financials	-	63,624,142	-	63,624,142
Health Care	2,427,528	23,696,048	-	26,123,576
Industrials	-	19,320,882	-	19,320,882
Information Technology	3,597,475	15,259,046	-	18,856,521
Materials	2,720,365	6,144,355	-	8,864,720
Telecommunication Services	-	24,035,679	-	24,035,679
Utilities	-	15,828,383	-	15,828,383
Total Equity	11,057,216	240,615,778	-	251,672,994

Short Term Investments	1,423,169	-	-	1,423,169
Investments Purchased as Securities Lending Collateral	-	-	1,105,836	1,105,836

Total Investments in Securities	$ 12,480,385	$ 240,615,778	$ 1,105,836	$ 254,201,999

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 1,319,989
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(12,911)
Realized gain (loss)	-
Change in unrealized (depreciation)	(140,156)
Net (sales)	(61,086)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 1,105,836
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (140,156)

AssetMark Real Estate Securities Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS - 99.97%
	Apartments - 14.67%
5,750	Apartment Investment & Management Co. (a)	$50,888
18,441	AvalonBay Communities, Inc. (a)	1,031,590
15,632	BRE Properties, Inc.	371,416
5,300	Camden Property Trust	146,280
61,032	Equity Residential (a)	1,356,741
10,989	Essex Property Trust, Inc. (a)	683,845
6,200	Home Properties, Inc.	211,420
6,700	Post Properties, Inc.	90,048
45,960	UDR, Inc.	474,767
		4,416,995
	Diversified - 15.08%
350	Alexander's, Inc.	94,360
6,690	American Campus Communities, Inc. (a)	148,384
28,340	Digital Realty Trust, Inc. (a)	1,015,989
21,891	Duke Realty Corp.	191,984
3,927	Entertainment Properties Trust	80,896
8,960	Equity Lifestyle Properties, Inc.	333,133
28,375	Liberty Property Trust (a)	653,760
2,000	PS Business Parks, Inc.	96,880
39,834	Vornado Realty Trust (a)	1,793,725
5,900	Washington Real Estate Investment Trust	131,983
		4,541,094
	Forestry - 1.53%
15,470	Plum Creek Timber Co., Inc. (a)	460,696
	Health Care - 13.24%
63,975	HCP, Inc. (a)	1,355,630
18,770	Health Care REIT, Inc. (a)	640,057
7,200	Healthcare Realty Trust, Inc. (a)	121,176
41,900	Nationwide Health Properties, Inc. (a)	1,078,506
26,483	Ventas, Inc.	790,783
		3,986,152
	Hotels & Motels - 2.75%
16,089	Diamondrock Hospitality Co.	100,717
67,720	Host Hotels & Resorts, Inc. (a)	568,171
8,790	LaSalle Hotel Properties (a)	108,469
9,364	Sunstone Hotel Investors, Inc. (a)	50,097
		827,454
	Office Property - 13.91%
12,866	Alexandria Real Estate Equities, Inc. (a)	460,474
20,580	BioMed Realty Trust, Inc.	210,533
29,908	Boston Properties, Inc. (a)	1,426,612
21,000	Brandywine Realty Trust	156,450
21,386	Corporate Office Properties Trust (a)	627,251
19,640	Douglas Emmett, Inc.	176,564
14,468	Highwoods Properties, Inc. (a)	323,649
5,477	Kilroy Realty Corp.	112,498
10,415	Mack-Cali Realty Corp.	237,462
19,868	SL Green Realty Corp. (a)	455,772
		4,187,265
	Regional Malls - 14.82%
30,097	CBL & Associates Properties, Inc. (a)	162,223
26,885	The Macerich Co. (a)	473,442
61,519	Simon Property Group, Inc. (a)	3,163,944
24,600	Taubman Centers, Inc. (a)	660,756
		4,460,365
	Shopping Centers - 11.01%
6,272	Developers Diversified Realty Corp.	30,607
4,500	Equity One, Inc. (a)	59,670
20,514	Federal Realty Investment Trust (a)	1,056,881
49,037	Kimco Realty Corp. (a)	492,822
13,380	National Retail Properties, Inc. (a)	232,143
22,219	Regency Centers Corp. (a)	775,665
7,600	Saul Centers, Inc.	224,732
13,680	Tanger Factory Outlet Centers, Inc.	443,643
		3,316,163
	Storage - 7.24%
33,606	Extra Space Storage, Inc.	280,610
29,020	Public Storage, Inc. (a)	1,900,230
		2,180,840
	Warehouse/Industrial - 5.72%
39,304	AMB Property Corp. (a)	739,308
14,970	DCT Industrial Trust, Inc. (a)	61,078
7,980	EastGroup Properties, Inc.	263,500
81,539	ProLogis (a)	657,204
		1,721,090
	Total Real Estate Investment Trusts, Common Stocks (Cost $25,500,463)	30,098,114

	REAL ESTATE INVESTMENT TRUSTS, PREFERRED STOCKS - 2.05%
	Diversified - 0.35%
5,800	Vornado Realty Trust	107,126
	Office Property - 1.27%
12,000	Corporate Office Properties Trust	241,920
4,200	Kilroy Realty Corp.	80,052
3,500	SL Green Realty Corp.	59,395
		381,367
	Regional Malls - 0.43%
6,700	Taubman Centers, Inc. (a)	128,305
	Total Real Estate Investment Trusts, Preferred Stocks (Cost $582,035)	616,798

	SHORT TERM INVESTMENTS - 0.75%
	Money Market Funds - 0.75%
224,812	Federated Prime Obligations Fund	224,812
	Total Short Term Investments (Cost $224,812)	224,812

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 32.86%
	Corporate Bonds and Notes - 3.07%
$ 924,329	Svenska Handelsbanken, 4.418%, 08/06/09 (b)	924,329

	Total Corporate Bonds and Notes (Cost $924,329)	924,329

	Corporate Paydown Securities - 2.78%
879,877	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/10 (c)	441,671
992,705	KKR Pacific West Holding Group Trust, 3.059%, 03/25/10 (c)	396,202

	Total Corporate Paydown Securities (Cost $1,872,582)	837,873

Number of
Shares
	Money Market Funds - 26.99%
7,995,498	Mount Vernon Prime Portfolio	7,995,498
155,957	Reserve Primary Fund (c)	131,238

	Total Money Market Funds (Cost $8,151,455)	8,126,736
Principal Amount
	Cash - 0.02%
$ 4,692	Cash	4,692

	Total Cash (Cost $4,692)	4,692

	Total Investments Purchased as Securities Lending Collateral (Cost $10,953,058)	9,893,630

	Total Investments (Cost $37,260,368) - 135.63%	40,833,354
	Liabilities in Excess of Other Assets - (35.63)%	(10,725,862)
	TOTAL NET ASSETS - 100.00%	$30,107,492

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to
	the Fund's liquidity guidelines. The value of these securities total $924,329, which represents 3.07% of total net assets.
(c)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
	$969,111, which represent 3.22% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$37,260,368
	Gross unrealized appreciation	5,025,873
	Gross unrealized depreciation	(1,452,887)
	Net unrealized appreciation	$3,572,986

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Financials	$ 30,714,912	$ -	$ -	$ 30,714,912
Total Equity	30,714,912	-	-	30,714,912

Short Term Investments	224,812	-	-	224,812
Investments Purchased as Securities Lending Collateral	8,000,190	924,329	969,111	9,893,630

Total Investments in Securities	$ 38,939,914	$ 924,329	$ 969,111	$ 40,833,354

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 1,139,419
Accrued discounts/(amortization of premiums), net	-
Change in allocation of securities lending collateral pool	(12,009)
Realized gain (loss)	-
Change in unrealized (depreciation)	(101,490)
Net (sales)	(56,809)
Transfers in and/or (out) of Level 3	-
Balance as of June 30, 2009	$ 969,111
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (101,490)

AssetMark Tax Exempt Fixed Income Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Principal
Amount		Value
	MUNICIPAL BONDS - 98.49%
	Alabama - 1.00%
$ 1,000,000	Jefferson County Schools, Revenue Bond, FSA Insured,
	5.500%, 01/01/2021	$860,000
1,000,000	Mobile Industrial Development Board Pollution Control, Revenue Bond,
	4.880%, 06/01/2034	1,053,000
		1,913,000
	Arizona - 3.23%
135,000	Maricopa County Elementary School District, Refunding, GO, FSA Insured,
	5.000%, 07/01/2012	146,888
585,000	Maricopa County Industrial Development Authority Health Facilities, Series A, Refunding, Revenue Bond,
	6.000%, 07/01/2039	577,781
960,000	Maricopa County Industrial Development Authority Senior Living Facilities, Refunding, Revenue Bond,
	3.650%, 09/15/2035	968,323
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond,
	5.000%, 07/01/2020	1,073,440
1,000,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	923,600
1,000,000	Pinal County, CP,
	5.000%, 12/01/2029	881,290
1,500,000	Salt River Project, Series A, Revenue Bond,
	5.000%, 01/01/2021	1,607,025
		6,178,347
	California - 5.93%
1,000,000	California Communities Development Authority, Revenue Bond,
	5.500%, 07/01/2037	692,450
1,000,000	California Educational Facilities Authority, Revenue Bond,
	5.000%, 10/01/2039	990,680
600,000	California Statewide Community Development Authority, Series A, Revenue Bond, ACA Insured,
	5.630%, 08/01/2034	455,634
1,000,000	California, GO,
	6.500%, 04/01/2033	1,043,840
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured,
	6.000%, 08/01/2025	1,094,060
390,000	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
	5.750%, 06/01/2047	234,292
2,970,000	Golden West Schools Funding Authority, Refunding, GO, AMBAC Insured,
	5.500%, 08/01/2019	3,367,802
1,000,000	Los Angeles Community College District, Series F, GO,
	5.000%, 08/01/2033	956,810
145,000	Los Angeles Unified School District, Series A, Refunding, GO, FGIC Insured,
	4.250%, 01/01/2028	125,490
905,000	Manteca CA Financing Authority, Revenue Bond,
	5.250%, 12/01/2028	881,325
500,000	Roseville Westpark Community Facilities, Special Tax,
	5.250%, 09/01/2037	303,325
1,175,000	San Francisco Steinhart Aquarium, Series F, GO,
	5.000%, 06/15/2023	1,214,410
		11,360,118
	Connecticut - 0.53%
1,000,000	Connecticut Health & Educational Facilities Authority, Revenue Bond,
	4.700%, 07/01/2029	1,019,340
	Delaware - 0.38%
1,000,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	718,870
	Florida - 3.34%
315,000	Beacon Lakes Community Development, Series A, Special Assessment,
	6.000%, 05/01/2038	185,749
245,000	Boynton Village Community Development District, Series A, Special Assessment,
	5.750%, 05/01/2037	154,103
300,000	Brevard County FLA Health Facilities Authority, Revenue Bond,
	7.000%, 04/01/2039	304,080
1,375,000	Highlands County Health Facilities Authority, Revenue Bond,
	5.000%, 11/15/2029	1,393,342
1,250,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	1,414,375
625,000	Palm Glades Community Development, Series B, Special Assessment,
	4.850%, 08/01/2011 (b)	438,119
1,200,000	Seminole Tribe Special Obligation, Series A, Revenue Bond,
	5.750%, 10/01/2022 (a)	1,089,084
625,000	Tolomato Community Development District, Special Assessment,
	6.380%, 05/01/2017	511,312
1,000,000	University of Florida, Revenue Bond, AMBAC Insured,
	5.130%, 09/01/2033	912,260
		6,402,424
	Georgia - 3.74%
1,000,000	Atlanta GA Water & Wastewater, Revenue Bond,
	6.250%, 11/01/2039	994,500
350,000	Chatham County Hospital Authority, Revenue Bond,
	6.130%, 01/01/2024	302,642
1,000,000	Fulton County School District, Refunding, GO,
	5.250%, 01/01/2014	1,125,510
1,400,000	Gainesville Educational Facilities Redevelopment Authority, Refunding, Revenue Bond,
	5.130%, 03/01/2037	788,452
1,500,000	Georgia, Series B, GO,
	5.000%, 01/01/2027	1,606,425
870,000	Marietta Development Authority, Revenue Bond,
	7.000%, 06/15/2039	733,175
1,500,000	Municipal Electric Authority of Georgia, Series A, Refunding, Revenue Bond,
	5.250%, 01/01/2018	1,600,410
		7,151,114
	Idaho - 0.55%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.380%, 06/01/2034	1,052,830
	Illinois - 13.16%
1,250,000	Chicago Board of Education, Series B, Refunding, GO,
	5.000%, 12/01/2023	1,272,250
100,000	Chicago Metropolitan Water Reclamation District Greater Chicago, Refunding, GO,
	6.050%, 12/01/2009	102,250
75,000	Chicago Park District, Revenue Bond, ACA Insured,
	6.250%, 01/01/2016	77,061
625,000	Chicago Wastewater Transmission, Refunding, Revenue Bond, FGIC Insured,
100,000	5.500%, 01/01/2010	638,387
	5.380%, 01/01/2013	106,409
500,000	Chicago Water, Refunding, Revenue Bond,
	5.000%, 11/01/2022	525,045
	Chicago, GO,
2,500,000	5.000%, 12/01/2024	2,533,850
1,000,000	5.000%, 01/01/2026	1,023,570
1,050,000	Illinois Finance Authority Sherman Health Systems, Refunding, Revenue Bond,
	5.500%, 08/01/2037	795,553
	Illinois Finance Authority, Series A, Revenue Bond,
1,370,000	5.250%, 10/01/2010	1,420,800
250,000	5.000%, 04/01/2017	230,027
1,795,000	Illinois Financial Authority, Revenue Bond,
	7.000%, 08/15/2044	1,733,575
1,000,000	Illinois State Sales Tax, Revenue Bond,
	5.250%, 06/15/2024	1,042,180
2,500,000	Illinois State Toll Highway Authority, Series A, Revenue Bond, FSA Insured,
	5.000%, 01/01/2026	2,887,950
1,000,000	Illinois, Series 1, GO,
	5.380%, 07/01/2013	1,122,730
2,690,000	Lombard Public Facilities, Series B, Revenue,
	5.250%, 01/01/2030	2,607,928
675,000	Markham, Series C, GO,
	4.750%, 02/01/2017	647,339
500,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	499,340
500,000	Regional Transportation Authority, Series B, Revenue Bond, FGIC Insured,
	5.380%, 06/01/2014	545,530
2,000,000	Southwestern Illinois Development Authority, Revenue Bond,
	5.750%, 02/01/2029	2,138,000
3,030,000	St. Clair County High School District No. 203, Series A, GO, AMBAC Insured,
	5.750%, 12/01/2026	3,244,282
		25,194,056
	Indiana - 2.79%
195,000	Allen County War Memorial, Revenue Bond,
	4.500%, 05/01/2019	199,199
	Noblesville Redevelopment Authority, Revenue Bond,
200,000	4.500%, 02/01/2011	208,128
305,000	4.500%, 08/01/2012	324,959
820,000	Portage Economic Development, Revenue Bond,
	5.000%, 07/15/2023	675,598
1,155,000	Sheridan Community School's Building Corporation, Revenue Bond, FSA Insured,
	5.500%, 07/15/2020	1,285,157
1,285,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured,
	5.250%, 07/15/2021	1,411,791
1,135,000	Wayne Township Marion County School Building Corporation, Revenue Bond, MBIA Insured,
	5.500%, 07/15/2023	1,229,341
		5,334,173
	Iowa - 0.63%
600,000	Iowa Finance Authority Health Facilities, Revenue Bond,
	5.250%, 07/01/2010	592,452
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured,
	5.000%, 07/01/2014	611,118
		1,203,570
	Kansas - 0.24%
715,000	Wyandotte County, Revenue Bond,
	4.880%, 10/01/2028	453,525
	Kentucky - 0.54%
500,000	Kentucky Economic Development Finance Authority, Revenue Bond,
	5.750%, 12/01/2028	514,345
535,000	Murray Hospital Facilities, Refunding, Revenue Bond,
	4.200%, 08/01/2010	526,269
		1,040,614
	Louisiana - 3.30%
800,000	Louisiana Citizens Property, Revenue Bond,
	6.750%, 06/01/2026	903,240
1,000,000	Louisiana Office Facilities Corp., Revenue Bond, AMBAC Insured,
	5.500%, 05/01/2016	1,048,460
2,805,000	Louisiana Public Facilities Authority, Revenue Bond,
	5.500%, 05/15/2032	3,060,676
1,235,000	Louisiana, Series A, GO,
	5.000%, 10/15/2018	1,297,935
		6,310,311
	Maine - 0.25%
500,000	South Berwick Education, Revenue Bond,
	5.250%, 08/01/2013	474,860
	Maryland - 2.10%
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,357,618
1,000,000	Maryland Health & Higher Education Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2013	1,000,120
	Maryland Health & Higher Education Facilities Authority, Revenue Bond,
750,000	5.200%, 01/01/2024	628,920
245,000	5.000%, 05/15/2048	261,094
860,000	Maryland Student Housing Economic Development, Revenue Bond,
	5.750%, 06/01/2033	779,323
		4,027,075
	Massachusetts - 2.65%
95,000	Massachusetts Bay Transportation Authority, Series C, Revenue Bond,
	5.500%, 03/01/2012	104,739
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond,
	5.450%, 04/15/2014	428,177
785,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
	5.500%, 11/15/2036	842,509
1,000,000	Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.000%, 07/15/2036	1,019,250
1,000,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond,
	5.000%, 10/01/2038	1,023,650
120,000	Massachusetts State Water Resources Authority, Series B, Revenue Bond,
	6.250%, 12/01/2011	134,736
1,500,000	Massachusetts, Series A, Refunding, GO,
	5.000%, 09/01/2032	1,519,695
		5,072,756
	Michigan - 1.24%
75,000	Detroit Sewer Disposal, Revenue Bond,
	7.100%, 12/15/2009	75,000
150,000	Dundee Community School District, GO, Q-SBLF Insured,
	5.380%, 05/01/2010	155,806
600,000	Kent Hospital Finance Authority, Series A, Revenue Bond,
	5.500%, 01/15/2047	618,990
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured,
	5.000%, 05/01/2017	858,256
730,000	Michigan Building Authority, Series I, Refunding, Revenue Bond,
	4.750%, 10/15/2025	662,519
		2,370,571
	Minnesota - 0.95%
1,500,000	Osseo Independent School District 279, GO,
	4.000%, 02/01/2022	1,508,280
295,000	Prior Lake Independent School District, Series A, GO, FGIC Insured,
	4.750%, 02/01/2010	300,924
		1,809,204
	Missouri - 2.26%
900,000	Missouri Development Finance Board, Revenue Bond,
	5.750%, 06/01/2034	900,702
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond,
	5.375%, 03/15/2039	1,044,010
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond,
	5.000%, 05/01/2024	1,060,340
1,330,000	St. Joseph Industrial Development Authority, Revenue Bond,
	5.000%, 04/01/2027	1,317,551
		4,322,603
	Nebraska - 0.80%
1,500,000	Lincoln Electric Systems, Revenue Bond,
	5.000%, 09/01/2031	1,521,315
	New Hampshire - 0.68%
1,750,000	New Hampshire Health & Education Facilities, Revenue Bond,
	5.250%, 06/01/2036	1,310,173
	New Jersey - 2.67%
500,000	New Jersey Economic Development Authority, Revenue Bond, FSA Insured,
	5.000%, 09/01/2020	536,765
1,000,000	New Jersey Transportation Trust Fund Authority, Series A, Revenue Bond,
	5.875%, 12/15/2038	1,061,310
1,600,000	New Jersey, Series L, Refunding, GO,
	5.250%, 07/15/2019	1,814,736
1,500,000	New Jersey, Series N, GO,
	5.500%, 07/15/2013	1,701,435
		5,114,246
	New Mexico - 0.59%
1,035,000	University of New Mexico, Refunding, Revenue Bond,
	5.250%, 06/01/2014	1,137,351
	New York - 9.02%
1,000,000	East Rochester Housing Authority Senior Living, Revenue Bond,
	5.500%, 08/01/2033	676,520
1,000,000	Hudson Yards Infrastructure Corporation, Series A, Revenue Bond,
	5.000%, 02/15/2047	855,240
1,765,000	Metropolitan Transportation Authority, Series F, Revenue Bond,
	5.000%, 11/15/2014	1,891,480
475,000	Nassau County NY Tobacco Settlement Corp, Series A, Refunding, Revenue Bond,
	5.125%, 06/01/2046	304,147
1,000,000	New York City Industrial Development Agency Queens Baseball Stadium, Revenue Bond,
	4.750%, 01/01/2042	777,720
800,000	New York City Municipal Water Finance Authority, Series A, Revenue Bond,
	5.750%, 06/15/2040	852,304
500,000	New York City Transit Authority, Series A, CP, AMBAC Insured,
	5.630%, 01/01/2012	514,840
1,100,000	New York City Transitional Finance Authority, Series C, Revenue Bond,
	5.000%, 02/01/2022	1,138,984
1,250,000	New York City, Series A, GO,
	5.000%, 08/01/2020	1,300,437
500,000	New York Dormitory Authority, Revenue Bond,
	6.130%, 12/01/2029	393,860
	New York Dormitory Authority, Series B, Revenue Bond,
1,000,000	5.250%, 11/15/2023	1,061,720
1,000,000	5.250%, 03/15/2038	1,012,810
500,000	New York Environmental Facilities, Revenue Bond,
	5.500%, 10/15/2027	569,895
	New York, GO,
1,000,000	5.375%, 04/01/2036	1,020,040
1,000,000	5.000%, 02/15/2039	1,009,070
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	548,685
1,500,000	5.250%, 10/15/2019	1,635,915
	Tobacco Settlement Financing, Revenue Bond,
650,000	5.000%, 06/01/2012	686,238
1,000,000	5.250%, 06/01/2021	1,022,220
		17,272,125
	North Carolina - 4.64%
2,500,000	Eastern Municipal Power Agency, Series B, Refunding, Revenue Bond, FGIC Insured,
	6.000%, 01/01/2022	2,764,425
1,480,000	North Carolina Capital Facilities Finance Agency, Series B, Revenue Bond, Refunding,
	5.000%, 10/01/2038	1,503,858
1,000,000	North Carolina Grant, Revenue Bond, MBIA Insured,
	5.000%, 03/01/2015	1,114,800
	North Carolina Medical Care Community, Revenue Bond,
700,000	5.500%, 10/01/2017	654,976
650,000	5.600%, 10/01/2036	511,147
1,500,000	North Carolina Municipal Power Agency, Series C, Revenue Bond,
	5.250%, 01/01/2019	1,559,310
750,000	Raleigh North Carolina Comb Enterprise, Series A, Revenue Bond,
	5.000%, 03/01/2031	770,010
		8,878,526
	North Dakota - 0.28%
685,000	Williams County Sales Tax, Revenue Bond,
	5.000%, 11/01/2026	541,109
	Ohio - 1.99%
1,000,000	American Municipal Power, Refunding, Revenue Bond,
	5.250%, 02/15/2023	1,027,820
685,000	Buckeye Ohio Tobacco Settlement Financial Authority, Series A, Revenue Bond,
	5.875%, 06/01/2047	387,539
445,000	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
	6.500%, 06/01/2047	276,252
750,000	Lorain, Refunding, GO,
	6.750%, 12/01/2023	798,232
1,000,000	Ohio, Series A, GO,
	5.000%, 09/01/2015	1,121,710
250,000	Toledo-Lucas County Port Authority, Special Assessment,
	5.380%, 12/01/2035	189,020
		3,800,573
	Oregon - 0.50%
1,000,000	Clackamas County School District, GO,
	5.000%, 06/15/2021	961,250
	Pennsylvania - 5.62%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
	5.000%, 09/01/2014	1,308,212
900,000	Butler County PA Hospital Authority, Revenue Bond,
	7.125%, 07/01/2029	953,721
500,000	Erie Higher Education Building Authority, Revenue Bond,
	5.350%, 03/15/2028	436,295
2,000,000	Lackawanna County, Series B, Refunding, GO,
	6.000%, 09/15/2032	1,946,140
500,000	Lancaster County Hospital Authority, Series A, Refunding, Revenue Bond,
	5.200%, 07/01/2012	497,135
1,000,000	Pennsylvania Economic Development Authority Allegheny Energy Supply, Revenue Bond,
	7.000%, 07/15/2039	1,010,000
500,000	Pennsylvania Economic Development Financing Authority, Series A, Refunding, Revenue Bond,
	5.000%, 12/01/2042	503,085
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,128,640
1,000,000	Pennsylvania, Series A, GO,
	5.000%, 08/01/2023	1,071,920
500,000	Philadelphia Hospitals & Higher Education Facilities, Refunding, Revenue Bond,
	5.500%, 07/01/2030	386,395
1,500,000	Warwick School District, GO,
	4.375%, 02/01/2025	1,513,305
		10,754,848
	Puerto Rico - 3.95%
1,250,000	Puerto Rico Commonwealth, Series A, GO,
	5.250%, 07/01/2022	1,170,288
1,000,000	Puerto Rico Commonwealth, Series A, Refunding, GO,
	5.500%, 07/01/2017	1,007,050
625,000	Puerto Rico Commonwealth, Series A, Rerefunding, Revenue Bond, Assured Guaranty Insured,
	5.000%, 07/01/2016	642,419
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	728,233
380,000	Puerto Rico Commonwealth, Series B, Unrefunded, Refunding, GO,
	5.250%, 07/01/2032	331,493
	Puerto Rico Sales Tax Financing, Series A, Revenue Bond,
2,030,000	6.750%, 08/01/2032	1,278,575
930,000	5.750%, 08/01/2037	886,467
1,500,000	5.000%, 08/01/2039	1,515,495
		7,560,020
	Tennessee - 0.70%
300,000	Johnson City Health & Educational Facilities Board, Revenue Bond,
	6.000%, 07/01/2021	314,691
1,000,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond,
	5.050%, 09/01/2012	1,017,120
		1,331,811
	Texas - 9.15%
1,000,000	Dallas, GO,
	5.000%, 02/15/2018	1,000,040
635,000	Forney Independent School District, GO, PSF-GTD Insured,
	0.000%, 08/15/2025 (c)	274,942
145,000	Frisco, GO, FGIC Insured,
	5.880%, 02/15/2010	149,663
1,280,000	La Porte Independent School District, GO,
	5.250%, 02/15/2024	1,378,791
930,000	Lower Colorado River Authority, Series B, Unrefunded, Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	950,469
2,000,000	North East Independent School District, GO,
	5.250%, 02/01/2027	2,229,920
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond,
	6.000%, 01/01/2019	761,544
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond,
	5.750%, 01/01/2038	778,285
1,500,000	North Texas Tollway Authority, Series L, Refunding, Revenue Bond,
	5.500%, 01/01/2038	1,556,325
2,000,000	San Antonio Electric & Gas, Refunding, Revenue Bond,
	5.380%, 02/01/2015	2,258,340
1,430,000	San Antonio Electric & Gas, Series A, Unrefunded, Revenue Bond, MBIA Insured,
	5.000%, 02/01/2017	1,448,133
1,000,000	San Leanna Educational Facilities, Refunding, Revenue Bond,
	4.750%, 06/01/2032	832,370
185,000	Socorro Independent School District, Prerefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	202,209
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured,
	5.380%, 08/15/2013	16,059
400,000	Texas Public Finance Authority, Refunding, GO,
	5.500%, 10/01/2009	404,760
100,000	Texas State University System, Revenue Bond, FSA Insured,
	5.250%, 03/15/2010	103,183
500,000	Texas Transportation Commission, Revenue Bond,
	5.000%, 04/01/2018	557,230
1,000,000	Texas Water Development Board, Series B, Revenue Bond,
	5.250%, 07/15/2027	1,061,800
1,000,000	Texas, GO,
	5.000%, 04/01/2016	1,121,770
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	425,544
		17,511,377
	Virginia - 1.45%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,137,050
870,000	Tobacco Settlement Financing, Series B, Revenue Bond,
	5.000%, 06/01/2047	480,492
1,000,000	Virginia College Building Authority Educational Facilities, Revenue Bond,
	5.750%, 01/01/2034	1,150,170
		2,767,712
	Washington - 3.32%
1,000,000	Clark County School District, Refunding, GO, FGIC Insured,
	5.500%, 12/01/2017	1,083,410
1,000,000	Energy Northwest, Series A, Revenue Bond, FSA Insured,
	5.500%, 07/01/2017	1,062,070
2,000,000	Energy Northwest, Series A, Revenue Bond, MBIA Insured,
	5.750%, 07/01/2017	2,158,340
500,000	King County Hospital, Refunding, GO, MBIA Insured,
	5.000%, 12/01/2021	509,265
45,000	King County, Prerefunded, GO,
	5.500%, 12/01/2010	47,990
55,000	King County, Unrefunded, GO,
	5.500%, 12/01/2010	58,462
30,000	Seattle, Prerefunded, GO,
	5.000%, 07/01/2013	33,306
1,250,000	Washington, Series A, GO,
	5.000%, 07/01/2016	1,409,025
		6,361,868
	Wisconsin - 3.92%
	Badger Tobacco Asset Securitization, Revenue Bond,
1,350,000	5.750%, 06/01/2011	1,447,173
315,000	6.130%, 06/01/2027	340,288
2,000,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026	2,041,360
150,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.250%, 08/15/2024	152,051
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond,
	5.000%, 02/15/2018	384,288
1,000,000	Wisconsin Transportation, Series A, Revenue Bond, FGIC Insured,
	5.500%, 07/01/2016	1,049,840
2,000,000	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	2,096,560
		7,511,560
	Wyoming - 0.40%
750,000	Wyoming Municipal Power Agency, Series A, Revenue Bond,
	5.500%, 01/01/2028	772,530

	Total Municipal Bonds (Cost $191,588,122)	188,517,755
Number of
Shares
	SHORT TERM INVESTMENTS - 0.33%
	Money Market Funds - 0.33%
633,657	Fidelity Tax Exempt Portfolio	633,657

	Total Short Term Investments (Cost $633,657)	633,657

	Total Investments (Cost $192,221,779) - 98.82%	189,151,412
	Other Assets in Excess of Liabilities - 1.18%	2,268,138
	TOTAL NET ASSETS - 100.00%	$191,419,550

Percentages are stated as a percent of net assets.
(a)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $1,089,084, which represents 0.57% of total net assets.
(b)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$438,119, which represent 0.23% of total net assets.
(c)	Zero coupon bond.

Glossary of Terms
AMBAC	American Municipal Bond Assurance Corp.
ACA	American Capital Access
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Corp.
FSA	Federal Housing Authority/Agency
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$192,221,779
	Gross unrealized appreciation	3,943,808
	Gross unrealized depreciation	(7,014,175)
	Net unrealized appreciation	($3,070,367)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$ -	$ 188,517,755	$ -	$ 188,517,755
Total Fixed Income	-	188,517,755	-	188,517,755

Short Term Investments	633,657	-	-	633,657

Total Investments in Securities	$ 633,657	$ 188,517,755	$ -	$ 189,151,412

AssetMark Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	CONVERTIBLE PREFERRED STOCKS - 0.01%
	Automobiles - 0.01%
12,000	General Motors Corporation (n)	$34,560
1,800	General Motors Corporation	4,950
		39,510

	Total Convertible Preferred Stocks (Cost $304,161)	39,510

	PREFERRED STOCKS - 0.18%
	Banks - 0.10%
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (a)(c)(e)	564,552
	Consumer Finance - 0.06%
12,000	Corts Trust for Ford Motor Company	163,800
329	GMAC - Preferred Blocker, Inc. (a)(c)	141,511
		305,311
	Thrifts & Mortgage Finance - 0.02%
44,650	FHLMC, 8.375%	54,473
1,300	FNMA, 7.000% (e)	2,340
32,350	FNMA,8.250%	43,349
		100,162

	Total Preferred Stocks (Cost $2,948,922)	970,025

Principal
Amount
	ASSET BACKED SECURITIES - 3.46%
$ 514,306	Accredited Mortgage Loan Trust
	Series 2005-3, 0.554%, 09/25/2035 (e)	369,449
84,367	Conseco Finance Securitizations Corp.
	Series 2000-4, 8.310%, 04/01/2031	52,758
243,779	Countrywide Asset-Backed Certificates
	Series 2005-4, 4.456%, 09/25/2032	222,268
	Countrywide Home Equity Loan Trust
268,471	Series 2004-R, 0.614%, 03/15/2030 (e)	92,802
356,749	Series 2004-N, 0.645%, 02/15/2034 (e)	120,651
385,911	Series 2004-O, 0.645%, 02/15/2034 (e)	159,288
368,056	Series 2005-F, 0.584%, 12/15/2035 (e)	129,216
363,024	Delta Air Lines, Inc.
	Pool #081022, 6.821%, 02/10/2024	301,310
1,666,633	Household Home Equity Loan Trust
	Series 2007-3, 1.668%, 11/20/2036	1,096,375
	JetBlue Airways Corporation
695,950	Series 2004-2, G-1, 1.258%, 02/15/2018 (e)	505,329
900,000	Series 2004-2, G-2, 1.333%, 05/15/2018 (e)	497,688
	Morgan Stanley
894,493	Series M-1, 1.334%, 10/25/2033	543,896
830,000	Nelnet, Inc.
	Series 2008-4, 2.572%, 04/25/2024	819,501
	New Valley Generation
3,028,774	Series 2000-1, 7.299%, 03/15/2019	3,310,450
7,259,432	Series 2001-1, 5.572%, 05/01/2020	7,754,971
176,333	Residential Asset Mortgage Products, Inc.
	Series FLT, 0.794%, 03/25/2034	64,255
550,000	SLC Student Loan Trust
	Series 2008-1, 2.229%, 12/15/2032	535,470
400,000	SLM Private Loan Trust
	Series 2003-7, 1.829%, 12/15/2033 (c)	345,565
1,620,000	Washington Mutual
	Series 2006-A3, 0.374%, 09/15/2013 (c)(e)	1,617,602

	Total Asset Backed Securities (Cost $20,582,629)	18,538,844

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.02%
676,048	Bank of America Corporation
	Series 2005-B, 5.087%, 04/25/2035	430,785
	Countrywide Home Loans, Inc.
326,437	Series 2005-11, 0.614%, 03/25/2035	142,975
848,660	Series 2005-R1, 0.674%, 03/25/2035 (c)	599,911
503,641	Series 2005-11, 3.815%, 04/25/2035	157,511
978,948	GSMPS Mortgage Loan Trust
	Series 2005-RP1, 0.664%, 01/25/2035 (c)	635,622
3,100,000	Master Adjustable Rate Mortgages Trust
	Series 2004-13, 3.469%, 11/21/2034	1,959,669
455,188	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034 (c)	501,202
931,431	MLCC Mortgage Investors, Inc.
	Series 2005-1, 4.948%, 04/25/2035	720,852
	Prime Mortgage Trust
3,357,508	Series 2006-DR1, 5.500%, 05/25/2035 (c)	2,675,360
2,733,850	Series 2006-DR1, 6.000%, 05/25/2035 (c)	2,041,415
500,389	Residential Asset Mortgage Products, Inc.
	Series 2004-SL4, 7.500%, 07/25/2032	469,049
1,089,244	Washington Mutual
	Series 2005-AR8, 0.604%, 07/25/2045 (e)	500,229

	Total Collateralized Mortgage Obligations (Cost $15,418,653)	10,834,580

	CORPORATE BONDS - 27.51%
	Aerospace & Defense - 0.12%
240,000	Boeing Co.
	6.000%, 03/15/2019	262,188
475,000	International Lease Finance Corp.
	4.950%, 02/01/2011	404,189
		666,377

	Auto Components - 0.05%
250,000	The Goodyear Tire & Rubber Company
	9.000%, 07/01/2015 (b)	248,750
	Automobiles - 0.12%
260,000	DaimlerChrysler N.A.
	5.875%, 03/15/2011	264,428
	General Motors Corporation
2,420,000	8.250%, 07/15/2023 (f)	308,550
250,000	8.380%, 07/05/2033 (f)	41,910
30,000	8.375%, 07/15/2033 (f)	3,975
		618,863

	Banks - 3.42%
300,000	AIFUL Corporation
	5.000%, 08/10/2010 (c)	183,040
750,000	ANZ Capital Trust
	5.360%, 12/15/2049 (c)	605,438
30,000	BAC Capital Trust
	5.630%, 12/31/2099	15,008
500,000	Capital One Financial Corp.
	8.800%, 07/15/2019	511,659
	Glitnir Bank
370,000	6.330%, 07/28/2011 (Acquired 07/21/2006, Cost $370,000) (d)(f)	54,575
760,000	6.693%, 06/15/2016 (Acquired 06/12/2006 and 06/21/2006, Cost $758,848; Callable at $100.00 on 06/15/2011) (d)(f)	456
375,000	Greenpoint Bank
	9.250%, 10/01/2010	380,480
700,000	HBOS Capital Funding LP
	6.071%, 06/01/2049 (c)(e)	255,360
685,000	HSBC Finance Corp.
	4.125%, 11/16/2009	688,843
694,000	ICICI Bank Ltd.
	6.375%, 04/30/2022	542,809
	Kaupthing Bank Hf
130,000	5.750%, 10/04/2011 (Acquired 09/28/2006, Cost $129,288) (d)(f)	11,679
1,990,000	7.625%, 02/28/2015 (Acquired 02/25/2008, Cost $1,711,334) (d)(f)	186,684
250,000	7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	625
1,080,000	Landsbanki Islands Hf
	6.100%, 08/25/2011 (Acquired 08/22/2006, Cost $1,079,719) (d)(f)	6,585
650,000	PNC Bank N.A.
	6.875%, 04/01/2018	643,618
395,000	Rabobank Nederland
	11.000%, 06/30/2019 (c)(e)	440,551
	Resona Bank
525,000	5.850%, 09/29/2049 (Acquired 09/08/2005, Cost $524,633; Callable at $100.00 on 04/15/2016) (d)	396,894
450,000	4.130%, 09/30/2049 (Acquired 10/05/2005, Cost $536,375) (d)	454,526
735,000	Resona Preferred Global Securities
	7.191%, 12/29/2049 (c)	537,136
	Royal Bank of Scotland Group PLC
3,100,000	2.625%, 05/11/2012 (c)	3,124,403
200,000	7.64%, 03/31/2049 (Callable at $100.00 on 09/29/2017)	81,089
1,740,000	9.118%, 03/31/2049 (Callable at $100.00 on 03/31/2010)	1,418,319
840,000	Russ Agriculture Bank
	6.299%, 05/15/2017 (c)	726,600
560,000	Santander Issuances SA
	5.805%, 06/20/2016 (c)	450,645
600,000	Shinsei Finance Cayman Ltd.
	6.418%, 07/20/2048 (c)	240,245
2,300,000	Societe Financement De L'Econo
	3.375%, 05/05/2014 (c)	2,308,289
300,000	Sovereign Bank
	2.738%, 08/01/2013	226,577
280,000	Suntrust Capital
	6.100%, 12/01/2066	182,344
	Wells Fargo Company
1,250,000	5.625%, 12/11/2017	1,232,454
840,000	9.750%, 09/26/2044 (b)(e)	813,386
400,000	7.700%, 12/29/2049 (e)	332,254
440,000	5.950%, 12/01/2086	326,524
	Zurich Financial Services
675,000	6.150%, 12/15/2065 (c)	526,500
575,000	6.450%, 12/15/2065 (c)	442,750
		18,348,345

	Beverages - 0.43%
600,000	Anheuser-Busch InBev NV
	7.750%, 01/15/2019 (c)	657,313
960,000	Diageo Plc
	7.375%, 01/15/2014	1,087,254
470,000	PepsiCo, Inc.
	7.900%, 11/01/2018	572,786
		2,317,353

	Business Services - 0.01%
46,000	Dyncorp International LLC
	9.500%, 02/15/2013	44,390
10,000	Lamar Media Corp.
	6.625%, 08/15/2015	8,500
		52,890

	Capital Markets - 1.94%
	Bear Stearns Companies, Inc.
815,000	6.400%, 10/02/2017	817,740
3,570,000	7.250%, 02/01/2018	3,768,753
	Goldman Sachs Group, Inc.
200,000	4.500%, 06/15/2010	204,990
80,000	5.450%, 11/01/2012	82,782
50,000	5.793%, 12/29/2049 (e)	30,490
	Lehman Brothers Holdings, Inc.
120,000	5.250%, 02/06/2012 (f)	18,300
1,820,000	6.750%, 12/28/2017 (f)	182
370,000	3.589%, 08/19/2065 (e)(f)	37
270,000	5.857%, 12/29/2099 (f)	27
	Merrill Lynch Co.
775,000	5.450%, 02/05/2013	754,908
550,000	6.400%, 08/28/2017	487,635
1,200,000	6.875%, 04/25/2018	1,112,446
	Morgan Stanley
340,000	5.625%, 01/09/2012	348,160
500,000	5.750%, 08/31/2012	516,979
230,000	1.557%, 10/18/2016 (e)	186,350
600,000	5.950%, 12/28/2017	576,676
1,250,000	6.625%, 04/01/2018	1,248,175
430,000	Wachovia Capital Trust
	5.800%, 03/15/2042 (e)	258,088
		10,412,718

	Chemicals - 0.16%
775,000	Dow Chemical Co.
	7.600%, 05/15/2014	799,055
63,000	Westlake Chemical Corp.
	6.625%, 01/15/2016	55,440
		854,495

	Commercial Services & Supplies - 0.13%
375,000	Allied Waste North America, Inc.
	7.125%, 05/15/2016	377,382
325,000	Waste Management, Inc.
	6.375%, 11/15/2012	345,374
		722,756

	Communications - 0.94%
295,000	British Telecommunications PLC
	8.625%, 12/15/2010	313,417
350,000	Deutsche Telekom International Finance B.V.
	5.750%, 03/23/2016	358,848
500,000	Inmarsat PLC
	10.375%, 11/15/2012	520,000
135,000	Level 3 Financing, Inc.
	9.250%, 11/01/2014	111,375
40,000	News America Marketing, Inc.
	6.650%, 11/15/2037	36,088
110,000	Rogers Cable, Inc.
	6.750%, 03/15/2015	116,652
	Sprint Capital Corp.
580,000	8.375%, 03/15/2012	574,200
40,000	8.750%, 03/15/2032	32,400
	Telecom Italia Capital
450,000	6.200%, 07/18/2011	466,061
200,000	4.950%, 09/30/2014	191,681
190,000	5.250%, 10/01/2015	183,654
430,000	6.999%, 06/04/2018	435,727
1,200,000	7.721%, 06/04/2038	1,225,578
50,000	Verizon Global Funding Corp.
	7.375%, 09/01/2012	55,976
400,000	VIP Finance Vipelcom
	9.125%, 04/30/2018	348,500
100,000	Virgin Media Finance PLC
	9.125%, 08/15/2016	96,750
		5,066,907

	Consumer Finance - 1.87%
60,000	American Express Credit Corp.
	5.875%, 05/02/2013	59,628
	American Express Co.
1,570,000	8.125%, 05/20/2019	1,631,999
440,000	6.800%, 09/01/2066 (e)	317,211
210,000	American General Finance
	6.900%, 12/15/2017	113,861
690,000	Caterpillar Financial Services Corp.
	6.200%, 09/30/2013	731,221
	Ford Motor Credit Company LLC
460,000	7.375%, 10/28/2009	456,092
540,000	12.000%, 05/15/2015 (b)	505,496
1,700,000	General Motors Acceptance Corporation
	6.875%, 09/15/2011	1,462,415
	GMAC Mortgage, LLC
176,000	7.750%, 01/19/2010 (c)	173,360
956,000	6.625%, 05/15/2012 (c)	807,820
245,000	7.500%, 12/31/2013 (c)	192,325
194,000	8.000%, 12/31/2018 (c)	125,130
386,000	8.000%, 11/01/2031 (c)	274,060
	SLM Corp.
1,750,000	5.000%, 10/01/2013	1,416,784
1,140,000	5.375%, 05/15/2014	917,153
120,000	5.050%, 11/14/2014	92,947
20,000	5.000%, 04/15/2015	15,253
100,000	5.625%, 08/01/2033	61,724
675,000	Westfield Capital Corp.
	4.375%, 11/15/2010 (c)	660,884
		10,015,363

	Consumer Services - 0.34%
1,800,000	Leaseplan Corp. NV
	3.000%, 05/07/2012 (c)	1,807,898
	Diversified Consumer Services - 0.03%
	Service Corporation International
60,000	6.750%, 04/01/2016	54,450
10,000	7.625%, 10/01/2018	9,325
130,000	7.500%, 04/01/2027	102,700
		166,475

	Diversified Financial Services - 1.41%
	AGFC Capital Trust
280,000	6.000%, 01/15/2067 (c)	58,851
	Bank of America Corporation
325,000	5.750%, 12/01/2017	289,855
200,000	7.625%, 06/01/2019	201,238
550,000	8.00%, 12/29/2049 (Callable at $100.00 on 01/30/2018) (e)	460,005
40,000	8.125%, 12/29/2049	33,458
	Citigroup, Inc.
575,000	5.850%, 07/02/2013	544,378
1,030,000	6.500%, 08/19/2013	1,001,406
1,120,000	5.000%, 09/15/2014	939,945
950,000	6.875%, 03/05/2038	841,433
	GE Capital Corp.
650,000	0.889%, 09/15/2014 (e)	552,267
1,160,000	6.375%, 11/15/2067 (e)	775,093
	JPMorgan Chase & Co.
40,000	2.125%, 06/22/2012	40,177
500,000	6.125%, 06/27/2017	494,789
850,000	6.000%, 01/15/2018	845,788
1,214,000	UBS AG
	6.000%, 12/31/2017 (credit linked to a Republic
	of Brazil Treasury Security and IPCA Index Units)
	(Acquired 11/05/2007, Cost $378,952) (d)(m)	462,804
		7,541,487

	Diversified Telecommunication Services - 1.44%
	AT&T, Inc.
310,000	5.500%, 02/01/2018	310,070
710,000	5.800%, 02/15/2019	722,188
750,000	6.400%, 05/15/2038	736,564
690,000	6.550%, 02/15/2039	691,016
30,000	BellSouth Corp.
	4.750%, 11/15/2012	31,084
	Citizens Communications Co.
530,000	9.250%, 05/15/2011	555,175
35,000	7.125%, 03/15/2019	30,012
520,000	KPN Mobile NV
	8.375%, 10/01/2030	595,952
410,000	SBC Communications, Inc.
	5.100%, 09/15/2014	426,387
	Verizon Communications, Inc.
80,000	5.500%, 02/15/2018	79,584
1,025,000	6.400%, 02/15/2038	1,006,710
540,000	8.950%, 03/01/2039	683,986
740,000	Verizon New York, Inc.
	6.875%, 04/01/2012	784,761
465,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018 (c)	556,651
515,000	Windstream Corp.
	8.625%, 08/01/2016	495,687
		7,705,827

	Electric Utilities - 1.85%
	AES Corp.
47,000	7.750%, 03/01/2014	44,767
190,000	7.750%, 10/15/2015	177,650
1,060,000	8.000%, 10/15/2017 (b)	991,100
475,000	CenterPoint Energy Resources Corp.
	7.875%, 04/01/2013	507,077
	Commonwealth Edison Co.
425,000	5.400%, 12/15/2011	444,786
250,000	6.950%, 07/15/2018	253,399
275,000	5.900%, 03/15/2036	264,688
	Dominion Resources, Inc.
80,000	4.750%, 12/15/2010	82,250
300,000	5.700%, 09/17/2012	319,343
25,000	Duke Energy Corp.
	5.625%, 11/30/2012	26,815
	Energy Future Holdings Corp.
110,000	5.550%, 11/15/2014	70,006
10,000	10.875%, 11/01/2017	7,350
3,646,400	11.250%, 11/01/2017	2,242,536
270,000	6.500%, 11/15/2024	136,642
915,000	6.550%, 11/15/2034	444,469
75,000	Exelon Corp.
	5.625%, 06/15/2035	60,555
	FirstEnergy Corp.
200,000	6.450%, 11/15/2011	208,866
1,005,000	7.375%, 11/15/2031	951,085
	Nevada Power Co.
375,000	5.875%, 01/15/2015	384,610
625,000	6.650%, 04/01/2036	637,692
	Pacific Gas & Electric Co.
470,000	5.625%, 11/30/2017	498,323
170,000	6.050%, 03/01/2034	176,937
290,000	5.800%, 03/01/2037	292,453
	Progress Energy, Inc.
225,000	7.050%, 03/15/2019	250,083
400,000	7.750%, 03/01/2031	471,263
		9,944,745

	Electrical Equipment - 0.36%
100,000	L-3 Communications Holdings, Inc.
	6.375%, 10/15/2015	91,250
20,000	NXP BV / NXP Funding LLC
	7.875%, 10/15/2014 (c)	9,175
	Tyco International Group
130,000	6.750%, 02/15/2011	135,105
455,000	6.375%, 10/15/2011	479,702
1,285,000	Tyco International Ltd.
	6.875%, 01/15/2021	1,217,468
		1,932,700

	Electronic Equipment & Instruments - 0.01%
50,000	Freescale Semiconductor, Inc.
	8.875%, 12/15/2014	25,500
40,000	Xerox Corp.
	6.750%, 02/01/2017	36,452
		61,952

	Energy Equipment & Services - 0.22%
620,000	Baker Hughes, Inc.
	7.500%, 11/15/2018	727,316
190,000	Complete Production Services
	8.000%, 12/15/2016	163,400
	Geophysique
155,000	7.500%, 05/15/2015	142,987
90,000	7.750%, 05/15/2017	82,350
50,000	Pride International, Inc.
	7.375%, 07/15/2014	49,875
100,000	SemGroup LP
	8.750%, 11/15/2015 (Acquired 11/04/2005 and 10/03/2006, Cost $39,688) (d)(f)	4,500
		1,170,428

	Food & Staples Retailing - 0.23%
	CVS Caremark Corporation
500,000	6.600%, 03/15/2019	535,214
777,304	6.943%, 01/10/2030 (c)	705,165
		1,240,379

	Food Products - 0.18%
375,000	Dean Foods Co.
	7.000%, 06/01/2016	344,063
	Land O' Lakes, Inc.
125,000	9.000%, 12/15/2010	126,875
500,000	8.750%, 11/15/2011	503,750
		974,688

	Gas Utilities - 0.03%
125,000	EQT Corp.
	8.125%, 06/01/2019	134,026
	Health Care Providers & Services - 0.66%
100,000	AmerisourceBergen Corp.
	5.875%, 09/15/2015	95,436
200,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	197,000
205,000	Davita, Inc.
	6.625%, 03/15/2013	194,237
	Express Scripts, Inc.
325,000	5.250%, 06/15/2012	336,003
300,000	6.250%, 06/15/2014	317,769
250,000	FMC Finance III SA
	6.875%, 07/15/2017	233,750
	HCA, Inc.
13,000	6.300%, 10/01/2012	11,993
234,000	6.250%, 02/15/2013	205,920
460,000	6.750%, 07/15/2013	407,100
40,000	9.125%, 11/15/2014	39,700
340,000	9.250%, 11/15/2016	335,750
467,032	10.375%, 11/15/2016	463,529
542,000	Tenet Healthcare Corp.
	9.250%, 02/01/2015 (b)	498,640
160,000	Unitedhealth Group, Inc.
	6.000%, 02/15/2018	153,809
50,000	WellPoint, Inc.
	5.875%, 06/15/2017	49,012
		3,539,648

	Hotels, Restaurants & Leisure - 0.26%
	Boyd Gaming Corp.
65,000	6.750%, 04/15/2014	52,975
160,000	7.125%, 02/01/2016	119,400
85,000	Host Marriott Services Corp.
	6.750%, 06/01/2016	74,162
60,000	Inn of the Mountain Gods Resort & Casino
	12.000%, 11/15/2010 (f)	24,300
400,000	International Game Technology
	7.500%, 06/15/2019	404,293
	MGM Mirage, Inc.
20,000	8.500%, 09/15/2010	18,250
20,000	10.375%, 05/15/2014 (c)	20,850
20,000	6.625%, 07/15/2015	13,150
100,000	7.625%, 01/15/2017	65,250
50,000	11.125%, 11/15/2017 (c)	53,250
20,000	River Rock Entertainment
	9.750%, 11/01/2011	15,100
	Station Casinos, Inc.
25,000	6.875%, 03/01/2016 (Acquired 08/23/2005, Cost $25,561; Callable at $101.72 on 03/10/2010) (d)(f)	750
190,000	7.750%, 08/15/2016 (Acquired 12/05/2006, Cost $193,071; Callable at $102.91 on 08/15/2011) (d)(f)	66,500
500,000	Universal City Development Partners
	11.750%, 04/01/2010	477,500
		1,405,730

	Household Durables - 0.09%
	Whirlpool Corp.
200,000	8.000%, 05/01/2012	207,125
250,000	8.600%, 05/01/2014	261,506
		468,631

	Independent Power Producers & Energy Traders - 0.19%
1,100,000	AES Corp.
	8.000%, 06/01/2020	992,750
	Industrials - 0.27%
340,000	Reed Elsevier Capital
	8.625%, 01/15/2019	386,944
985,000	Roche Holding Inc.
	6.000%, 03/01/2019 (c)	1,052,221
		1,439,165

	Insurance - 1.04%
900,000	ACE INA Holdings, Inc.
	5.800%, 03/15/2018	898,250
	American International Group, Inc.
130,000	5.850%, 01/16/2018	68,873
390,000	8.250%, 08/15/2018 (c)	229,819
150,000	6.250%, 03/15/2087	39,375
400,000	Arch Capital Group Ltd.
	7.350%, 05/01/2034	317,248
80,000	ASIF Global Financing XIX
	4.900%, 01/17/2013 (c)	68,111
200,000	AXA Group
	6.463%, 12/31/2049 (c)	126,193
375,000	Catlin Insurance Co. Ltd.
	7.250%, 12/31/2049 (Acquired 01/11/2007, Cost $375,000; Callable at $100.00 on 01/19/2017) (d)	210,256
890,000	CNA Financial Corp.
	7.250%, 11/15/2023	638,982
425,000	Endurance Specialty Holdings Ltd.
	6.150%, 10/15/2015	354,875
1,200,000	Metlife, Inc.
	6.400%, 12/15/2066	860,250
500,000	Phoenix Life Insurance Co.
	7.150%, 12/15/2034 (c)	130,000
450,000	QBE Insurance Group Ltd.
	5.647%, 07/01/2023 (Acquired 08/23/2004, Cost $441,198; Callable at $100.00 on 07/01/2013) (d)(e)	319,559
300,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065	169,788
875,000	Swiss Reinsurance Company
	6.854%, 05/29/2049 (c)	482,157
840,000	Travelers Companies, Inc.
	6.250%, 03/15/2067	677,983
		5,591,719

	IT Services - 0.11%
575,000	Fiserv, Inc.
	6.125%, 11/20/2012	597,301
	Machinery - 0.01%
20,000	American Achievement Corp.
	8.250%, 04/01/2012 (c)	18,800
60,000	Terex Corp.
	7.375%, 01/15/2014	55,200
		74,000

	Media - 1.29%
10,000	AMC Entertainment, Inc.
	8.750%, 06/01/2019 (c)	9,450
950,000	British Sky Broadcasting Group
	6.100%, 02/15/2018 (c)	950,178
140,000	CCH Holdings LLC
	11.000%, 10/01/2015 (Acquired 06/27/2007, Cost $145,413; Callable at $105.50 on 10/01/2010) (d)(f)	17,500
	Comcast Cable Communications Holdings, Inc.
320,000	8.875%, 05/01/2017	376,795
500,000	9.455%, 11/15/2022	585,742
	Comcast Corp.
220,000	6.500%, 01/15/2015	233,621
50,000	6.500%, 01/15/2017	53,122
20,000	5.875%, 02/15/2018	20,307
650,000	Comcast Holdings Corp.
	10.625%, 07/15/2012	761,006
	CSC Holdings, Inc.
45,000	7.625%, 04/01/2011	44,775
70,000	8.625%, 02/15/2019 (c)	68,425
110,000	DIRECTV Holdings LLC
	8.375%, 03/15/2013	110,825
	EchoStar DBS Corporation
40,000	6.625%, 10/01/2014 (b)	37,000
500,000	7.125%, 02/01/2016	468,750
20,000	Liberty Media Corp.
	5.700%, 05/15/2013	17,400
70,000	Sun Media Corp.
	7.625%, 02/15/2013	46,375
	Time Warner Cable, Inc.
310,000	6.875%, 05/01/2012	331,834
775,000	5.400%, 07/02/2012	801,590
540,000	5.850%, 05/01/2017	540,082
150,000	8.750%, 02/14/2019 (b)	175,035
530,000	8.250%, 04/01/2019	602,379
375,000	6.550%, 05/01/2037 (b)	360,691
210,000	6.750%, 06/15/2039	205,036
90,000	TL Acquisitions, Inc.
	10.500%, 01/15/2015 (c)	73,350
		6,891,268

	Metals & Mining - 0.92%
570,000	Alcoa, Inc.
	6.000%, 07/15/2013	557,382
1,075,000	ArcelorMittal SA
	6.125%, 06/01/2018	942,172
200,000	Barrick Gold Corp.
	6.950%, 04/01/2019	224,405
640,000	BHP Billiton Ltd.
	6.500%, 04/01/2019	712,038
100,000	Codelco
	4.750%, 10/15/2014 (c)	103,251
740,000	Evraz Group SA
	8.875%, 04/24/2013 (c)	610,500
	Freeport-McMoRan Copper & Gold Inc.
10,000	8.250%, 04/01/2015	10,111
270,000	8.375%, 04/01/2017	272,408
670,000	Rio Tinto Ltd.
	6.500%, 07/15/2018	671,523
	Steel Dynamics, Inc.
55,000	7.375%, 11/01/2012	52,388
150,000	6.750%, 04/01/2015	134,250
	Teck Resources Ltd
25,000	9.750%, 05/15/2014 (c)	25,900
20,000	10.250%, 05/15/2016 (c)	20,976
40,000	10.750%, 05/15/2019 (c)	43,066
175,000	Transocean, Inc.
	6.800%, 03/15/2038	187,793
400,000	Vedanta Resources Plc
	8.750%, 01/15/2014 (c)(q)	366,000
		4,934,163

	Multi-Utilities - 0.40%
50,000	CenterPoint Energy, Inc.
	7.250%, 09/01/2010	50,822
550,000	Dominion Resources, Inc.
	8.875%, 01/15/2019	656,995
	Edison Mission Energy
90,000	7.750%, 06/15/2016	73,800
70,000	7.000%, 05/15/2017	54,075
220,000	7.200%, 05/15/2019	165,000
80,000	7.625%, 05/15/2027	51,600
850,000	MidAmerican Energy Holding Co.
	6.125%, 04/01/2036	842,944
	NRG Energy, Inc.
225,000	7.250%, 02/01/2014	218,812
30,000	7.375%, 02/01/2016	28,463
20,000	7.375%, 01/15/2017	18,900
		2,161,411

	Oil & Gas - 4.72%
	Amerada Hess Corp.
160,000	7.875%, 10/01/2029	173,998
670,000	7.300%, 08/15/2031	693,520
80,000	Anadarko Finance Co.
	7.500%, 05/01/2031	78,267
1,160,000	Anadarko Petroleum Corp.
	6.450%, 09/15/2036	1,045,882
480,000	Apache Corp.
	6.000%, 09/15/2013	522,764
700,000	Boardwalk Pipelines LP
	5.875%, 11/15/2016	665,456
890,000	BP Capital PLC
	5.250%, 11/07/2013	956,175
	Canadian Natural Resources Ltd.
250,000	5.150%, 02/01/2013	254,610
75,000	5.850%, 02/01/2035	70,845
475,000	6.500%, 02/15/2037	475,686
150,000	6.250%, 03/15/2038	150,222
	Chesapeake Energy Corp.
60,000	6.375%, 06/15/2015	53,700
80,000	6.250%, 01/15/2018	66,800
155,000	7.250%, 12/15/2018	135,625
70,000	Conoco Funding Co.
	6.350%, 10/15/2011	76,438
	Conocophillips
350,000	6.000%, 01/15/2020 (b)	375,484
20,000	6.950%, 04/15/2029	21,610
890,000	6.500%, 02/01/2039	950,559
275,000	Dynegy, Inc.
	7.750%, 06/01/2019	215,531
	El Paso Natural Gas Co.
400,000	7.500%, 11/15/2026	397,629
309,000	8.375%, 06/15/2032	337,654
	El Paso Corp.
520,000	7.000%, 06/15/2017	476,192
217,000	7.800%, 08/01/2031	178,094
355,000	7.750%, 01/15/2032	290,752
	Energy Transfer Partners LP
1,400,000	5.950%, 02/01/2015	1,412,184
50,000	6.700%, 07/01/2018	51,201
	Enterprise Products Operating LP
375,000	8.375%, 08/01/2066 (e)	302,249
450,000	7.034%, 01/15/2068	332,359
400,000	Hess Corp.
	8.125%, 02/15/2019	456,161
520,000	Intergas Finance BV
	6.375%, 05/14/2017	396,300
370,000	Kazmunaigaz Finance BV
	8.375%, 07/02/2013 (c)	343,175
1,215,000	Kerr-McGee Corp.
	7.875%, 09/15/2031	1,188,653
	Kinder Morgan Energy Partners
360,000	6.750%, 03/15/2011	377,459
110,000	5.850%, 09/15/2012	114,761
260,000	6.000%, 02/01/2017	258,324
730,000	6.950%, 01/15/2038	709,290
410,000	Noble Energy, Inc.
	8.250%, 03/01/2019	467,270
790,000	Occidental Petroleum Corp.
	7.000%, 11/01/2013	905,307
	Oneok Partners LP
425,000	6.650%, 10/01/2036	393,027
525,000	6.850%, 10/15/2037	500,547
	OPTI Canada, Inc.
160,000	7.875%, 12/15/2014	104,400
130,000	8.250%, 12/15/2014	86,450
	Peabody Energy Corp.
10,000	6.875%, 03/15/2013	9,950
50,000	5.875%, 04/15/2016	44,250
781,000	Pemex Project Funding Master Trust
	6.625%, 06/15/2035	707,338
360,000	Petrobras International Finance Co.
	6.125%, 10/06/2016	370,800
980,000	Petróleos Mexicanos
	8.000%, 05/03/2019 (c)	1,068,200
200,000	Sandridge Energy, Inc.
	9.875%, 05/15/2016 (c)	194,000
45,000	Southern Natural Gas Co.
	8.000%, 03/01/2032	47,840
475,000	StatoilHydro ASA
	5.250%, 04/15/2019	489,764
140,000	Suburban Propane Partners LP
	6.875%, 12/15/2013	129,500
	Tennessee Gas Pipeline Co.
250,000	7.000%, 10/15/2028	239,479
140,000	7.625%, 04/01/2037	142,493
975,000	Teppco Partners LP
	6.650%, 04/15/2018	991,374
525,000	Transocean, Inc.
	7.500%, 04/15/2031	583,334
	Williams Companies, Inc.
360,000	7.875%, 09/01/2021	355,284
770,000	7.500%, 01/15/2031	679,282
590,000	7.750%, 06/15/2031	532,315
50,000	8.750%, 03/15/2032	50,374
	XTO Energy, Inc.
800,000	7.500%, 04/15/2012	886,759
30,000	5.650%, 04/01/2016	30,414
575,000	6.500%, 12/15/2018	617,979
70,000	6.750%, 08/01/2037	73,312
		25,306,651

	Pharmaceuticals - 0.37%
820,000	Abbott Labs
	5.125%, 04/01/2019	845,911
550,000	Pfizer, Inc.
	6.200%, 03/15/2019	602,601
520,000	Wyeth
	5.950%, 04/01/2037	539,807
		1,988,319

	Pipelines - 0.13%
650,000	Florida Gas Transmission Co.
	7.900%, 05/15/2019 (c)	715,647
	Real Estate - 0.21%
	Forest City Enterprises, Inc.
10,000	7.625%, 06/01/2015	6,350
29,000	6.500%, 02/01/2017	16,095
	Realogy Corp.
550,000	12.375%, 04/15/2015	156,750
850,000	Simon Property Group, Inc.
	6.125%, 05/30/2018 (b)	791,959
	Ventas Realty LP
90,000	9.000%, 05/01/2012	93,150
70,000	6.750%, 04/01/2017	63,175
		1,127,479

	Retail - 0.01%
40,000	J.C. Penney Co., Inc.
	7.400%, 04/01/2037	31,648
	Road & Rail - 0.15%
90,000	Hertz Corp.
	8.875%, 01/01/2014	83,250
165,000	Kansas City Southern de Mexico, S.A. de C.V.
	12.500%, 04/01/2016 (c)	168,300
300,000	RailAmerica, Inc.
	9.250%, 07/01/2017 (c)	291,000
10,000	TFM SA de CV
	9.375%, 05/01/2012	9,550
230,000	Union Pacific Corp.
	5.375%, 05/01/2014	236,311
		788,411

	Special Purpose Entity - 0.51%
1,070,000	El Paso Performance Linked Trust
	7.750%, 07/15/2011 (c)	1,055,434
50,000	GrafTech Financial, Inc.
	10.250%, 02/15/2012	47,500
375,000	Hellas Telecom V
	6.112%, 10/15/2012	357,729
280,000	ILFC E-Capital Trust II
	6.250%, 12/21/2065 (c)(e)	107,800
330,000	MUFG Capital Finance 1 Ltd.
	6.350%, 07/29/2049	289,279
	TNK-BP
590,000	7.500%, 07/18/2016	508,175
200,000	6.625%, 03/20/2017 (c)	159,000
240,000	7.875%, 03/13/2018 (c)	199,200
		2,724,117

	Telecommunications - 0.41%
195,000	Cricket Communications Inc.
	7.750%, 05/15/2016 (c)	188,662
125,000	EchoStar DBS Corporation
	7.750%, 05/31/2015	119,687
30,000	Intelsat Jackson Holdings Ltd.
	9.500%, 06/15/2016 (c)	30,300
390,000	Qtel International Finance
	6.500%, 06/10/2014 (Acquired 06/02/2009, Cost $387,137) (d)	397,227
875,000	Telefonica Emisiones SAU
	6.421%, 06/20/2016	936,875
590,000	VIP Finance Ireland Ltd.
	8.375%, 04/30/2013 (c)	538,375
		2,211,126

	Textiles, Apparel & Luxury Goods - 0.02%
125,000	INVISTA
	9.250%, 05/01/2012 (c)	118,438

	Tobacco - 0.05%
30,000	Altria Group, Inc.
	9.700%, 11/10/2018	34,448
230,000	Reynolds American, Inc.
	6.750%, 06/15/2017	215,073
		249,521

	Transportation - 0.10%
86,000	Teekay Shipping Corp.
	8.875%, 07/15/2011	85,785
446,000	Vale Overseas Ltd.
	6.875%, 11/21/2036	424,594
		510,379

	Utilities - 0.04%
225,000	Calpine Construction Finance Co. LP
	8.000%, 06/01/2016 (c)	216,563
	Wireless Telecommunication Services - 0.26%
200,000	America Movil SAB de CV
	5.625%, 11/15/2017	196,481
70,000	Rogers Communications Inc.
	6.800%, 08/15/2018	75,170
240,000	Rogers Wireless Communications, Inc.
	6.375%, 03/01/2014	257,508
	Sprint Nextel Corporation
930,000	6.875%, 10/31/2013	774,225
15,000	5.950%, 03/15/2014	11,888
120,000	7.375%, 08/01/2015	96,300
		1,411,572

	Total Corporate Bonds (Cost $168,777,173)	147,501,079

	FOREIGN GOVERNMENT AGENCY ISSUES - 0.23%
1,200,000	Export Development Canada
	3.125%, 04/24/2014	1,208,070

	Total Foreign Government Agency Issues (Cost $1,198,020)	1,208,070

	FOREIGN GOVERNMENT NOTES/BONDS - 0.64%
1,800,000	Province of Ontario
	4.100%, 06/16/2014	1,837,699
1,670,000	Republic Of Argentina
	7.000%, 10/03/2015	836,670
570,000	Republic of Peru
	7.125%, 03/30/2019	611,325
	United Mexican States
14,000	5.625%, 01/15/2017	14,224
156,000	6.750%, 09/27/2034	158,106

	Total Foreign Government Notes/Bonds (Cost $3,137,173)	3,458,024

	MORTGAGE BACKED SECURITIES - NON-U.S. GOVERNMENT AGENCY - 12.20%
35,764	Adjustable Rate Mortgage Trust
	Series 2004-5, 4.988%, 04/25/2035	24,361
	Bank of America Corporation
550,000	Series 2005-5, 5.115%, 10/10/2045	470,907
2,500,000	Series 2005-6, 5.351%, 09/10/2047	2,177,958
110,000	Series 2007-5, 5.620%, 02/10/2051	82,850
223,007	BCAP LLC Trust
	Series 2006-RR1, 0.949%, 11/25/2036	157,465
	Bear Stearns Trust
67,548	Series 2004-1, 4.271%, 04/25/2034	48,896
478,114	Series 2004-9, 5.101%, 09/25/2034	337,437
829,471	Series 2005-2, 4.654%, 04/25/2035	483,563
209,327	Series 2005-3, 5.084%, 06/25/2035	132,986
1,798,301	Series 2006-4, 4.781%, 10/25/2036	1,007,578
3,000,000	Series 2005-PWR10, 5.405%, 12/11/2040	2,675,615
3,249,379	Series FLT, 6.090%, 09/25/2047	1,469,709
	Chase Mortgage Financial Trust
1,314,518	Series 2007-A1, 4.595%, 02/25/2037	1,190,320
1,943,952	Series 2007-A1, 4.826%, 02/25/2037	1,630,268
1,861,557	Series 2007-A1, 4.179%, 01/01/2049	1,643,335
408,839	Series 2007-A1, 4.573%, 01/01/2049	353,862
1,466,582	Series 2007-A1, 4.750%, 01/01/2049	1,284,511
	CIT Mortgage Loan Trust
1,215,689	Pool #2007A1, 1.309%, 10/25/2037 (Acquired 10/05/2007, Cost $1,215,689) (d)	1,062,455
550,000	Pool #2007A2, 1.559%, 10/25/2037	195,774
1,000,000	Pool #2007A3, 1.759%, 10/25/2037 (Acquired 10/05/2007, Cost $1,000,000) (d)	319,509
2,000,000	Citigroup Commercial Mortgage Trust
	Series 2006-C4, 5.917%, 03/15/2049	1,692,876
2,500,000	Citigroup/Deutsche Bank Commercial Mortgage
	Series TR, 5.545%, 01/15/2046	2,082,729
	Countrywide Alternative Loan Trust
1,322,141	Series 2005-27, 2.999%, 08/25/2035	596,208
680,087	Series 2005-36, 4.854%, 08/25/2035	440,756
326,044	Series 2005-38, 2.939%, 09/25/2035	149,277
620,874	Series 2005-51, 0.700%, 11/20/2035	286,922
1,043,094	Series 2005-59, 0.703%, 11/20/2035	472,716
1,890,436	Series 2005-62, 0.608%, 12/25/2035	832,914
1,264,028	Series 2005-63, 5.310%, 12/25/2035	623,355
2,515,272	Series 2007-16CB, 6.000%, 08/25/2037	1,448,035
1,472,537	Series 2006-OA10, 0.504%, 08/25/2046	580,539
727,954	Series 2006-OA21, 0.557%, 03/20/2047	288,114
	Countrywide Home Loans, Inc.
150,473	Series 2003-52, 5.269%, 02/19/2034	126,990
54,943	Series 2004-HYB6, 4.515%, 11/20/2034	35,976
300,529	Series 2005-HYB4, 4.894%, 08/20/2035	165,190
32,482	First Horizon Mortgage Trust
	Series FLT, 4.750%, 12/25/2034	28,702
2,708,141	First Union National Bank Commercial Mortgage
	Series 2000-C2, 7.322%, 10/15/2032	2,751,804
2,500,000	General Motors Acceptance Corporation
	Series 2002-C1, 6.278%, 11/15/2039	2,545,035
	GMAC Mortgage, LLC
2,275,909	Series FLT, 1.064%, 02/25/2031 (c)	898,910
1,290,000	Series 1998-C2, 6.500%, 05/15/2035	1,155,511
685,293	Series 2007-HE3, 7.000%, 09/25/2037	306,409
800,000	GS Mortgage Securities Corporation
	Series 2005-GG4, 4.680%, 07/10/2039	771,157
	Harborview Mortgage Loan Trust
1,236,542	Series 2005-10, 0.659%, 11/19/2035	595,284
1,347,070	Series FLT, 5.725%, 12/19/2035	750,010
241,029	Series 2005-16, 0.587%, 01/19/2036	106,401
1,328,669	Series 2005-16, 0.597%, 01/19/2036	554,711
	IMPAC Secured Assets Corp.
952,845	Series 2005-6, 0.559%, 10/25/2035	414,745
1,115,322	Series 2005-2, 0.634%, 03/25/2036	459,410
	IndyMac Mortgage Loan Trust
404,906	Series 2005-AR15, 5.099%, 09/25/2035	250,978
604,337	Series 2005-AR15, 5.302%, 09/25/2035	374,474
1,866,980	Series 2007-AR15, 5.694%, 08/25/2037	849,247
1,345,947	Series 2007-AR7, 6.142%, 11/25/2037	880,359
643,313	Series 2005-AR16IP, 0.629%, 07/25/2045	290,712
	JPMorgan Commercial Mortgage
1,380,000	Series 2005-CIBC12, 4.895%, 09/12/2037	1,179,204
1,500,000	Series 2005-LDP2, 4.738%, 07/15/2042	1,273,149
	JPMorgan Mortgage Trust
639,760	Series 2007-A1, 4.140%, 07/25/2035	547,388
718,365	Series 2007-A1, 4.254%, 07/25/2035	608,198
650,046	Series 2007-A1, 4.773%, 07/25/2035	553,423
	Lehman Brothers Trust
1,888,371	Series 2005-5N, 0.609% to 0.614%, 11/25/2035	800,187
223,877	Series 2005-7N, 0.579%, 12/25/2035	105,182
2,775,399	Series 2007-16N, 1.159%, 09/25/2047	1,094,128
600,000	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2005-C3, 4.664%, 07/15/2030	577,537
611,296	Luminent Mortgage Trust
	Series 2006-5, 0.499%, 07/25/2036	259,775
1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.834%, 05/12/2039	816,850
	MLCC Mortgage Investors, Inc.
770,134	Series 2004-A3, 5.034%, 05/25/2034	684,291
1,500,000	Series 2007-7, 5.810%, 06/12/2050	1,076,972
2,000,000	Morgan Stanley
	Series 2005-HQ7, 5.378%, 11/14/2042	1,767,567
	Residential Accredit Loans, Inc.
3,767,614	Series 2007-QH9, 6.540%, 11/25/2037	1,184,585
1,238,830	Series 2005-QO4, 0.589%, 12/25/2045	544,953
1,546,364	Series 2005-QO5, 2.439%, 01/25/2046	700,947
1,329,595	Residential Funding Mortgage
	Series FLT, 5.184%, 09/25/2035	1,019,880
	Structured Adjustable Rate Mortgage Loan
90,598	Series FLT, 3.766%, 05/25/2034	72,754
28,396	Series FLT, 5.192%, 09/25/2034	21,315
3,503,534	Series A-1, 2.939%, 08/25/2047	1,377,981
	Washington Mutual
125,410	Series 2004-AR3, 3.144%, 06/25/2034	110,064
1,700,000	Series 2005-AR4, 4.667%, 04/25/2035	945,780
1,106,664	Series 2007-HY4, 5.500%, 09/25/2036	670,537
1,999,002	Series 2007-HY2, 5.581%, 12/25/2036	1,233,178
1,139,388	Series 2005-AR13, 0.604%, 10/25/2045	597,640
1,433,659	Series 2005-AR15, 0.574%, 11/25/2045	695,581
1,187,889	Series 2005-AR15, 0.589%, 11/25/2045	541,515
1,194,317	Series 2005-AR17, 0.584%, 12/25/2045	565,996
944,102	Series 2005-AR19, 0.598%, 12/25/2045	443,497
703,415	Series 2006-AR11, 2.358%, 09/25/2046	248,786
758,530	Series 2007-OA2, 2.139%, 03/25/2047	287,884
	Wells Fargo Company
757,872	Series 2005-AR16, 4.076%, 10/25/2035	653,648
3,151,012	Series 2007-PA6, 6.590%, 12/25/2037	1,582,963

	Total Mortgage Backed Securities - Non-U.S. Government Agency (Cost $102,445,785)	65,399,150

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 43.64%
	FHLMC
1,000,000	Series 2590, 5.000%, 03/15/2018	1,068,872
1,320,570	Series 2329, 6.500%, 06/15/2031	1,415,877
747,367	Series 2338, 6.500%, 07/15/2031	798,525
3,280,000	Pool #1G-0058, 4.596%, 01/01/2035	3,387,191
1,443,351	Pool #1H-2524, 4.449%, 08/01/2035	1,461,229
110,434	Series 3013, 0.000%, 08/15/2035 (Acquired 05/01/2007, Cost $112,727) (d)(l)	113,471
2,074,751	Pool #1Q-0160, 5.047%, 09/01/2035	2,155,649
1,437	Pool #A4-3129, 5.500%, 02/01/2036	1,487
127,713	Series 3167, 0.000%, 06/15/2036 (Acquired 04/13/2007, Cost $117,347) (d)(l)	117,433
7,084	Pool #A5-6056, 5.500%, 01/01/2037	7,328
33,534	Pool #A5-8128, 5.500%, 03/01/2037	34,671
11,731	Pool #A5-8972, 5.500%, 04/01/2037	12,134
18,273	Pool #A5-9129, 5.500%, 04/01/2037	18,893
25,376	Pool #A5-9433, 5.500%, 04/01/2037	26,237
80,735	Pool #G0-3074, 5.500%, 04/01/2037	83,472
1,068,221	Pool #1N-1582, 5.934%, 05/01/2037	1,125,718
14,705	Pool #A6-1954, 5.500%, 06/01/2037	15,211
219,713	Pool #G0-3073, 5.500%, 07/01/2037	227,161
1,428	Pool #G0-3354, 5.500%, 07/01/2037	1,477
17,356	Pool #G0-3358, 5.500%, 08/01/2037	17,944
2,395,115	Pool #1G-2201, 6.092%, 09/01/2037	2,512,331
43,586	Pool #G0-4212, 6.000%, 11/01/2037	45,549
123,889	Pool #A6-9805, 5.500%, 12/01/2037	128,088
25,220	Pool #G0-3640, 5.500%, 12/01/2037	26,075
49,672	Pool #G0-4603, 5.500%, 12/01/2037	51,356
271,461	Pool #G0-3952, 5.500%, 02/01/2038	280,662
98,416	Pool #A7-6568, 5.500%, 04/01/2038	101,747
220,041	Pool #G0-4183, 5.500%, 04/01/2038	227,487
94,405	Pool #A7-7048, 5.500%, 05/01/2038	97,600
68,892	Pool #A7-7373, 5.500%, 05/01/2038	71,224
23,608	Pool #A7-7799, 5.500%, 05/01/2038	24,407
1,786,602	Pool #G0-4346, 6.000%, 05/01/2038	1,866,933
8,031	Pool #A7-7697, 5.500%, 06/01/2038	8,303
45,149	Pool #A7-7872, 5.500%, 06/01/2038	46,677
269,947	Pool #A7-7893, 5.500%, 06/01/2038	279,082
12,266	Pool #A7-8132, 5.500%, 06/01/2038	12,681
99,416	Pool #A7-8469, 5.500%, 06/01/2038	102,780
232,989	Pool #A7-8470, 5.500%, 06/01/2038	240,874
224,620	Pool #A7-8471, 5.500%, 06/01/2038	232,221
185,125	Pool #A7-8472, 5.500%, 06/01/2038	191,389
164,934	Pool #A7-8488, 5.500%, 06/01/2038	170,516
262,129	Pool #A7-8489, 5.500%, 06/01/2038	270,999
75,307	Pool #A7-8490, 5.500%, 06/01/2038	77,855
27,805	Pool #A7-8491, 5.500%, 06/01/2038	28,746
41,680	Pool #G0-4680, 5.500%, 08/01/2038	43,090
79,777	Pool #A8-2463, 5.500%, 10/01/2038	82,476
20,500	Pool #A8-2548, 5.500%, 10/01/2038	21,193
18,678	Pool #A8-3371, 5.500%, 12/01/2038	19,311
11,623	Pool #A8-3398, 5.500%, 12/01/2038	12,016
1,236,614	Pool #G0-5123, 5.500%, 12/01/2038	1,278,461
46,376	Pool #A8-3979, 5.500%, 01/01/2039	47,946
82,608	Pool #A8-4016, 5.500%, 01/01/2039	85,403
59,140	Pool #A8-4079, 5.500%, 01/01/2039	61,141
72,846	Pool #A8-4498, 5.500%, 02/01/2039	75,303
14,394	Pool #A8-5613, 5.500%, 04/01/2039	14,880
10,348	Pool #A8-5766, 5.500%, 04/01/2039	10,697
300,000	Pool #A8-6874, 5.000%, 06/01/2039	305,566
100,000	Pool #A8-6880, 5.000%, 06/01/2039	101,855
200,000	Pool #A8-6915, 5.000%, 06/01/2039	203,711
400,000	Pool #A8-6950, 5.000%, 06/01/2039	407,422
5,000,000	Pool #A8-6956, 5.000%, 06/01/2039	5,092,773
100,000	Pool #TBA, 5.000%, 07/01/2039 (g)	101,703
	FHLMC Gold
23,776	Pool #B1-2301, 4.000%, 02/01/2014	24,214
41,362	Pool #B1-2730, 4.000%, 03/01/2014	42,125
41,657	Pool #B1-2772, 4.000%, 03/01/2014	42,417
33,101	Pool #B1-2818, 4.000%, 03/01/2014	33,712
39,739	Pool #B1-2819, 4.000%, 03/01/2014	40,472
35,456	Pool #B1-2883, 4.000%, 03/01/2014	36,113
26,391	Pool #B1-2910, 4.000%, 03/01/2014	26,880
29,508	Pool #B1-2911, 4.000%, 03/01/2014	30,056
135,255	Pool #B1-3066, 4.000%, 03/01/2014	137,750
17,731	Pool #B1-3343, 4.000%, 04/01/2014	18,049
24,483	Pool #B1-3344, 4.000%, 04/01/2014	24,934
32,734	Pool #B1-3360, 4.000%, 04/01/2014	33,331
185,951	Pool #E9-6057, 4.500%, 05/01/2018	192,917
53,295	Pool #E9-6247, 4.500%, 05/01/2018	55,308
57,813	Pool #E9-6248, 4.500%, 05/01/2018	59,996
64,094	Pool #E9-7034, 4.500%, 06/01/2018	66,494
25,110	Pool #E9-9763, 4.500%, 09/01/2018	26,050
24,214	Pool #E9-9764, 4.500%, 09/01/2018	25,121
17,089	Pool #E9-9765, 4.500%, 09/01/2018	17,729
106,913	Pool #E9-9768, 4.500%, 09/01/2018	110,917
50,490	Pool #E9-9769, 4.500%, 09/01/2018	52,381
35,886	Pool #E9-9770, 4.500%, 09/01/2018	37,230
61,516	Pool #B1-0170, 4.500%, 10/01/2018	63,821
74,287	Pool #B1-0207, 4.500%, 10/01/2018	77,069
70,041	Pool #E0-1481, 4.500%, 10/01/2018	71,916
376,739	Pool #B1-0178, 5.000%, 10/01/2018	394,552
71,469	Pool #B1-0931, 4.500%, 11/01/2018	74,146
138,679	Pool #E0-1489, 4.500%, 11/01/2018	141,732
595,949	Pool #E0-1538, 5.000%, 12/01/2018	619,178
79,111	Pool #B1-1801, 4.500%, 01/01/2019	82,075
74,330	Pool #E0-1602, 4.500%, 03/01/2019	76,227
77,489	Pool #G1-1526, 4.500%, 03/01/2019	80,392
988,812	Pool #G1-1719, 5.000%, 06/01/2020	1,031,856
989,629	Pool #G1-1733, 5.000%, 07/01/2020	1,029,926
645,660	Pool #D9-6291, 4.500%, 09/01/2023	652,200
886,004	Pool #78-0447, 4.710%, 04/01/2033	886,724
2,917,437	Pool #G0-8085, 5.000%, 10/01/2035 (b)	2,979,319
626,676	Pool #A3-9756, 5.000%, 11/01/2035	639,969
406,466	Pool #1N-1447, 5.763%, 02/01/2037	427,582
815,212	Pool #1N-1463, 5.883%, 05/01/2037	856,633
305,511	Pool #G0-3812, 5.500%, 02/01/2038	315,867
	FNCL
470,579	Pool #AA0941, 5.500%, 12/01/2038	486,503
16,800,000	Pool #TBA, 5.000%, 06/01/2039 (g)	17,107,121
5,800,000	Pool #TBA, 6.000%, 07/01/2039 (g)	6,061,905
	FNMA
64,979	Pool #357273, 5.000%, 09/01/2017	68,072
7,585	Pool #254684, 5.000%, 03/01/2018	7,944
9,033	Pool #555361, 4.500%, 04/01/2018	9,374
6,884	Pool #656564, 5.000%, 04/01/2018	7,210
100,935	Pool #695826, 5.000%, 04/01/2018	105,707
11,237	Pool #357378, 4.500%, 05/01/2018	11,662
8,078	Pool #685505, 5.000%, 05/01/2018	8,460
7,075	Pool #685506, 5.000%, 05/01/2018	7,409
9,508	Pool #705709, 5.000%, 05/01/2018	9,957
11,404	Pool #555549, 5.000%, 06/01/2018	11,943
23,508	Pool #357413, 5.000%, 07/01/2018	24,619
3,103,745	Pool #734788, 4.000%, 09/01/2018	3,174,872
48,334	Pool #713830, 4.500%, 10/01/2018	50,159
106,900	Pool #734743, 4.500%, 10/01/2018	110,937
50,912	Pool #740468, 4.500%, 10/01/2018	52,835
36,120	Pool #743133, 5.000%, 10/01/2018	37,828
47,225	Pool #769278, 4.500%, 11/01/2018	49,008
77,279	Pool #752853, 4.500%, 12/01/2018	80,198
834,633	Pool #889336, 4.500%, 12/01/2018	866,158
50,136	Pool #254987, 5.000%, 12/01/2018	52,507
10,654	Pool #357478, 5.000%, 12/01/2018	11,158
104,831	Pool #735057, 4.500%, 01/01/2019	108,790
21,240	Pool #776276, 5.000%, 04/01/2019	22,244
610,042	Pool #745387, 5.000%, 04/01/2019	638,885
130,067	Pool #772684, 4.500%, 05/01/2019	134,776
17,607	Pool #775653, 4.500%, 05/01/2019	18,244
97,874	Pool #775688, 4.500%, 05/01/2019	101,417
53,716	Pool #777358, 4.500%, 05/01/2019	55,661
147,570	Pool #779081, 4.500%, 06/01/2019	152,914
89,482	Pool #735985, 5.000%, 06/01/2019	93,713
56,689	Pool #788275, 5.000%, 07/01/2019	59,192
28,259	Pool #790397, 5.000%, 08/01/2019	29,507
103,321	Pool #725792, 4.500%, 08/01/2019	107,062
1,025,112	Pool #735439, 6.000%, 09/01/2019	1,093,122
12,851	Pool #761496, 5.000%, 09/01/2019	13,419
23,459	Pool #930637, 4.500%, 10/01/2019	24,345
180,308	Pool #811034, 5.000%, 10/01/2019	188,833
16,806	Pool #735494, 4.500%, 03/01/2020	17,441
1,282,713	Pool #745238, 6.000%, 12/01/2020	1,367,813
464,722	Pool #888104, 5.000%, 05/01/2021	485,242
15,000,000	Pool #TBA, 5.500%, 08/01/2022 (g)	15,649,215
3,386,110	Pool #981272, 4.500%, 04/01/2023	3,468,201
1,769,572	Pool #889428, 5.000%, 05/01/2023	1,839,415
1,303,747	Pool #981644, 4.500%, 06/01/2023	1,332,750
625,715	Pool #966689, 5.000%, 06/01/2023	648,518
5,000,000	Pool #TBA, 5.500%, 07/01/2024 (g)	5,232,030
772,199	Pool #544859, 3.380%, 08/01/2029	774,034
882,117	Pool #786848, 7.000%, 10/01/2031	968,791
16,259	Pool #891380, 5.000%, 12/01/2031	16,727
439,089	Pool #555421, 5.000%, 05/01/2033	449,294
601,011	Pool #555430, 5.000%, 05/01/2033	614,980
95,498	Pool #709667, 5.000%, 05/01/2033	97,718
37,058	Pool #555522, 5.000%, 06/01/2033	37,920
19,825	Pool #699511, 5.000%, 06/01/2033	20,321
61,583	Pool #730839, 5.000%, 07/01/2033	63,014
17,053	Pool #555679, 5.000%, 08/01/2033	17,449
28,307	Pool #724389, 5.000%, 08/01/2033	28,965
65,964	Pool #727181, 5.000%, 08/01/2033	67,498
17,096	Pool #730727, 5.000%, 08/01/2033	17,494
50,589	Pool #739821, 5.000%, 09/01/2033	51,764
4,340	Pool #741862, 5.500%, 09/01/2033	4,504
158,017	Pool #740255, 5.000%, 10/01/2033	161,690
25,174	Pool #747536, 5.000%, 11/01/2033	25,759
102,904	Pool #888430, 5.000%, 11/01/2033	105,296
28,797	Pool #745944, 5.000%, 12/01/2033	29,518
76,051	Pool #725231, 5.000%, 02/01/2034	77,819
5,501	Pool #766197, 5.500%, 02/01/2034	5,705
80,455	Pool #725205, 5.000%, 03/01/2034	82,325
56,193	Pool #888123, 5.000%, 04/01/2034	57,499
879	Pool #776974, 5.500%, 04/01/2034	912
3,733,592	Pool #985615, 5.500%, 04/01/2034	3,878,233
513,953	Pool #888504, 2.617%, 04/01/2034	517,271
507,341	Series 2004-71, 0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(i)(l)	2,084
35,492	Pool #775776, 5.500%, 05/01/2034	36,812
2,000,000	Pool #TBA, 4.500%, 07/01/2034 (g)	1,996,250
1,000,162	Pool #725705, 5.000%, 08/01/2034	1,021,580
1,322,587	Pool #782284, 6.000%, 09/01/2034	1,393,082
1,016,512	Pool #791563, 6.000%, 09/01/2034	1,069,104
40,716	Pool #794371, 6.000%, 09/01/2034	42,823
528,053	Pool #802783, 4.862%, 10/01/2034	543,717
1,019,790	Pool #802493, 6.000%, 11/01/2034	1,072,552
60,938	Pool #781629, 5.500%, 12/01/2034	63,204
2,503	Pool #806098, 6.000%, 12/01/2034	2,633
2,734,118	Pool #808057, 6.000%, 02/01/2035	2,868,741
6,910,870	Pool #735224, 5.500%, 02/01/2035 (b)	7,172,119
48,007	Pool #814918, 5.000%, 04/01/2035	49,056
63,683	Pool #822815, 5.500%, 04/01/2035	65,991
843,359	Pool #735504, 6.000%, 04/01/2035	889,365
327,376	Pool #735484, 5.000%, 05/01/2035	334,525
1,219,855	Pool #773306, 6.000%, 05/01/2035	1,279,918
65,062	Series 2007-27, 0.000%, 05/25/2035 (Acquired 05/29/2007, Cost $61,565) (d)(l)	63,393
2,900,924	Pool #827741, 5.500%, 06/01/2035	3,006,054
200,000	Pool #TBA, 6.000%, 06/01/2035 (g)	208,986
67,708	Pool #820242, 5.000%, 07/01/2035	69,187
42,620	Pool #829196, 5.000%, 07/01/2035	43,550
37,469	Pool #829202, 5.000%, 07/01/2035	38,287
17,946	Pool #833958, 5.000%, 07/01/2035	18,337
19,558	Pool #835738, 5.000%, 07/01/2035	19,985
50,692	Pool #357850, 5.500%, 07/01/2035	52,529
195,280	Pool #357842, 6.000%, 07/01/2035	204,895
45,512	Pool #255813, 5.000%, 08/01/2035	46,506
20,100	Pool #834513, 5.000%, 08/01/2035	20,539
1,078,016	Pool #829334, 4.459%, 09/01/2035	1,110,642
4,642,844	Pool #820345, 5.000%, 09/01/2035	4,744,224
30,866	Pool #840001, 5.000%, 09/01/2035	31,540
20,056	Pool #840696, 5.000%, 09/01/2035	20,494
9,803,261	Pool #832738, 5.500%, 09/01/2035 (b)	10,158,533
7,456	Pool #838452, 5.500%, 09/01/2035	7,726
995,746	Pool #836852, 3.413%, 10/01/2035	1,011,539
1,460,203	Pool #836464, 3.435%, 10/01/2035	1,483,435
24,718	Pool #843833, 5.000%, 10/01/2035	25,258
66,757	Pool #880609, 5.000%, 10/01/2035	68,215
126,684	Pool #817534, 5.500%, 10/01/2035	131,275
390,772	Pool #836273, 5.500%, 10/01/2035	404,934
126,864	Pool #745000, 6.000%, 10/01/2035	133,606
109,763	Pool #844052, 3.408%, 11/01/2035	111,501
652,319	Pool #843823, 3.418%, 11/01/2035	662,665
110,328	Pool #844237, 3.417%, 11/01/2035	112,078
113,757	Pool #843997, 3.434%, 11/01/2035	115,567
112,679	Pool #844789, 3.433%, 11/01/2035	114,471
108,480	Pool #844148, 3.436%, 11/01/2035	110,206
2,957,606	Pool #844158, 5.000%, 11/01/2035	3,022,188
1,280,414	Pool #745755, 5.000%, 12/01/2035	1,309,174
155,052	Pool #846512, 5.000%, 12/01/2035	158,437
26,829	Pool #863913, 5.500%, 12/01/2035	27,801
205,148	Pool #848939, 6.500%, 01/01/2036	219,095
40,720	Pool #851639, 6.500%, 01/01/2036	43,444
2,875,544	Pool #745275, 5.000%, 02/01/2036 (b)	2,938,334
542,448	Pool #888022, 5.000%, 02/01/2036	554,293
279,077	Pool #852263, 5.000%, 03/01/2036	284,779
69,553	Pool #865854, 6.000%, 03/01/2036	72,869
2,795,900	Pool #256219, 5.500%, 04/01/2036	2,880,186
406,439	Pool #869843, 5.500%, 04/01/2036	420,470
25,884	Pool #880627, 5.500%, 04/01/2036	26,777
78,823	Pool #891474, 6.000%, 04/01/2036	82,581
2,736,452	Pool #868993, 3.910%, 05/01/2036	2,797,328
3,398,305	Pool #872236, 3.785%, 05/01/2036	3,479,717
3,232,542	Pool #885961, 3.820%, 07/01/2036	3,304,302
3,554,980	Pool #886376, 3.904%, 08/01/2036	3,634,113
66,058	Pool #887046, 6.000%, 08/01/2036	69,207
3,471,101	Pool #886891, 3.782%, 09/01/2036	3,570,821
1,141,960	Pool #831808, 6.000%, 09/01/2036	1,196,404
541,259	Pool #897776, 6.500%, 09/01/2036	577,466
50,606	Series 2006-81, 0.000%, 09/25/2036 (Acquired 05/29/2007, Cost $50,195) (d)(l)	49,953
868,937	Pool #745873, 5.500%, 10/01/2036	898,934
49,311	Pool #898601, 5.500%, 10/01/2036	51,013
2,944	Pool #903127, 5.500%, 10/01/2036	3,045
1,008,569	Pool #893681, 6.000%, 10/01/2036	1,056,653
401,325	Pool #893898, 6.000%, 10/01/2036	420,459
2,207,497	Pool #893923, 6.000%, 10/01/2036	2,312,741
2,782,406	Pool #894005, 6.000%, 10/01/2036	2,915,059
806,834	Pool #190375, 5.500%, 11/01/2036	834,687
121,120	Pool #870962, 6.000%, 11/01/2036	126,895
165,935	Pool #898809, 6.000%, 11/01/2036	173,847
80,109	Pool #902663, 6.000%, 11/01/2036	83,929
22,175	Pool #889659, 5.000%, 12/01/2036	22,659
2,960	Pool #902853, 5.500%, 12/01/2036	3,062
18,743	Pool #903059, 5.500%, 12/01/2036	19,390
21,408	Pool #928041, 5.500%, 12/01/2036	22,147
305,049	Pool #905857, 5.558%, 12/01/2036	316,763
237,336	Pool #905110, 6.000%, 12/01/2036	248,652
214,380	Pool #905111, 6.000%, 12/01/2036	224,600
499,826	Pool #897505, 6.500%, 12/01/2036	533,261
582,540	Pool #871054, 6.500%, 01/01/2037	621,508
59,664	Pool #906090, 5.500%, 01/01/2037	61,723
4,149	Pool #906225, 5.500%, 01/01/2037	4,292
99,907	Pool #906271, 5.500%, 01/01/2037	103,356
213,273	Pool #906055, 6.000%, 01/01/2037	223,441
11,681	Pool #907701, 5.500%, 02/01/2037	12,084
5,295	Pool #908880, 5.500%, 02/01/2037	5,475
12,130	Pool #912864, 5.500%, 02/01/2037	12,541
13,120	Pool #912866, 5.500%, 02/01/2037	13,565
9,161	Pool #914043, 5.500%, 02/01/2037	9,478
1,012	Pool #928062, 5.500%, 02/01/2037	1,047
5,954	Pool #818025, 5.500%, 03/01/2037	6,156
8,016	Pool #897608, 5.500%, 03/01/2037	8,293
9,495	Pool #909990, 5.500%, 03/01/2037	9,817
76,852	Pool #910221, 5.500%, 03/01/2037	79,457
8,764	Pool #911457, 5.500%, 03/01/2037	9,061
5,597	Pool #912443, 5.500%, 03/01/2037	5,787
4,698	Pool #914497, 5.500%, 03/01/2037	4,858
15,989	Pool #928119, 5.500%, 03/01/2037	16,531
5,370	Pool #928125, 5.500%, 03/01/2037	5,552
4,190	Pool #899117, 5.500%, 04/01/2037	4,332
1,767	Pool #899119, 5.500%, 04/01/2037	1,827
144,449	Pool #914455, 5.500%, 04/01/2037	149,345
12,223	Pool #915565, 5.500%, 04/01/2037	12,637
12,255	Pool #915959, 5.500%, 04/01/2037	12,670
10,247	Pool #916979, 5.500%, 04/01/2037	10,594
14,216	Pool #916983, 5.500%, 04/01/2037	14,698
11,955	Pool #917571, 5.500%, 04/01/2037	12,361
6,542	Pool #918858, 5.500%, 04/01/2037	6,768
4,795	Pool #923817, 5.500%, 04/01/2037	4,960
16,006	Pool #928182, 5.500%, 04/01/2037	16,559
8,464	Pool #937048, 5.500%, 04/01/2037	8,751
306,604	Pool #917560, 6.500%, 04/01/2037	327,114
760,417	Pool #888352, 5.500%, 05/01/2037	786,193
351,762	Pool #917060, 5.500%, 05/01/2037	363,685
8,585	Pool #917879, 5.500%, 05/01/2037	8,876
33,365	Pool #918165, 5.500%, 05/01/2037	34,496
2,221	Pool #918238, 5.500%, 05/01/2037	2,297
9,866	Pool #918400, 5.500%, 05/01/2037	10,200
8,643	Pool #918505, 5.500%, 05/01/2037	8,936
2,178	Pool #928293, 5.500%, 05/01/2037	2,252
1,843	Pool #938488, 5.500%, 05/01/2037	1,906
42,576	Pool #936750, 6.500%, 05/01/2037	45,411
40,771	Pool #899548, 5.500%, 06/01/2037	42,153
52,044	Pool #916943, 5.500%, 06/01/2037	53,809
10,884	Pool #918503, 5.500%, 06/01/2037	11,253
3,041	Pool #928472, 5.500%, 06/01/2037	3,144
826,494	Pool #936501, 6.000%, 06/01/2037	865,123
734,066	Pool #919187, 6.500%, 06/01/2037	782,941
70,181	Series 2007-56, 0.000%, 06/25/2037 (Acquired 06/11/2007, Cost $76,212) (d)(l)	68,035
4,151	Pool #928467, 5.500%, 07/01/2037	4,291
2,960	Pool #928469, 5.500%, 07/01/2037	3,060
48,220	Pool #928557, 5.500%, 07/01/2037	49,855
20,497	Pool #938034, 5.500%, 07/01/2037	21,192
4,366	Pool #938039, 5.500%, 07/01/2037	4,514
8,094	Pool #939549, 5.500%, 07/01/2037	8,368
33,531	Pool #942332, 5.500%, 08/01/2037	34,667
27,892	Pool #942569, 6.000%, 08/01/2037	29,196
19,814	Pool #942786, 6.000%, 08/01/2037	20,740
726,920	Pool #945069, 6.500%, 08/01/2037	775,319
560,656	Pool #949629, 6.500%, 08/01/2037	597,986
6,156	Pool #955022, 5.500%, 09/01/2037	6,365
77,166	Pool #942950, 6.000%, 09/01/2037	80,772
36,228	Pool #928781, 5.500%, 10/01/2037	37,456
7,693	Pool #955789, 6.000%, 10/01/2037	8,053
33,025	Pool #953725, 6.000%, 11/01/2037	34,569
4,988	Pool #959487, 5.500%, 12/01/2037	5,157
58,102	Pool #961299, 5.500%, 01/01/2038	60,068
15,388	Pool #933376, 5.000%, 02/01/2038	15,695
57,114	Pool #929239, 5.500%, 02/01/2038	59,047
5,319	Pool #972099, 5.500%, 02/01/2038	5,503
3,777	Pool #973346, 5.500%, 02/01/2038	3,905
151,512	Pool #889116, 6.000%, 02/01/2038	158,594
23,382	Pool #933506, 6.000%, 02/01/2038	24,475
930,299	Pool #976735, 5.000%, 03/01/2038	948,817
1,265,196	Pool #889465, 5.500%, 03/01/2038	1,308,082
183,748	Pool #929187, 5.500%, 03/01/2038	189,976
41,414	Pool #961935, 5.500%, 03/01/2038	42,816
394,659	Pool #962064, 5.500%, 03/01/2038	408,014
188,430	Pool #962066, 5.500%, 03/01/2038	194,806
2,042	Pool #970131, 5.500%, 03/01/2038	2,111
11,553	Pool #973832, 5.500%, 03/01/2038	11,944
9,157	Pool #973834, 5.500%, 03/01/2038	9,466
8,704	Pool #973894, 5.500%, 03/01/2038	8,999
414,731	Pool #889276, 6.000%, 03/01/2038	434,115
11,997	Pool #889273, 5.500%, 04/01/2038	12,403
15,043	Pool #889382, 5.500%, 04/01/2038	15,552
324,148	Pool #889443, 5.500%, 04/01/2038	335,136
3,603	Pool #962477, 5.500%, 04/01/2038	3,725
23,693	Pool #962510, 5.500%, 04/01/2038	24,495
23,094	Pool #962562, 5.500%, 04/01/2038	23,876
4,400	Pool #962707, 5.500%, 04/01/2038	4,549
20,857	Pool #962797, 5.500%, 04/01/2038	21,563
15,552	Pool #972606, 5.500%, 04/01/2038	16,079
42,654	Pool #974966, 5.500%, 04/01/2038	44,097
16,138	Pool #975802, 5.500%, 04/01/2038	16,684
855,855	Pool #982817, 5.000%, 05/01/2038	872,890
10,454	Pool #963271, 5.500%, 05/01/2038	10,807
3,809	Pool #973964, 5.500%, 05/01/2038	3,937
96,524	Pool #975118, 5.500%, 05/01/2038	99,790
4,056	Pool #977014, 5.500%, 05/01/2038	4,194
34,067	Pool #977036, 5.500%, 05/01/2038	35,220
4,074	Pool #982047, 5.500%, 05/01/2038	4,212
112,377	Pool #982048, 5.500%, 05/01/2038	116,180
112,573	Pool #982049, 5.500%, 05/01/2038	116,382
99,434	Pool #982055, 5.500%, 05/01/2038	102,799
28,193	Pool #983082, 5.500%, 05/01/2038	29,147
4,161	Pool #984317, 5.500%, 05/01/2038	4,302
910,722	Pool #934302, 5.000%, 06/01/2038	928,850
98,657	Pool #889558, 5.500%, 06/01/2038	101,996
146,559	Pool #929626, 5.500%, 06/01/2038	151,519
1,980	Pool #934276, 5.500%, 06/01/2038	2,047
2,984	Pool #963653, 5.500%, 06/01/2038	3,085
7,789	Pool #963827, 5.500%, 06/01/2038	8,052
1,035	Pool #963831, 5.500%, 06/01/2038	1,070
3,799	Pool #963833, 5.500%, 06/01/2038	3,928
16,666	Pool #963997, 5.500%, 06/01/2038	17,230
47,383	Pool #975100, 5.500%, 06/01/2038	48,987
4,783	Pool #981291, 5.500%, 06/01/2038	4,944
1,342	Pool #981313, 5.500%, 06/01/2038	1,387
15,218	Pool #981666, 5.500%, 06/01/2038	15,733
3,485	Pool #981848, 5.500%, 06/01/2038	3,603
98,114	Pool #981910, 5.500%, 06/01/2038	101,434
7,275	Pool #983408, 5.500%, 06/01/2038	7,521
8,608	Pool #983908, 5.500%, 06/01/2038	8,899
1,693	Pool #984017, 5.500%, 06/01/2038	1,750
30,022	Pool #984421, 5.500%, 06/01/2038	31,040
8,035	Pool #985515, 5.500%, 06/01/2038	8,307
65,104	Pool #985516, 5.500%, 06/01/2038	67,307
10,724	Pool #985517, 5.500%, 06/01/2038	11,087
460,220	Pool #975639, 5.000%, 07/01/2038	469,380
44,970	Pool #986758, 5.000%, 07/01/2038	45,865
3,678	Pool #889858, 5.500%, 07/01/2038	3,803
1,272	Pool #963959, 5.500%, 07/01/2038	1,315
15,748	Pool #964239, 5.500%, 07/01/2038	16,281
1,798	Pool #964451, 5.500%, 07/01/2038	1,859
88,504	Pool #964452, 5.500%, 07/01/2038	91,499
4,723	Pool #981334, 5.500%, 07/01/2038	4,883
21,402	Pool #981336, 5.500%, 07/01/2038	22,126
1,999	Pool #985108, 5.500%, 07/01/2038	2,066
2,400	Pool #985109, 5.500%, 07/01/2038	2,481
2,076	Pool #964461, 5.500%, 07/01/2038	2,146
175,761	Pool #889697, 6.000%, 07/01/2038	183,939
46,613	Pool #985110, 5.500%, 07/01/2038	48,190
7,260	Pool #986760, 5.500%, 07/01/2038	7,505
79,717	Pool #986761, 5.500%, 07/01/2038	82,415
169,768	Pool #987002, 5.500%, 07/01/2038	175,513
400,000	Pool #TBA, 5.500%, 07/15/2038 (g)	412,938
52,308	Pool #889987, 5.500%, 08/01/2038	54,081
188,280	Pool #889988, 5.500%, 08/01/2038	194,662
141,990	Pool #929822, 5.500%, 08/01/2038	146,795
1,104	Pool #964930, 5.500%, 08/01/2038	1,141
149,211	Pool #975694, 5.500%, 08/01/2038	154,261
3,422	Pool #985183, 5.500%, 08/01/2038	3,538
1,752	Pool #987032, 5.500%, 08/01/2038	1,812
5,646	Pool #987034, 5.500%, 08/01/2038	5,837
9,322	Pool #988564, 5.500%, 08/01/2038	9,637
32,017	Pool #988575, 5.500%, 08/01/2038	33,101
206,184	Pool #964867, 6.000%, 08/01/2038	215,777
146,440	Pool #964949, 6.000%, 08/01/2038	153,253
156,959	Pool #889990, 5.500%, 09/01/2038	162,280
6,957	Pool #929936, 5.500%, 09/01/2038	7,193
4,156	Pool #965092, 5.500%, 09/01/2038	4,296
1,499	Pool #968371, 5.500%, 09/01/2038	1,550
43,660	Pool #986937, 5.500%, 09/01/2038	45,137
4,612	Pool #990644, 5.500%, 09/01/2038	4,768
1,624	Pool #990646, 5.500%, 09/01/2038	1,679
73,423	Pool #982922, 6.000%, 09/01/2038	76,839
93,884	Pool #987097, 6.000%, 09/01/2038	98,252
307,659	Pool #990208, 6.000%, 09/01/2038	321,973
28,358	Pool #930035, 5.500%, 10/01/2038	29,317
8,765	Pool #934576, 5.500%, 10/01/2038	9,062
1,050	Pool #970581, 5.500%, 10/01/2038	1,085
155,957	Pool #970591, 5.500%, 10/01/2038	161,235
50,200	Pool #970610, 5.500%, 10/01/2038	51,899
44,919	Pool #979549, 5.500%, 10/01/2038	46,439
941	Pool #979565, 5.500%, 10/01/2038	973
65,890	Pool #992140, 5.500%, 10/01/2038	68,120
302,380	Pool #994940, 5.500%, 10/01/2038	312,819
472,368	Pool #970518, 6.000%, 10/01/2038	494,346
12,569	Pool #930133, 5.500%, 11/01/2038	12,994
36,123	Pool #930137, 5.500%, 11/01/2038	37,345
10,469	Pool #934621, 5.500%, 11/01/2038	10,823
22,534	Pool #970789, 5.500%, 11/01/2038	23,297
14,077	Pool #988155, 5.500%, 11/01/2038	14,553
47,187	Pool #992268, 5.500%, 11/01/2038	48,784
11,261	Pool #992536, 5.500%, 11/01/2038	11,642
895,758	Pool #934640, 6.000%, 11/01/2038	937,434
101,771	Pool #987922, 6.000%, 11/01/2038	106,506
625,609	Pool #991528, 6.000%, 11/01/2038	654,716
986,180	Pool #992232, 6.000%, 11/01/2038	1,032,063
1,811,167	Pool #994452, 6.000%, 11/01/2038	1,895,433
144,978	Pool #994763, 6.000%, 11/01/2038	151,723
46,379	Pool #930247, 5.500%, 12/01/2038	47,948
295,201	Pool #930287, 5.500%, 12/01/2038	305,190
21,526	Pool #930305, 5.500%, 12/01/2038	22,255
39,512	Pool #970875, 5.500%, 12/01/2038	40,849
39,914	Pool #991104, 5.500%, 12/01/2038	41,264
942	Pool #993050, 5.500%, 12/01/2038	974
11,818	Pool #993080, 5.500%, 12/01/2038	12,218
16,122	Pool #993648, 5.500%, 12/01/2038	16,667
14,117	Pool #AA0692, 5.500%, 12/01/2038	14,595
288	Pool #MC0018, 5.500%, 12/01/2038	298
665,568	Pool #930395, 5.500%, 01/01/2039	688,128
405,695	Pool #930397, 5.500%, 01/01/2039	419,424
208,742	Pool #930400, 5.500%, 01/01/2039	215,806
26,365	Pool #930402, 5.500%, 01/01/2039	27,257
42,449	Pool #934235, 5.500%, 01/01/2039	43,886
33,791	Pool #934251, 5.500%, 01/01/2039	34,931
24,923	Pool #971046, 5.500%, 01/01/2039	25,767
33,979	Pool #993122, 5.500%, 01/01/2039	35,129
64,211	Pool #993123, 5.500%, 01/01/2039	66,377
17,212	Pool #994033, 5.500%, 01/01/2039	17,792
18,799	Pool #994301, 5.500%, 01/01/2039	19,433
10,692	Pool #AA0203, 5.500%, 01/01/2039	11,052
25,824	Pool #AA0302, 5.500%, 01/01/2039	26,695
288,834	Pool #AA0845, 5.500%, 01/01/2039	298,608
293,132	Pool #AA0846, 5.500%, 01/01/2039	303,051
70,225	Pool #AA0875, 5.500%, 01/01/2039	72,601
39,990	Pool #AA0880, 5.500%, 01/01/2039	41,344
11,322	Pool #AA1148, 5.500%, 01/01/2039	11,705
21,993	Pool #AA1149, 5.500%, 01/01/2039	22,738
23,567	Pool #AA1443, 5.500%, 01/01/2039	24,363
34,987	Pool #AA1606, 5.500%, 01/01/2039	36,171
29,701	Pool #AA1607, 5.500%, 01/01/2039	30,706
355,020	Pool #AA1729, 5.500%, 01/01/2039	367,034
17,473	Pool #AA1825, 5.500%, 01/01/2039	18,062
17,501	Pool #AA1826, 5.500%, 01/01/2039	18,092
55,710	Pool #AA1922, 5.500%, 01/01/2039	57,595
57,825	Pool #AA1934, 5.500%, 01/01/2039	59,781
16,344	Pool #AA1942, 5.500%, 01/01/2039	16,897
9,586	Pool #AA2017, 5.500%, 01/01/2039	9,910
18,362	Pool #AA2024, 5.500%, 01/01/2039	18,984
20,855	Pool #930407, 6.000%, 01/01/2039	21,829
42,164	Pool #930569, 5.500%, 02/01/2039	43,591
4,111	Pool #930574, 5.500%, 02/01/2039	4,250
22,884	Pool #AA1655, 5.500%, 02/01/2039	23,656
12,466	Pool #AA2045, 5.500%, 02/01/2039	12,887
11,713	Pool #AA3264, 5.500%, 02/01/2039	12,110
9,260	Pool #AA0325, 5.500%, 03/01/2039	9,574
13,942	Pool #AA0757, 5.500%, 03/01/2039	14,413
12,174	Pool #AA2897, 5.500%, 03/01/2039	12,586
34,008	Pool #AA3471, 5.500%, 03/01/2039	35,159
20,145	Pool #AA4798, 5.500%, 03/01/2039	20,827
14,260	Pool #930960, 5.500%, 04/01/2039	14,743
15,730	Pool #AA5719, 5.500%, 04/01/2039	16,262
68,043	Pool #935232, 5.500%, 05/01/2039	70,339
300,000	Pool #AA7026, 5.000%, 06/01/2039	305,941
700,000	Pool #AA8709, 5.000%, 06/01/2039	713,863
2,614,811	Pool #200822, 1.296%, 04/25/2048	2,600,942
	GNMA
800,000	Pool #TBA, 6.000%, 07/01/2038 (g)	833,252
4,200,000	Pool #TBA, 5.000%, 07/01/2039 (g)	4,282,030
1,550,000	Pool #TBA, 6.000%, 07/01/2039 (g)	1,614,664
2,800,000	Pool #TBA, 6.500%, 07/01/2039 (g)	2,971,063

	Total Mortgage Backed Securities - U.S. Government Agency (Cost $228,947,483)	233,999,300

	MUNICIPAL BONDS - 0.34%
1,861,358	Virginia Housing Development Authority
	Pool #2006-C, 6.000%, 06/25/2034	1,821,265

	Total Municipal Bonds (Cost $1,830,529)	1,821,265

	SUPRANATIONAL OBLIGATIONS - 3.17%
2,500,000	African Development Bank
	0.500%, 02/27/2014	2,233,763
	European Investment Bank
2,900,000	3.000%, 04/08/2014	2,889,345
3,500,000	3.125%, 06/04/2014	3,511,350
770,000	GazInvest
	6.212%, 11/22/2016 (c)	646,800
	Inter-American Development Bank
2,800,000	3.000%, 04/22/2014	2,792,569
4,000,000	0.500%, 05/29/2014	3,476,848
1,500,000	International Finance Corp.
	3.000%, 04/22/2014	1,468,859

	Total Supernational Obligations (Cost $16,665,131)	17,019,534

	U.S. GOVERNMENT AGENCY ISSUES - 3.57%
1,400,000	FFCB
	Series 2007-1, 5.125%, 04/19/2017 (c)	1,473,583
3,000,000	FHLB
	1.050%, 02/23/2010 (b)	3,012,507
	FHLMC
1,700,000	4.750%, 11/17/2015 (b)	1,837,368
880,000	5.630%, 11/23/2035	904,306
	FNMA
600,000	1.750%, 03/23/2011	605,962
	GNMA
62,499	Pool #614436X, 5.000%, 08/15/2033	64,140
1,188,455	Pool #618907X, 5.000%, 09/15/2033 (b)	1,219,652
195,401	Pool #605098X, 5.000%, 03/15/2034	200,347
211,125	Pool #081116M, 3.750%, 10/20/2034	212,909
126,171	Pool #520279X, 5.000%, 11/15/2034	129,365
309,725	Pool #081150M, 3.750%, 11/20/2034	312,234
791,195	Pool #081153M, 3.750%, 11/20/2034	797,931
2,663,959	Pool #644812X, 6.000%, 05/15/2035 (b)	2,784,566
290,862	Pool #782515X, 6.000%, 12/15/2038	302,876
363,840	Pool #782516X, 6.000%, 12/15/2038	378,869
600,000	Pool #720055X, 4.500%, 06/15/2039	600,352
500,000	Pool #720077X, 4.500%, 06/15/2039	500,293
600,000	Pool #720103X, 4.500%, 06/15/2039	600,351
	Tennessee Valley Authority
1,200,000	4.375%, 06/15/2015	1,270,859
830,000	5.980%, 04/01/2036	885,856
1,100,000	5.375%, 04/01/2056	1,079,418

	Total U.S. Government Agency Issues (Cost $19,050,759)	19,173,744

	U.S. TREASURY OBLIGATIONS - 5.15%
	U.S. Treasury Bonds - 2.32%
	U.S. Treasury Bonds
927,559	2.375%, 01/15/2025 (h)	955,386
408,230	2.000%, 01/15/2026 (h)	400,576
1,089,029	2.375%, 01/15/2027 (h)(k)	1,129,868
2,676,761	1.750%, 01/15/2028 (h)(k)	2,532,050
2,075,621	2.500%, 01/15/2029 (h)	2,210,536
5,010,000	3.500%, 02/15/2039 (b)	4,333,665
880,000	4.250%, 05/15/2039 (b)	871,335
		12,433,416

	U.S. Treasury Notes - 1.79%
	U.S. Treasury Notes
3,350,010	1.625%, 01/15/2015 (h)	3,338,493
2,300,000	2.625%, 04/30/2016	2,224,532
2,840,000	3.250%, 05/31/2016 (b)	2,853,314
633,540	2.500%, 07/15/2016 (h)	662,445
1,000	2.750%, 02/15/2019	937
544,000	3.125%, 05/15/2019	526,322
		9,606,043

	U.S. Treasury Strips - 1.04%
	U.S. Treasury Strips
5,100,000	0.000%, 11/15/2021 (b)(l)	2,961,453
3,000,000	0.000%, 11/15/2026 (l)	1,375,851
2,800,000	0.000%, 11/15/2027 (b)(l)	1,227,556
		5,564,860

	Total U.S. Treasury Obligations (Cost $26,578,703)	27,604,319

	SHORT TERM INVESTMENTS - 7.21%
	Repurchase Agreement - 5.65%
8,400,000	Morgan Stanley Repurchase Agreement
	0.010%, 07/01/2009 (Collateralized by a U.S. Government Agency Issue, value $8,400,002, 0.93%, 03/30/2010)	8,400,000
21,900,000	UBS Warburg Repurchase Agreement
	0.110%, 07/01/2009 (Collateralized by a U.S. Government Agency Issue, value $5,400,350, 4.22%, 09/01/2033	21,900,000
	and by a U.S. Government Agency Issue, value $16,938,166, 5.75%, 10/01/2037)
		30,300,000
	U.S. Government Agency Issue - 1.49%
	FNMA Discount Note
8,000,000	Effective Yield, 0.272%, 01/15/2010 (b)	7,986,584

Number of
Shares
	Money Market Funds - 0.07%
385,706	Federated Prime Obligations Fund	385,706

	Total Short Term Invesments (Cost $38,670,306)	38,672,290

Principal Amount
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.27%
	Corporate Bonds and Notes - 0.83%
$ 4,466,275	Svenska Handelsbanken, 4.418%, 08/06/2009 (c)	4,466,275

	Total Corporate Bonds and Notes (Cost $4,466,275)	4,466,275

	Corporate Paydown Securities - 1.20%
6,752,820	KKR Atlantic East Holding Group Trust, 3.059%, 03/25/2010 (j)	3,389,706
7,618,743	KKR Pacific West Holding Group Trust, 3.059%, 03/25/2010 (j)	3,040,747

	Total Corporate Paydown Securities (Cost $14,371,563)	6,430,453

Number of
Shares
	Money Market Funds - 7.24%
38,633,551	Mount Vernon Prime Portfolio	38,633,551
214,827	Reserve Primary Fund (j)	180,777

	Total Money Market Funds (Cost $38,848,378)	38,814,328
Principal Amount
	Cash - 0.00%
$ 22,672	Cash	22,672

	Total Cash (Cost $22,672)	22,672

	Total Investments Purchased as Securities Lending Collateral (Cost $57,708,888)	49,733,728

	Total Investments (Cost $704,264,315) - 118.60%	635,973,462
	Liabilities in Excess of Other Assets - (18.60)%	(99,734,175)
	TOTAL NET ASSETS - 100.00%	$536,239,287

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	Restricted securities as defined in Rule 144(d) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $42,324,488, which represents 7.89% of total net assets.
(d)	Restricted securities as defined in Rule 144(d) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund's liquidity guidelines. The value of these securities total $4,387,453, which represents 0.82% of total net assets.
(e)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2009.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On June 30, 2009, the total value of the investments purchased on a when-issued basis was
$56,471,157 or 10.53% of total net assets.
(h)	Represents a U.S. Treasury Inflation Protected Security.
(i)	Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid
(slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2009. The security is illiquid and represents less than 0.1% of net assets.
(j)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities were
$6,611,230, which represent 1.23% of total net assets.
(k)	Partially assigned as collateral for certain futures and options contracts.
(l)	Zero coupon bond.
(m)	Credit linked note. Investment performance is wholly or partially derived from an underlying source.
(n)	Non-income producing. Scheduled dividend payments not being made.

The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$704,264,315
	Gross unrealized appreciation	12,874,901
	Gross unrealized depreciation	(81,165,754)
	Net unrealized appreciation	($68,290,853)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

AssetMark Core Plus Fixed Income Fund
Schedule of Forward Sale Commitments
June 30, 2009 (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value
FNCL, 5.00%, 06/01/2039	$ 1,500,000	7/13/2009	$ 1,515,340	$ 1,527,421
FNMA, 5.50%, 07/15/2038	2,000,000	7/13/2009	2,056,875	2,064,688
	$ 3,500,000		$ 3,572,215	$ 3,592,109

AssetMark Core Plus Fixed Income Fund
Schedule of Options Written
June 30, 2009 (Unaudited)

Contracts		Value
	PUT OPTIONS
122	Eurodollar 90 Day Future
	Expiration: March 2010,
	Exercise Price: $98.375	$64,050
10	Eurodollar 90 Day Future
	Expiration: September 2009,
	Exercise Price: $97.63	42,687
		106,737
	Total Options Written (Premiums received $116,353)	$106,737

AssetMark Core Plus Fixed Income Fund
Schedule of Open Forward Currency Contracts
June 30, 2009 (Unaudited)

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
08/03/09	U.S. Dollars	167,263	Brazil Real	374,000	(22,383)
07/31/09	U.S. Dollars	726,600	European Monetary Unit	516,601	1,964
08/19/09	U.S. Dollars	668,265	European Monetary Unit	513,493	(51,979)
08/19/09	European Monetary Unit	541,716	U.S. Dollars	704,475	55,356
					$ (17,042)

AssetMark Core Plus Fixed Income Fund
Schedule of Open Futures Contracts
June 30, 2009 (Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation / (Depreciation)
Euro-Bund Futures	(36)	($6,064,843)	Sep-09	$ (114,746)
Eurodollar 90 Day Futures	151	37,277,184	Dec-09	131,178
Eurodollar 90 Day Futures	191	47,015,318	Mar-10	173,620
Eurodollar 90 Day Futures	42	10,289,460	Jun-10	48,315
Eurodollar 90 Day Futures	20	4,899,928	Sep-10	4,072
U.S. Treasury 2 Year Note Futures	235	50,863,101	Sep-09	(51,692)
U.S. Treasury 5 Year Note Futures	30	3,406,611	Sep-09	34,952
U.S. Treasury 5 Year Note Futures	(136)	(15,587,695)	Sep-09	(14,055)
U.S. Treasury 10 Year Note Futures	247	28,571,059	Sep-09	146,551
U.S. Treasury Long Bond Futures	87	10,162,591	Sep-09	134,680
U.S. Treasury Long Bond Futures	(31)	(3,500,501)	Sep-09	(168,640)
				$ 324,235

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.   These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 18,538,844	$ -	$ 18,538,844
Collateralized Mortgage Obligations	-	10,834,580	-	10,834,580
Corporate Bonds	-	147,296,131	204,948	147,501,079
Mortgage Backed Securities - Non U.S. Government Agency	-	65,399,150	-	65,399,150
Mortgage Backed Securities - U.S. Government Agency	-	233,999,300	-	233,999,300
Municipal Bonds	-	1,821,265	-	1,821,265
Foreign Government Agency Issues	-	1,208,070	-	1,208,070
Foreign Government Note/Bond	-	3,458,024	-	3,458,024
Supernational Obligation	-	17,019,534	-	17,019,534
U.S. Government Agency Issues	-	19,173,744	-	19,173,744
U.S. Treasury Obligations	-	27,604,319	-	27,604,319
Total Fixed Income	-	546,352,961	204,948	546,557,909

Equity
Convertible Preferred Stock	39,510	-	-	39,510
Preferred Stock	403,133	566,892	-	970,025
Total Equity	442,643	566,892	-	1,009,535

Short Term Investments	385,706	38,286,584	-	38,672,290

Investments Purchased as Securities Lending Collateral	38,656,223	4,466,275	6,611,230	49,733,728

Total Investments in Securities	$ 39,484,572	$ 589,672,712	$ 6,816,178	$ 635,973,462

Forward Sale Commitments	$ -	$ 3,592,109	$ -	$ 3,592,109
Other Financial Instruments*	$ 324,235	$ 89,695	$ -	$ 413,930

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments, securities sold short, written options, forward currency contracts, futures, creidt default swaps and total return swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument.  All derivatives, except for forward sale commitments, securities sold short and written options are reflected at the unrealized appreciation on the instrument.  Forward sale commitments, securities sold short and written options are reflected at market value.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of April 1, 2009	$ 17,566,887
Accrued discounts, net	8,859
Change in allocation of securities lending collateral pool	(92,155)
Realized (loss)	(753,330)
Change in unrealized appreciation	602,815
Net (sales)	(2,781,104)
Transfers in and/or (out) of Level 3	(7,735,794)
Balance as of June 30, 2009	$ 6,816,178
Change in unrealized (depreciation) during the period
for Level 3 investments held at June 30, 2009.	$ (314,319)

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

The Fund uses money market and fixed income derivatives contracts including futures, forwards, and options for a variety of hedging and investment purposes such as duration management and the pursuit of relative value opportunities. In general, the use of fixed income derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The investment results achieved by the use of fixed income derivatives by the Fund may not match or fully offset changes in the value of the underlying financial asset they were attempting to hedge or the investment opportunity the Fund was attempting to pursue, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in con

The Fund uses currency futures, currency forwards and currency option contracts for the purpose of hedging exposures within the Funds to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In addition, the use of currency derivatives may not match or fully offset changes in the value of the underlying non-dollar-denominated assets, thereby failing to achieve, to an extent, the original purpose for using the currency derivatives. The use of over-the-counter currency derivatives involves the risk that the counterparty to the currency derivative will fail to make required payments or otherwise comply with the terms of the contract. In general the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Forward currency contracts	Unrealized appreciation on forward currency contracts	57,320	Unrealized depreciation on forward currency contracts	74,362
Futures contracts*	Unrealized appreciation on futures contracts	673,368	Unrealized depreciation on f utures contracts	349,133
Written option contracts	Options written at value, unrealized appreciation on written options	0	Options written at value, unrealized depreciation on written options	106,737
Total		$730,688		$530,232

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 94.70%
	Aerospace & Defense - 4.16%
189	Alliant Techsystems, Inc. (a)(b)	$15,566
9,190	Boeing Co.	390,575
4,539	General Dynamics Corp.	251,415
1,308	Goodrich Corp.	65,361
1,137	Hexcel Corp. (a)	10,836
7,306	Honeywell International, Inc.	229,408
3,469	KBR, Inc.	63,968
666	L-3 Communications Holdings, Inc.	46,207
3,906	Lockheed Martin Corp.	315,019
294	Precision Castparts Corp.	21,471
5,612	Raytheon Co. (b)	249,341
1,160	Rockwell Collins, Inc.	48,407
1,187	Spirit Aerosystems Holdings, Inc. (a)	16,309
446	Teledyne Technologies, Inc. (a)	14,607
9,922	United Technologies Corp.	515,547
		2,254,037
	Air Freight & Logistics - 1.28%
756	C.H. Robinson Worldwide, Inc. (b)	39,425
943	Expeditors International Washington, Inc. (b)	31,440
5,386	FedEx Corp.	299,569
6,135	United Parcel Service, Inc.	306,689
1,372	UTI Worldwide, Inc. (a)	15,641
		692,764
	Airlines - 0.32%
25,787	Southwest Airlines Co.	173,546
	Auto Components - 0.56%
1,252	BorgWarner, Inc. (b)	42,756
1,150	Gentex Corp.	13,340
10,566	Johnson Controls, Inc. (b)	229,493
1,140	WABCO Holdings, Inc.	20,178
		305,767
	Automobiles - 0.08%
2,582	Harley-Davidson, Inc. (b)	41,854
	Beverages - 1.10%
568	Brown-Forman Corp.	24,413
2,712	The Coca-Cola Company	130,149
979	Molson Coors Brewing Co.	41,441
7,286	PepsiCo, Inc.	400,438
		596,441
	Biotechnology - 0.40%
2,703	Amgen, Inc. (a)	143,097
419	Biogen Idec, Inc. (a)	18,918
368	Celgene Corp. (a)	17,605
280	Cephalon, Inc. (a)(b)	15,862
492	Gilead Sciences, Inc. (a)(b)	23,045
		218,527
	Capital Markets - 3.39%
7,053	The Bank of New York Mellon Corp.	206,723
2,349	BlackRock, Inc. (b)	412,062
7,497	The Charles Schwab Corp.	131,497
350	Eaton Vance Corp. (b)	9,362
782	Federated Investors, Inc.	18,838
1,772	Franklin Resources, Inc.	127,602
1,324	Goldman Sachs Group, Inc.	195,211
2,351	Invesco Ltd.	41,895
887	Knight Capital Group, Inc. (a)	15,123
1,266	Northern Trust Corp. (b)	67,959
3,207	Raymond James Financial, Inc. (b)	55,192
944	SEI Investments Co.	17,030
3,579	State Street Corp.	168,929
660	T. Rowe Price Group, Inc. (b)	27,502
16,666	TD Ameritrade Holding Corp. (a)	292,322
1,999	Waddell & Reed Financial, Inc.	52,714
		1,839,961
	Chemicals - 1.87%
697	Air Products & Chemicals, Inc.	45,019
354	Albemarle Corp.	9,052
1,874	Celanese Corp.	44,507
201	CF Industries Holdings, Inc.	14,902
1,516	Cytec Industries, Inc.	28,228
17,525	E.I. du Pont de Nemours & Co.	448,991
2,862	Ecolab, Inc.	111,589
407	FMC Corp.	19,251
499	International Flavors & Fragrances, Inc.	16,327
774	Monsanto Co.	57,539
668	Mosaic Co.	29,592
1,245	Nalco Holding Company	20,966
1,603	Olin Corp.	19,060
683	Praxair, Inc.	48,541
1,697	Rockwood Holdings, Inc. (a)	24,844
2,043	RPM International, Inc.	28,684
597	Terra Industries, Inc.	14,459
527	Valhi, Inc.	3,916
2,348	WR Grace & Co. (a)	29,045
		1,014,512
	Commercial Banks - 0.31%
516	Bank of Hawaii Corp. (b)	18,488
658	BOK Financial Corp.	24,787
1,058	Commerce Bancshares, Inc. (b)	33,676
564	Cullen/Frost Bankers, Inc.	26,012
118	First Citizens BancShares, Inc.	15,771
418	UMB Financial Corp.	15,888
2,686	Valley National Bancorp (b)	31,426
		166,048
	Commercial Services & Supplies - 0.99%
339	Apollo Group, Inc. (a)	24,110
934	The Brink's Co.	27,114
1,434	Cintas Corp.	32,752
376	Coinstar, Inc. (a)	10,039
351	DeVry, Inc. (b)	17,564
131	The Dun & Bradstreet Corporation (b)	10,638
3,482	H&R Block, Inc.	59,995
723	Herman Miller, Inc.	11,091
1,185	Monster Worldwide, Inc. (a)	13,995
2,712	Pitney Bowes, Inc. (b)	59,474
1,839	Republic Services, Inc. (b)	44,890
547	Resources Connection, Inc. (a)(b)	9,392
2,608	Robert Half International, Inc.	61,601
954	Rollins, Inc. (b)	16,514
416	Tetra Tech, Inc. (a)	11,918
4,535	Waste Management, Inc.	127,706
		538,793
	Communications Equipment - 0.97%
2,363	ADC Telecommunications (a)(b)	18,809
14,877	Cisco Systems, Inc. (a)	277,307
3,745	Corning, Inc.	60,145
2,793	Juniper Networks, Inc. (a)(b)	65,915
1,078	Plantronics, Inc.	20,385
577	Polycom, Inc. (a)	11,696
1,604	QUALCOMM, Inc.	72,501
		526,758
	Computers & Peripherals - 5.12%
5,326	Apple Inc. (a)	758,582
25,047	Dell, Inc. (a)	343,895
610	Diebold, Inc.	16,080
15,789	EMC Corp. (a)(b)	206,836
12,960	Hewlett Packard Co.	500,904
7,561	International Business Machines Corp.	789,520
4,063	NCR Corp. (a)	48,065
1,602	NetApp, Inc. (a)	31,591
1,140	QLogic Corp. (a)	14,455
1,146	Teradata Corp. (a)	26,851
1,466	Western Digital Corp. (a)	38,849
		2,775,628
	Construction & Engineering - 0.40%
1,035	AECOM Technology Corp. (a)	33,120
2,394	Fluor Corp. (b)	122,788
862	Foster Wheeler AG (a)	20,473
976	Jacobs Engineering Group, Inc. (a)	41,080
		217,461
	Construction Materials - 0.03%
369	Vulcan Materials Co. (b)	15,904
	Consumer Finance - 0.10%
2,368	American Express Co. (b)	55,032
	Containers & Packaging - 0.47%
1,112	Ball Corp.	50,218
2,268	Crown Holdings, Inc. (a)	54,750
325	Greif, Inc.	14,372
3,137	Owens-Illinois, Inc. (a)	87,867
2,377	Packaging Corp. of America	38,507
232	Silgan Holdings, Inc.	11,375
		257,089
	Diversified Financial Services - 0.49%
59	CME Group, Inc. (b)	18,355
422	GATX Corp. (b)	10,854
9,068	Interactive Brokers Group, Inc. (a)	140,826
936	Moody's Corp. (b)	24,664
1,558	MSCI, Inc. (a)	38,078
1,423	Nasdaq Stock Market, Inc. (a)	30,324
		263,101
	Diversified Telecommunication Services - 4.05%
87,043	AT&T Inc. (b)	2,162,148
3,759	Cincinnati Bell, Inc. (a)	10,675
2,616	Windstream Corp.	21,870
		2,194,693
	Electric Utilities - 2.13%
846	Allegheny Energy, Inc.	21,700
1,010	DPL, Inc.	23,402
5,895	Edison International	185,457
2,391	Entergy Corp.	185,350
6,762	Exelon Corp.	346,282
4,068	FirstEnergy Corp.	157,635
2,692	FPL Group, Inc. (b)	153,067
2,552	PPL Corp.	84,114
		1,157,007
	Electrical Equipment - 0.75%
1,259	Acuity Brands, Inc.	35,315
970	Cooper Industries Ltd.	30,118
8,128	Emerson Electric Co.	263,347
1,859	Rockwell Automation, Inc. (b)	59,711
347	Roper Industries, Inc.	15,723
		404,214
	Electronic Equipment & Instruments - 0.40%
3,036	Agilent Technologies, Inc. (a)	61,661
478	Mettler Toledo International, Inc. (a)	36,878
986	Molex, Inc.	15,332
946	Plexus Corp. (a)(b)	19,355
4,629	Tyco Electronics Ltd. (b)	86,053
		219,279
	Energy Equipment & Services - 1.31%
2,401	Baker Hughes, Inc.	87,493
1,089	BJ Services Co. (b)	14,843
1,291	Cameron International Corp. (a)	36,535
256	Diamond Offshore Drilling, Inc. (b)	21,261
577	Dresser-Rand Group, Inc. (a)	15,060
439	ENSCO International, Inc.	15,308
630	FMC Technologies, Inc. (a)(b)	23,675
790	Global Industries Ltd. (a)(b)	4,471
7,250	Halliburton Co.	150,075
1,235	Nabors Industries Ltd. (a)	19,241
2,282	National-Oilwell Varco, Inc. (a)	74,530
502	Oil States International, Inc. (a)	12,153
712	Patterson-UTI Energy, Inc.	9,156
1,011	Pride International, Inc. (a)	25,336
587	Rowan Companies, Inc. (b)	11,341
1,613	Schlumberger Ltd. (b)	87,279
1,070	Smith International, Inc.	27,553
218	Tidewater, Inc. (b)	9,346
885	Transocean Ltd. (a)(b)	65,747
		710,403
	Food & Staples Retailing - 5.51%
2,114	BJ's Wholesale Club, Inc. (a)	68,134
815	Costco Wholesale Corp. (b)	37,246
4,273	CVS Corp. (b)	136,181
787	Ruddick Corp.	18,439
9,907	SYSCO Corp. (b)	222,709
18,842	Walgreen Co. (b)	553,955
40,229	Wal-Mart Stores, Inc.	1,948,693
		2,985,357
	Food Products - 1.30%
819	Bunge Ltd.	49,345
3,729	Campbell Soup Co.	109,707
803	Corn Products International, Inc.	21,512
2,353	General Mills, Inc.	131,815
2,485	Hershey Foods Corp. (b)	89,460
4,241	HJ Heinz Co.	151,404
878	Hormel Foods Corp.	30,326
2,225	Kellogg Co. (b)	103,618
162	McCormick & Co, Inc.	5,270
9	Seaboard Corp.	10,098
		702,555
	Gas Utilities - 0.15%
288	Energen Corp.	11,491
450	EQT Corp.	15,710
636	National Fuel Gas Co. (b)	22,947
604	Questar Corp.	18,760
326	South Jersey Industries, Inc.	11,374
		80,282
	Health Care Equipment & Supplies - 1.41%
4,104	Baxter International, Inc.	217,348
305	Beckman Coulter, Inc.	17,428
807	Becton, Dickinson & Co. (b)	57,547
11,092	Boston Scientific Corp. (a)	112,473
296	C.R. Bard, Inc.	22,037
2,325	Covidien Plc	87,048
595	Kinetic Concepts, Inc. (a)(b)	16,214
2,093	Medtronic, Inc.	73,025
452	Mine Safety Appliances Co.	10,893
389	St. Jude Medical, Inc. (a)	15,988
648	Steris Corp.	16,900
810	Stryker Corp.	32,189
596	Varian Medical Systems, Inc. (a)	20,943
672	Varian, Inc. (a)	26,497
906	Zimmer Holdings, Inc. (a)	38,596
		765,126
	Health Care Providers & Services - 1.45%
8,026	Aetna, Inc.	201,051
391	Cerner Corp. (a)	24,355
435	DaVita, Inc. (a)	21,515
1,725	Express Scripts, Inc. (a)(b)	118,594
1,014	Henry Schein, Inc. (a)(b)	48,621
363	Laboratory Corporation of America Holdings (a)(b)	24,608
3,960	Medco Health Solutions, Inc. (a)	180,616
1,364	Owens & Minor, Inc.	59,770
1,621	Patterson Companies, Inc. (a)(b)	35,176
669	PerkinElmer, Inc.	11,641
214	Quest Diagnostics	12,076
5,460	Service Corp. International (b)	29,921
335	Universal Health Services, Inc.	16,365
		784,309
	Health Care Technology - 0.04%
1,845	IMS Health, Inc.	23,431
	Hotels, Restaurants & Leisure - 1.23%
1,629	Burger King Holdings, Inc.	28,133
3,946	Carnival Corp.	101,688
2,022	International Game Technology	32,150
3,588	Marriott International, Inc.	79,191
3,808	McDonald's Corp.	218,922
2,725	Starbucks Corp. (a)	37,850
3,658	Starwood Hotels & Resorts Worldwide, Inc.	81,208
2,635	Yum! Brands, Inc.	87,851
		666,993
	Household Durables - 0.18%
640	Garmin Ltd. (b)	15,245
2,094	Harman International Industries, Inc.	39,367
948	Snap-On, Inc.	27,245
644	Tupperware Brands Corp. (b)	16,757
		98,614
	Household Products - 2.64%
818	Clorox Co. (b)	45,669
2,625	Colgate-Palmolive Co. (b)	185,692
718	Energizer Holdings, Inc. (a)	37,508
6,471	Kimberly-Clark Corp.	339,275
16,125	Procter & Gamble Co.	823,988
		1,432,132
	Independent Power Producers & Energy Traders - 0.13%
1,442	Calpine Corp. (a)	16,078
1,025	Constellation Energy Group, Inc.	27,245
1,600	Mirant Corp. (a)	25,184
		68,507
	Industrial Conglomerates - 1.76%
4,450	3M Co.	267,445
52,675	General Electric Co.	617,351
1,106	McDermott International, Inc. (a)	22,463
5,052	Textron, Inc.	48,802
		956,061
	Insurance - 2.31%
9,489	Aflac, Inc. (b)	295,013
3,280	AON Corp.	124,214
1,500	Arthur J. Gallagher & Co. (b)	32,010
2,543	Assurant, Inc.	61,261
5,294	Erie Indemnity Co.	189,313
8,391	Loews Corp.	229,913
8,904	Marsh & McLennan Companies, Inc.	179,238
227	RLI Corp.	10,170
1,706	StanCorp Financial Group, Inc. (b)	48,928
1,455	Torchmark Corp.	53,893
92	Wesco Financial Corp.	26,772
		1,250,725
	Internet & Catalog Retail - 0.50%
1,323	Amazon.com, Inc. (a)	110,682
8,484	eBay, Inc. (a)	145,331
422	NetFlix, Inc. (a)	17,446
		273,459
	Internet Software & Services - 0.56%
168	Google, Inc. (a)(b)	70,827
1,449	VeriSign, Inc. (a)(b)	26,778
13,052	Yahoo!, Inc. (a)(b)	204,394
		301,999
	IT Services - 1.94%
7,618	Accenture Ltd.	254,898
724	Affiliated Computer Services, Inc. (a)	32,160
359	Alliance Data Systems Corp. (a)(b)	14,787
4,299	Automatic Data Processing, Inc.	152,357
1,580	Broadridge Financial Solutions, Inc. (b)	26,196
256	Fiserv, Inc. (a)	11,699
1,130	Hewitt Associates, Inc. (a)	33,651
356	Iron Mountain, Inc. (a)(b)	10,235
375	Lender Processing Services, Inc.	10,414
228	Mastercard, Inc. (b)	38,147
817	Metavante Technologies, Inc. (a)	21,128
9,130	Paychex, Inc. (b)	230,076
4,816	SAIC, Inc. (a)	89,337
634	SYKES Enterprises, Inc. (a)	11,469
2,692	Total System Services, Inc.	36,046
729	Visa, Inc. (b)	45,388
2,203	The Western Union Co.	36,129
		1,054,117
	Leisure Equipment & Products - 0.43%
2,803	Hasbro, Inc. (b)	67,945
8,446	Mattel, Inc.	135,558
503	Polaris Industries, Inc. (b)	16,156
878	Pool Corporation (b)	14,540
		234,199
	Life Sciences Tools & Services - 0.23%
468	Covance, Inc. (a)	23,026
140	Life Technologies Corp. (a)	5,841
1,496	Thermo Electron Corp. (a)	60,992
714	Waters Corp. (a)(b)	36,749
		126,608
	Machinery - 2.87%
2,915	AGCO Corp. (a)(b)	84,739
9,888	Caterpillar, Inc.	326,700
923	Crane Co.	20,592
2,049	Cummins, Inc.	72,145
511	Danaher Corp. (b)	31,549
1,310	Deere & Co. (b)	52,334
451	Donaldson Company, Inc.	15,623
1,022	Dover Corp.	33,818
1,154	Eaton Corp.	51,480
309	Flowserve Corp.	21,571
517	Harsco Corp.	14,631
2,769	Illinois Tool Works, Inc. (b)	103,394
1,458	ITT Industries, Inc. (b)	64,881
577	Joy Global, Inc. (b)	20,610
533	Kennametal, Inc.	10,223
364	Lincoln Electric Holdings, Inc.	13,119
2,892	Manitowoc Co.	15,212
11,088	Paccar, Inc. (b)	360,471
1,516	Pall Corp.	40,265
937	Parker Hannifin Corp.	40,254
562	Pentair, Inc.	14,398
253	Reliance Steel & Aluminum Co.	9,713
735	SPX Corp.	35,993
6,285	Terex Corp. (a)(b)	75,860
558	Toro Co. (b)	16,684
730	Trinity Industries, Inc. (b)	9,943
		1,556,202
	Marine - 0.04%
846	Alexander & Baldwin, Inc.	19,830
	Media - 2.76%
1,072	Cablevision Systems Corp.	20,808
4,911	Clear Channel Outdoor Holdings, Inc. (a)	26,028
7,286	The DIRECTV Group, Inc. (a)(b)	180,037
5,617	Dish Network Corp. (a)	91,052
915	Interactive Data Corp.	21,173
490	John Wiley & Sons, Inc.	16,292
613	Lamar Advertising Co. (a)(b)	9,361
3,286	McGraw-Hill Companies, Inc.	98,941
28,781	News Corporation	262,195
3,760	Omnicom Group, Inc. (b)	118,741
4,106	Viacom, Inc. (a)(b)	93,206
22,578	Walt Disney Co. (b)	526,745
94	The Washington Post Company	33,105
		1,497,684
	Metals & Mining - 1.44%
3,929	AK Steel Holding Corp.	75,397
15,719	Alcoa, Inc. (b)	162,377
637	Allegheny Technologies, Inc. (b)	22,250
781	Carpenter Technology	16,253
2,458	Century Aluminum Co. (a)	15,313
1,952	Commercial Metals Co.	31,291
886	Consol Energy, Inc.	30,089
649	Freeport-McMoran Copper & Gold, Inc. (b)	32,521
1,167	Massey Energy Co.	22,803
1,477	Newmont Mining Corp.	60,365
1,276	Nucor Corp. (b)	56,693
1,492	Peabody Energy Corp.	44,999
7,364	Southern Copper Corp. (b)	150,520
1,724	United States Steel Corp. (b)	61,616
		782,487
	Multiline Retail - 0.77%
1,359	Big Lots, Inc. (a)	28,580
991	Dollar Tree, Inc. (a)(b)	41,721
1,779	Family Dollar Stores, Inc.	50,346
1,058	Kohl's Corp. (a)(b)	45,230
1,798	Nordstrom, Inc. (b)	35,762
5,469	Target Corp.	215,861
		417,500
	Multi-Utilities - 1.28%
6,716	Dominion Resources, Inc. (b)	224,449
1,465	MDU Resources Group, Inc.	27,791
2,362	NRG Energy, Inc. (a)	61,317
6,862	Public Service Enterprise Group, Inc.	223,907
3,138	Sempra Energy	155,739
		693,203
	Office Electronics - 0.13%
11,104	Xerox Corp. (b)	71,954
	Oil & Gas - 12.42%
3,878	Anadarko Petroleum Corp.	176,022
1,155	Apache Corp.	83,333
631	Arch Coal, Inc.	9,698
1,439	Chesapeake Energy Corp. (b)	28,535
24,315	Chevron Corporation	1,610,869
531	Cimarex Energy Co.	15,049
3,691	Devon Energy Corp.	201,159
1,242	El Paso Corp.	11,464
547	EOG Resources, Inc.	37,152
50,013	Exxon Mobil Corp.	3,496,409
1,166	Foundation Coal Holdings, Inc.	32,776
1,978	Frontline Ltd. (b)	48,184
6,053	Hess Corp.	325,349
794	Murphy Oil Corp. (b)	43,130
816	Newfield Exploration Co. (a)	26,659
996	Noble Energy, Inc.	58,734
3,307	Occidental Petroleum Corp.	217,634
852	Pioneer Natural Resources Co.	21,726
5,251	Spectra Energy Corp. (b)	88,847
1,545	W & T Offshore, Inc. (b)	15,048
955	Weatherford International Ltd. (a)	18,680
9,411	Williams Companies, Inc.	146,906
533	XTO Energy, Inc.	20,329
		6,733,692
	Personal Products - 0.47%
4,889	Avon Products, Inc.	126,039
1,846	The Estee Lauder Cos., Inc.	60,309
1,008	Herbalife Ltd.	31,792
485	NBTY, Inc. (a)	13,638
1,388	Nu Skin Enterprises, Inc. (b)	21,236
		253,014
	Pharmaceuticals - 7.47%
12,003	Abbott Laboratories	564,621
617	Allergan, Inc.	29,357
29,626	Bristol Myers Squibb Co. (b)	601,704
7,606	Eli Lilly & Co. (b)	263,472
651	Endo Pharmaceuticals Holdings Inc. (a)(b)	11,666
1,414	Forest Laboratories, Inc. (a)	35,506
427	Genzyme Corp. (a)(b)	23,771
17,931	Johnson & Johnson	1,018,481
27,738	Merck & Co., Inc. (b)	775,554
8,149	Schering Plough Corp.	204,703
732	Watson Pharmaceuticals, Inc. (a)(b)	24,661
11,001	Wyeth	499,335
		4,052,831
	Real Estate - 0.15%
3,932	CB Richard Ellis Group, Inc. (a)	36,804
470	Jones Lang LaSalle, Inc.	15,383
381	Rayonier, Inc.	13,849
622	The St. Joe Co. (a)	16,477
		82,513
	Road & Rail - 1.65%
4,821	Burlington Northern Santa Fe Corp.	354,536
3,890	CSX Corp.	134,711
1,043	Heartland Express, Inc.	15,353
511	J.B. Hunt Transport Services, Inc. (b)	15,601
275	Landstar System, Inc.	9,875
4,100	Norfolk Southern Corp.	154,447
4,084	Union Pacific Corp. (b)	212,613
		897,136
	Semiconductor & Semiconductor Equipment - 3.10%
944	Altera Corp.	15,368
8,553	Analog Devices, Inc.	211,943
5,970	Applied Materials, Inc.	65,491
1,433	Broadcom Corp. (a)(b)	35,524
794	FormFactor, Inc. (a)	13,689
55,145	Intel Corp. (b)	912,650
1,133	KLA-Tencor Corp.	28,608
1,041	Lam Research Corp. (a)(b)	27,066
1,146	Linear Technology Corp. (b)	26,759
901	Marvell Technology Group Ltd. (a)	10,488
902	MEMC Electronic Materials, Inc. (a)	16,065
714	Microchip Technology, Inc. (b)	16,101
1,537	National Semiconductor Corp.	19,289
483	NVIDIA Corp. (a)(b)	5,453
2,585	Teradyne, Inc. (a)	17,733
10,451	Texas Instruments, Inc. (b)	222,606
1,758	Xilinx, Inc. (b)	35,969
		1,680,802
	Software - 2.38%
444	Activision Blizzard, Inc. (a)	5,608
1,711	Adobe Systems, Inc. (a)	48,421
1,931	Amdocs Ltd. (a)	41,420
761	Autodesk, Inc. (a)	14,444
786	BMC Software, Inc. (a)(b)	26,559
3,382	CA, Inc.	58,948
2,175	Compuware Corp. (a)	14,921
2,269	Electronic Arts, Inc. (a)	49,283
517	McAfee, Inc. (a)	21,812
669	MICRO Systems, Inc. (a)	16,939
23,367	Microsoft Corp.	555,434
2,383	Novell, Inc. (a)	10,795
9,854	Oracle Corp.	211,073
791	Quest Software, Inc. (a)	11,027
492	Sybase, Inc. (a)(b)	15,419
8,632	Symantec Corp. (a)	134,314
1,099	Synopsys, Inc. (a)	21,441
2,389	THQ, Inc. (a)	17,105
672	VMware, Inc. (a)(b)	18,325
		1,293,288
	Specialty Retail - 2.03%
1,181	Abercrombie & Fitch Co.	29,986
742	Advance Auto Parts, Inc.	30,786
453	Aeropostale, Inc. (a)(b)	15,524
1,878	American Eagle Outfitters	26,611
411	AutoZone, Inc. (a)(b)	62,106
2,399	Bed Bath & Beyond, Inc. (a)(b)	73,769
5,138	Best Buy Co., Inc. (b)	172,072
890	The Childrens Place Retail Stores, Inc. (a)	23,523
867	Dick's Sporting Goods, Inc. (a)	14,912
1,537	GameStop Corp. (a)(b)	33,829
9,006	The Gap Inc.	147,698
433	O'Reilly Automotive, Inc. (a)	16,489
773	PetSmart, Inc.	16,589
1,652	Ross Stores, Inc.	63,767
1,374	The Sherwin-Williams Co.	73,852
3,927	Staples, Inc. (b)	79,208
698	Tiffany & Co. (b)	17,701
6,461	The TJX Companies, Inc. (b)	203,263
		1,101,685
	Textiles, Apparel & Luxury Goods - 0.64%
730	Coach, Inc. (a)	19,622
494	Columbia Sportswear Co. (b)	15,275
1,290	Fossil, Inc. (a)	31,063
2,900	Nike, Inc. (b)	150,162
993	Phillips-Van Heusen Corp.	28,489
460	Polo Ralph Lauren Corp.	24,628
2,166	Skechers U.S.A., Inc. (a)(b)	21,162
645	VF Corp.	35,701
634	Warnaco Group, Inc. (a)	20,542
		346,644
	Thrifts & Mortgage Finance - 0.56%
17,523	Hudson City Bancorp, Inc.	232,881
2,820	Peoples United Financial, Inc.	42,413
2,439	TFS Financial Corp.	25,902
		301,196
	Tobacco - 1.89%
11,394	Lorillard, Inc. (b)	772,172
5,410	Philip Morris International, Inc.	235,984
1,025	Vector Group Ltd.	14,647
		1,022,803
	Trading Companies & Distributors - 0.09%
479	Applied Industrial Technologies, Inc.	9,437
456	W.W. Grainger, Inc. (b)	37,337
		46,774
	Water Utilities - 0.03%
460	California Water Service Group	16,946
	Wireless Telecommunication Services - 0.08%
537	American Tower Corp. (a)	16,931
1,096	MetroPCS Communications, Inc. (a)	14,588
628	NII Holdings, Inc. (a)	11,976
		43,495

	Total Common Stocks (Cost $56,847,809)	51,354,972

	REAL ESTATE INVESTMENT TRUSTS - 0.37%
	Real Estate Investment Trusts - 0.37%
673	Annaly Mortgage Management, Inc. (b)	10,189
896	Boston Properties, Inc. (b)	42,739
828	Equity Residential (b)	18,406
1,105	Plum Creek Timber Co., Inc. (b)	32,907
593	Potlatch Corp.	14,404
1,691	ProLogis (b)	13,630
412	Public Storage, Inc. (b)	26,978
480	Simon Property Group, Inc. (b)	24,698
309	Vornado Realty Trust (b)	13,914

	Total Real Estate Investment Trusts (Cost $244,147)	197,865

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
449,063	Federated Prime Obligations Fund	449,063

	Total Short Term Investments (Cost $449,064)	449,063

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.52%
	Money Market Funds - 28.52%
15,467,197	Mount Vernon Prime Portfolio	15,467,197

	Total Mutual Funds (Cost $15,467,197)	15,467,197

	Total Investments Purchased as Securities Lending Collateral (Cost $15,467,197)	15,467,197

	Total Investments (Cost $73,008,217) - 124.42%	67,469,097
	Liabilities in Excess of Other Assets - (24.42)%	(13,240,243)
	TOTAL NET ASSETS - 100.00%	$54,228,854

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$73,008,217
	Gross unrealized appreciation	1,952,135
	Gross unrealized depreciation	(7,491,255)
	Net unrealized appreciation	($5,539,120)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Large Company Growth Fund
Schedule of Open Futures Contracts
June 30, 2009 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
S&P 500 Index Mini Futures	58	2,671,480	Sep-09	$ (25,884)

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                   The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,115,989	$ -	$ -	$ 5,115,989
Consumer Staples	6,992,302	-	-	6,992,302
Energy	7,411,319	-	-	7,411,319
Financials	4,156,440	-	-	4,156,440
Health Care	5,940,911	-	-	5,940,911
Industrials	7,744,487	-	-	7,744,487
Information Technology	7,834,487	-	-	7,834,487
Materials	2,102,768	-	-	2,102,768
Telecommunicatoin Services	2,238,189	-	-	2,238,189
Utilities	2,015,945	-	-	2,015,945
Total Equity	51,552,837	-	-	51,552,837

Short Term Investments	449,063	-	-	449,063
Investments Purchased as Securities Lending Collateral	15,467,197	-	-	15,467,197

Total Investments in Securities	$ 67,469,097	$ -	$ -	$ 67,469,097

Other Financial Instruments*	$ (25,884)	$ -	$ -	$ (25,884)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$25,884
Total		$0		$25,884

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 95.43%
	Aerospace & Defense - 0.57%
5,607	Northrop Grumman Corp.	$256,128
	Air Freight & Logistics - 0.15%
833	Atlas Air Worldwide Holdings, Inc. (a)	19,317
1,766	Ryder System, Inc.	49,307
		68,624
	Airlines - 0.68%
1,231	Alaska Air Group, Inc. (a)	22,478
27,080	AMR Corp. (a)	108,862
5,692	Continental Airlines, Inc. (a)(b)	50,431
11,098	Delta Air Lines, Inc. (a)	64,258
5,038	UAL Corp. (a)	16,071
18,417	US Airways Group, Inc. (a)	44,753
		306,853
	Auto Components - 1.50%
12,125	American Axle & Manufacturing Holdings, Inc. (b)	41,710
20,907	ArvinMeritor, Inc. (b)	91,782
1,614	Autoliv, Inc. (b)	46,435
2,771	Cooper Tire & Rubber Co. (b)	27,488
3,323	Exide Technologies (a)	12,395
3,202	Federal Mogul Corp. (a)	30,259
13,527	Goodyear Tire & Rubber Co. (a)	152,314
58,028	Lear Corp. (a)(b)	29,014
3,173	Modine Manufacturing Co. (b)	15,230
1,618	Stoneridge, Inc. (a)(b)	7,766
6,448	Tenneco Automotive, Inc. (a)(b)	68,349
13,210	TRW Automotive Holdings Corp. (a)	149,273
		672,015
	Automobiles - 1.01%
50,774	Ford Motor Co. (a)	308,198
111,376	General Motors Corp. (a)(b)	121,400
1,360	Thor Industries, Inc.	24,983
		454,581
	Beverages - 0.73%
303	Coca-Cola Bottling Co.	16,705
6,002	Coca-Cola Enterprises, Inc.	99,933
3,444	Dr Pepper Snapple Group, Inc. (a)	72,978
3,224	Pepsi Bottling Group, Inc.	109,100
1,022	PepsiAmericas, Inc.	27,400
		326,116
	Building Products - 0.80%
2,864	Armstrong World Industries, Inc. (a)	47,227
9,403	Builders FirstSource, Inc. (a)(b)	39,117
995	Lennox International, Inc. (b)	31,949
15,496	Masco Corp.	148,452
3,099	Owens Corning (a)	39,605
5,345	USG Corp. (a)	53,824
		360,174
	Capital Markets - 0.61%
1,307	Ameriprise Financial, Inc.	31,721
3,149	E*Trade Financial Corp. (a)(b)	4,031
1,408	Legg Mason, Inc.	34,327
687	MF Global Ltd. (a)(b)	4,074
6,987	Morgan Stanley	199,199
		273,352
	Chemicals - 2.35%
616	A. Schulman, Inc.	9,308
530	Arch Chemicals, Inc.	13,033
4,037	Ashland, Inc.	113,238
1,780	Cabot Corp.	22,392
32,238	The Dow Chemical Co.	520,321
2,135	Eastman Chemical Co. (b)	80,916
5,174	Ferro Corp.	14,229
834	GenTek, Inc. (a)(b)	18,623
715	H.B. Fuller Co. (b)	13,421
12,256	Huntsman Corp.	61,648
520	Lubrizol Corp.	24,601
290	OM Group, Inc. (a)	8,416
4,145	PolyOne Corp. (a)	11,233
2,153	PPG Industries, Inc. (b)	94,517
783	The Scotts Miracle-Gro Co.	27,444
895	Valspar Corp. (b)	20,164
		1,053,504
	Commercial Banks - 9.93%
371	1st Source Corp.	6,407
2,252	Associated Banc-Corp (b)	28,150
365	BancorpSouth, Inc.	7,493
153,281	Bank of America Corp.	2,023,309
14,049	BB&T Corp. (b)	308,797
291	Cathay General Bancorp (b)	2,767
332	City National Corp. (b)	12,228
53,564	The Colonial BancGroup, Inc. (b)	33,210
1,868	Comerica, Inc. (b)	39,508
23,548	Fifth Third Bancorp (b)	167,191
3,602	First Horizon National Corp.	43,223
347	First Midwest Bancorp, Inc. (b)	2,537
407	FirstMerit Corp.	6,911
4,791	Fulton Financial Corp. (b)	24,961
17,751	Huntington Bancshares, Inc. (b)	74,199
5,835	KeyCorp (b)	30,575
1,219	M&T Bank Corp. (b)	62,084
4,076	Marshall & Ilsley Corp.	19,565
4,717	PacWest Bancorp (b)	62,076
269	Park National Corp. (b)	15,193
1,660	PNC Financial Services Group	64,425
28,505	Popular, Inc. (b)	62,711
25,282	Regions Financial Corp. (b)	102,139
330	S&T Bancorp, Inc. (b)	4,013
14,433	The South Financial Group, Inc. (b)	17,175
12,834	SunTrust Banks, Inc.	211,119
15,744	Synovus Financial Corp. (b)	47,074
2,959	TCF Financial Corp. (b)	39,562
409	Trustmark Corp. (b)	7,902
29,700	U.S. Bancorp	532,224
748	United Bankshares, Inc. (b)	14,616
12,430	Wells Fargo & Co. (b)	301,552
543	Whitney Holding Corp. (b)	4,974
698	Wilmington Trust Corp. (b)	9,535
5,679	Zions Bancorporation (b)	65,649
		4,455,054
	Commercial Services & Supplies - 1.31%
909	ABM Industries, Inc.	16,426
9,232	ACCO Brands Corp. (a)(b)	26,034
42,093	Avis Budget Group (a)	237,825
710	CDI Corp.	7,917
1,389	Deluxe Corp.	17,793
1,480	HNI Corp. (b)	26,729
2,726	PHH Corp. (a)	49,559
5,147	RR Donnelley & Sons Co. (b)	59,808
2,308	RSC Holdings, Inc. (a)(b)	15,510
7,575	Steelcase, Inc. (b)	44,087
1,651	TrueBlue, Inc. (a)	13,868
3,713	United Rentals, Inc. (a)	24,097
728	United Stationers, Inc. (a)	25,393
427	Viad Corp.	7,353
2,094	Volt Information Sciences, Inc. (a)(b)	13,129
		585,528
	Communications Equipment - 0.85%
38,720	Motorola, Inc.	256,714
21,509	Tellabs, Inc. (a)	123,246
		379,960
	Computers & Peripherals - 2.18%
1,753	Lexmark International, Inc. (a)	27,785
10,963	SanDisk Corp. (a)	161,047
13,679	Seagate Technology	143,082
69,824	Sun Microsystems, Inc. (a)	643,777
		975,691
	Construction & Engineering - 0.21%
1,670	EMCOR Group, Inc. (a)	33,600
811	Granite Construction, Inc. (b)	26,990
985	Tutor Perini Corp. (a)	17,100
370	URS Corp. (a)	18,322
		96,012
	Consumer Finance - 0.64%
9,558	Capital One Financial Corp.	209,129
1,098	CompuCredit Corp. (a)	2,525
3,326	Discover Financial Services	34,158
4,128	SLM Corp. (a)(b)	42,395
		288,207
	Containers & Packaging - 0.90%
1,260	Bemis Co.	31,752
3,982	Graphic Packaging Holding Co. (a)(b)	7,287
2,066	Sealed Air Corp.	38,118
1,083	Sonoco Products Co.	25,938
22,869	Temple-Inland, Inc.	300,041
		403,136
	Distributors - 0.32%
1,484	Core-Mark Holding Co., Inc. (a)(b)	38,673
2,364	Genuine Parts Co.	79,336
1,010	WESCO International, Inc. (a)	25,290
		143,299
	Diversified Consumer Services - 0.08%
1,075	Career Education Corp. (a)	26,757
488	Regis Corp.	8,496
		35,253
	Diversified Financial Services - 5.43%
39,371	CIT Group, Inc.	84,648
119,077	Citigroup, Inc. (b)	353,659
53,980	JPMorgan Chase & Co.	1,841,258
8,278	Principal Financial Group, Inc.	155,957
		2,435,522
	Diversified Telecommunication Services - 4.55%
1,371	CenturyTel, Inc.	42,090
1,920	Embarq Corp.	80,755
9,052	Frontier Communications Corp.	64,631
27,539	Qwest Communications International (b)	114,287
52,380	Sprint Corp. (a)	251,948
48,442	Verizon Communications, Inc.	1,488,622
		2,042,333
	Electric Utilities - 5.08%
9,936	The AES Corp. (a)	115,357
2,509	Alliant Energy Corp.	65,560
5,238	Ameren Corp.	130,374
6,837	American Electric Power Company, Inc.	197,521
7,441	Consolidated Edison, Inc.	278,442
2,797	DTE Energy Co.	89,504
2,215	Great Plains Energy, Inc.	34,443
2,462	Hawaiian Electric Industries, Inc.	46,926
1,200	IDACORP, Inc.	31,368
2,696	Northeast Utilities	60,148
1,453	NSTAR (b)	46,656
2,474	NV Energy, Inc.	26,695
1,485	OGE Energy Corp.	42,055
6,626	Pepco Holdings, Inc.	89,053
5,322	PG&E Corp. (b)	204,578
2,494	Pinnacle West Capital Corp. (b)	75,194
1,167	Portland General Electric Co.	22,733
4,555	Progress Energy, Inc.	172,316
9,182	The Southern Co.	286,111
3,832	TECO Energy, Inc. (b)	45,716
1,594	Westar Energy, Inc. (b)	29,919
1,424	Wisconsin Energy Corp.	57,971
7,076	Xcel Energy, Inc.	130,269
		2,278,909
	Electrical Equipment - 0.09%
414	A.O. Smith Corp.	13,484
833	Hubbell, Inc.	26,706
		40,190
	Electronic Equipment & Instruments - 1.54%
581	Anixter International, Inc. (a)	21,840
3,150	Arrow Electronics, Inc. (a)	66,906
3,736	Avnet, Inc. (a)	78,568
1,601	AVX Corp.	15,898
889	Benchmark Electronics, Inc. (a)	12,802
7,445	Ingram Micro, Inc. (a)	130,287
6,628	Insight Enterprises, Inc. (a)	64,026
5,022	Jabil Circuit, Inc.	37,263
1,743	PC Connection, Inc. (a)(b)	9,151
96,713	Sanmina-SCI Corporation (a)(b)	42,554
619	SYNNEX Corp. (a)	15,469
4,329	Tech Data Corp. (a)	141,602
2,484	Technitrol, Inc.	16,071
5,948	Vishay Intertechnology, Inc. (a)	40,387
		692,824
	Energy Equipment & Services - 0.11%
1,483	Exterran Holdings, Inc. (a)(b)	23,787
332	Seacor Holdings, Inc. (a)(b)	24,980
		48,767
	Food & Staples Retailing - 1.70%
720	Casey's General Stores, Inc.	18,497
1,709	Great Atlantic & Pacific Tea Co. (a)(b)	7,263
943	Ingles Markets, Inc.	14,371
13,337	The Kroger Co.	294,081
681	Nash Finch Co.	18,428
36,927	Rite Aid Corp. (a)	55,760
8,282	Safeway, Inc.	168,704
10,733	Supervalu, Inc. (b)	138,992
349	Weis Markets, Inc. (b)	11,699
2,611	Winn Dixie Stores, Inc. (a)	32,742
		760,537
	Food Products - 1.89%
4,965	Archer Daniels Midland Co.	132,913
2,190	Chiquita Brands International, Inc. (a)	22,469
5,114	ConAgra Foods, Inc.	97,473
2,413	Dean Foods Co. (a)	46,305
2,665	Del Monte Foods Co.	24,998
222	Fresh Del Monte Produce, Inc. (a)	3,610
7,705	Kraft Foods, Inc.	195,245
20,734	Sara Lee Corp.	202,364
3,069	Smithfield Foods, Inc. (a)(b)	42,874
6,182	Tyson Foods, Inc.	77,955
		846,206
	Gas Utilities - 0.86%
1,048	AGL Resources, Inc. (b)	33,326
865	Atmos Energy Corp.	21,660
338	The Laclede Group Inc. (b)	11,198
881	New Jersey Resources Corp.	32,632
1,241	Nicor, Inc.	42,963
5,340	NiSource, Inc.	62,264
292	Northwest Natural Gas Co.	12,942
1,928	Oneok, Inc.	56,857
798	Piedmont Natural Gas Co. (b)	19,240
1,722	Southwest Gas Corp.	38,246
1,415	UGI Corp.	36,068
644	WGL Holdings, Inc.	20,621
		388,017
	Health Care Equipment & Supplies - 0.06%
1,676	Hill-Rom Holdings, Inc. (b)	27,185
	Health Care Providers & Services - 4.49%
692	AMERIGROUP Corp. (a)	18,580
8,394	AmerisourceBergen Corp.	148,910
6,521	Cardinal Health, Inc.	199,217
826	Centene Corp. (a)	16,503
6,451	CIGNA Corp.	155,405
4,170	Coventry Health Care, Inc. (a)	78,021
7,180	Health Management Associates, Inc. (a)	35,469
6,141	Health Net, Inc. (a)	95,492
4,911	Humana, Inc. (a)	158,429
2,032	Kindred Healthcare, Inc. (a)	25,136
895	LifePoint Hospitals, Inc. (a)	23,494
1,167	Magellan Health Services, Inc. (a)	38,301
5,932	McKesson Corp.	261,008
783	Molina Healthcare, Inc. (a)(b)	18,729
1,182	Omnicare, Inc.	30,448
23,434	Tenet Healthcare Corp. (a)	66,084
941	Triple-S Management Corp. (a)(b)	14,670
10,264	UnitedHealth Group, Inc.	256,395
280	WellCare Health Plans, Inc. (a)(b)	5,177
7,279	Wellpoint, Inc. (a)	370,428
		2,015,896
	Hotels, Restaurants & Leisure - 0.54%
2,681	Boyd Gaming Corp.	22,789
1,051	Brinker International, Inc.	17,899
376	Cracker Barrel Old Country Store, Inc.	10,490
2,305	Domino's Pizza, Inc. (a)	17,264
489	Jack in the Box, Inc. (a)	10,978
7,092	MGM Mirage (a)	45,318
4,069	Royal Caribbean Cruises Ltd.	55,094
4,261	Wendy's Arby's Group, Inc.	17,044
3,643	Wyndham Worldwide Corp.	44,153
		241,029
	Household Durables - 1.94%
2,129	American Greetings Corp.	24,867
11,877	Beazer Homes USA, Inc. (a)(b)	21,735
1,817	The Black & Decker Corp.	52,075
2,188	Centex Corp.	18,510
7,900	D.R. Horton, Inc. (b)	73,944
977	Ethan Allen Interiors, Inc. (b)	10,122
2,331	Fortune Brands, Inc.	80,979
9,316	Hovnanian Enterprises, Inc. (a)(b)	21,986
698	KB Home	9,549
1,808	Kimball International, Inc.	11,282
2,708	Leggett & Platt, Inc.	41,243
3,479	Lennar Corp.	33,711
359	MDC Holdings, Inc.	10,809
1,546	Mohawk Industries, Inc. (a)(b)	55,161
6,667	Newell Rubbermaid, Inc.	69,403
122	NVR, Inc. (a)	61,292
3,141	Pulte Homes, Inc.	27,735
4,751	Standard-Pacific Corp. (a)	9,645
979	The Stanley Works	33,129
3,304	Toll Brothers, Inc. (a)(b)	56,069
3,421	Whirlpool Corp. (b)	145,598
		868,844
	Independent Power Producers & Energy Traders - 0.13%
11,488	RRI Energy, Inc. (a)	57,555
	Industrial Conglomerates - 1.01%
130	Alleghany Corp. (a)	35,230
383	Carlisle Companies, Inc.	9,208
15,686	Tyco International Ltd.	407,522
		451,960
	Insurance - 10.99%
961	Allied World Assurance Holdings, Ltd.	39,238
17,344	The Allstate Corp.	423,194
2,502	American Financial Group, Inc.	53,993
126	American National Insurance Company	9,523
1,104	Arch Capital Group Ltd. (a)	64,672
556	Argo Group International Holdings, Ltd. (a)	15,690
1,459	Aspen Insurance Holdings Ltd.	32,594
4,088	Axis Capital Holdings Ltd.	107,024
5,969	Chubb Corp.	238,044
4,153	Cincinnati Financial Corp.	92,820
15,421	CNA Financial Corp. (b)	238,563
643	CNA Surety Corp. (a)	8,674
19,576	Conseco, Inc. (a)(b)	46,395
1,126	Delphi Financial Group	21,878
1,341	Endurance Specialty Holdings Ltd.	39,291
951	Everest Re Group Ltd.	68,063
636	FBL Financial Group, Inc. (b)	5,253
7,430	Fidelity National Financial, Inc.	100,528
1,576	First American Corp.	40,834
620	The Hanover Insurance Group, Inc.	23,628
763	Harleysville Group, Inc.	21,532
26,159	Hartford Financial Services Group, Inc.	310,507
1,468	HCC Insurance Holdings, Inc. (b)	35,247
341	Infinity Property & Casualty Corp.	12,433
147	Kansas City Life Insurance Co. (b)	3,956
14,925	Lincoln National Corp.	256,859
156	Markel Corp. (a)	43,945
946	Max Capital Group Ltd.	17,463
2,445	Mercury General Corp.	81,736
10,076	MetLife, Inc. (b)	302,381
2,684	Montpelier Re Holdings Ltd.	35,670
92	National Western Life Insurance Co.	10,741
915	Odyssey Re Holdings Corp.	36,582
6,723	Old Republic International Corp.	66,222
3,264	OneBeacon Insurance Group, Ltd.	38,156
912	PartnerRe Ltd.	59,234
14,657	The Phoenix Companies, Inc.	24,477
684	Platinum Underwriters Holdings Ltd.	19,556
417	ProAssurance Corp. (a)	19,270
9,238	Progressive Corp. (a)	139,586
980	Protective Life Corp.	11,211
14,465	Prudential Financial, Inc.	538,387
1,650	Reinsurance Group of America	57,602
809	RenaissanceRe Holdings, Ltd.	37,651
482	Safety Insurance Group, Inc. (b)	14,730
1,598	Selective Insurance Group	20,407
904	State Auto Financial Corp. (b)	15,820
1,074	Transatlantic Holdings, Inc.	46,536
11,270	Travelers Companies, Inc.	462,521
580	United Fire & Casualty Co.	9,947
1,708	Unitrin, Inc.	20,530
2,149	Universal American Financial Corp. (a)(b)	18,739
7,567	UnumProvident Corp.	120,013
332	White Mountains Insurance Group Ltd.	75,998
2,328	WR Berkley Corp.	49,982
16,427	XL Capital Ltd. (b)	188,253
1,517	Zenith National Insurance Corp.	32,980
		4,926,759
	Internet & Catalog Retail - 0.10%
2,408	Expedia, Inc. (a)	36,385
749	Systemax, Inc. (a)(b)	8,920
		45,305
	Internet Software & Services - 0.16%
1,672	EarthLink, Inc. (a)	12,389
3,651	IAC/InterActiveCorp (a)	58,599
		70,988
	IT Services - 0.51%
2,032	Computer Sciences Corp. (a)	90,018
2,922	Convergys Corp. (a)	27,116
1,648	Fidelity National Information Services, Inc. (b)	32,894
51,094	Unisys Corp. (a)	77,152
		227,180
	Leisure Equipment & Products - 0.16%
8,562	Brunswick Corp.	36,988
11,103	Eastman Kodak Co.	32,865
		69,853
	Life Sciences Tools & Services - 0.05%
5,845	Cambrex Corp. (a)(b)	24,081
	Machinery - 0.30%
3,980	Ingersoll-Rand Co.	83,182
2,196	Timken Co.	37,508
575	Watts Water Technologies, Inc.	12,385
		133,075
	Media - 5.40%
17,067	Belo Corp. (b)	30,550
36,982	CBS Corp. (b)	255,915
21,600	Comcast Corp.	312,984
14,732	The E.W. Scripps Co.	30,790
25,927	Gannett Co., Inc.	92,559
6,459	Interpublic Group of Companies, Inc. (a)(b)	32,618
2,706	Liberty Global, Inc. (a)	42,998
4,062	Liberty Media Corporation - Capital (a)	55,081
16,131	Liberty Media Corporation - Interactive (a)	80,816
35,017	McClatchy Co. (b)	17,509
1,026	Meredith Corp. (b)	26,214
7,264	New York Times Co. (b)	40,025
6,379	Regal Entertainment Group	84,777
1,064	Scholastic Corp.	21,057
8,708	Time Warner Cable, Inc.	275,782
37,086	Time Warner, Inc.	934,196
280	Value Line, Inc. (b)	9,204
4,397	Virgin Media, Inc.	41,112
6,492	Warner Music Group Corp. (a)	37,978
		2,422,165
	Metals & Mining - 0.05%
1,370	USEC, Inc. (a)(b)	7,289
1,204	Worthington Industries	15,399
		22,688
	Multiline Retail - 1.45%
3,741	Dillard's, Inc. (b)	34,417
4,092	J.C. Penney Co., Inc. (b)	117,481
12,093	Macy's, Inc.	142,214
8,879	Retail Ventures, Inc. (a)(b)	19,356
5,737	Saks, Inc. (a)	25,415
4,656	Sears Holdings Corp. (a)(b)	309,717
		648,600
	Multi-Utilities - 2.07%
844	Avista Corp.	15,032
15,831	CenterPoint Energy, Inc.	175,407
10,886	CMS Energy Corp. (b)	131,503
32,815	Duke Energy Corp.	478,771
1,224	Integrys Energy Group, Inc.	36,708
2,107	SCANA Corp.	68,414
990	Vectren Corp.	23,196
		929,031
	Oil & Gas - 5.29%
306	Alon USA Energy, Inc.	3,167
37,920	ConocoPhillips	1,594,915
2,365	CVR Energy, Inc. (a)	17,335
1,624	Frontier Oil Corp.	21,291
847	Holly Corp.	15,229
2,977	Marathon Oil Corp. (b)	89,697
616	Overseas Shipholding Group, Inc. (b)	20,969
3,699	Stone Energy Corp. (a)(b)	27,447
5,195	Sunoco, Inc.	120,524
3,155	Tesoro Petroleum Corp. (b)	40,163
22,442	Valero Energy Corp.	379,045
1,021	World Fuel Services Corp.	42,096
		2,371,878
	Paper & Forest Products - 1.40%
2,278	Domtar Corp. (a)	37,769
1,164	Glatfelter	10,360
23,488	International Paper Co.	355,374
3,727	Louisiana-Pacific Corp.	12,746
4,730	MeadWestvaco Corp.	77,619
4,363	Weyerhaeuser Co.	132,766
		626,634
	Personal Products - 0.20%
3,576	Alberto-Culver Co.	90,938
	Pharmaceuticals - 3.95%
1,889	King Pharmaceuticals, Inc. (a)	18,191
116,753	Pfizer, Inc.	1,751,295
		1,769,486
	Professional Services - 0.49%
11,248	Kelly Services, Inc.	123,165
2,326	Manpower, Inc.	98,483
		221,648
	Road & Rail - 0.51%
749	AMERCO (a)(b)	27,825
663	Arkansas Best Corp.	17,470
871	Con-Way, Inc.	30,755
12,969	Hertz Global Holdings, Inc. (a)(b)	103,622
2,026	Werner Enterprises, Inc. (b)	36,711
7,887	YRC Worldwide, Inc. (a)(b)	13,645
		230,028
	Semiconductor & Semiconductor Equipment - 0.28%
11,410	Advanced Micro Devices, Inc. (a)(b)	44,157
4,930	Amkor Technology, Inc. (a)(b)	23,319
3,241	Atmel Corp. (a)	12,089
5,687	Micron Technology, Inc. (a)	28,776
1,136	Novellus Systems, Inc. (a)(b)	18,971
		127,312
	Software - 0.07%
5,004	Cadence Design Systems, Inc. (a)	29,524
	Specialty Retail - 4.24%
2,922	AnnTaylor Stores Corp. (a)	23,318
7,079	AutoNation, Inc. (a)	122,821
1,541	Barnes & Noble, Inc. (b)	31,791
31,652	Blockbuster, Inc. (a)(b)	20,890
6,414	Borders Group, Inc. (a)	23,603
2,011	Brown Shoe Co., Inc.	14,560
3,173	CarMax, Inc. (a)(b)	46,643
424	The Cato Corp.	7,394
1,493	Charming Shoppes, Inc. (a)	5,554
537	Dress Barn, Inc. (a)(b)	7,679
733	DSW, Inc. (a)(b)	7,220
1,141	The Finish Line, Inc.	8,466
9,438	Foot Locker, Inc. (b)	98,816
26,613	Home Depot, Inc. (b)	628,865
924	Jo-Ann Stores, Inc. (a)	19,099
11,262	Limited Brands, Inc. (b)	134,806
6,074	Lowe's Companies, Inc.	117,896
47,900	Office Depot, Inc. (a)	218,424
13,399	OfficeMax, Inc.	84,146
5,440	Pacific Sunwear Of California, Inc. (a)	18,333
2,310	Penske Automotive Group, Inc. (b)	38,438
533	PEP Boys	5,405
3,876	RadioShack Corp.	54,109
1,105	Rent-A-Center, Inc. (a)	19,702
735	Rush Enterprises, Inc. - Class A (a)	8,563
5,174	Sonic Automotive, Inc. (b)	52,568
4,253	Stein Mart, Inc. (a)(b)	37,682
199	Tractor Supply Co. (a)	8,223
2,065	Williams-Sonoma, Inc. (b)	24,511
3,095	Zale Corp. (a)	10,647
		1,900,172
	Textiles, Apparel & Luxury Goods - 0.42%
564	Carter's, Inc. (a)	13,880
2,865	Hanesbrands, Inc. (a)	43,004
5,268	Jones Apparel Group, Inc.	56,526
4,768	Liz Claiborne, Inc. (b)	13,732
4,757	Timberland Co. (a)	63,125
		190,267
	Thrifts & Mortgage Finance - 0.22%
1,640	Astoria Financial Corp.	14,071
13,540	Corus Bankshares, Inc. (a)(b)	3,723
306	First Niagara Financial Group, Inc.	3,495
3,636	New York Community Bancorp, Inc. (b)	38,869
698	Provident Financial Services, Inc.	6,352
600	Washington Federal, Inc.	7,800
2,926	Webster Financial Corp.	23,554
		97,864
	Tobacco - 2.45%
55,227	Altria Group, Inc.	905,170
4,513	Reynolds American, Inc.	174,292
634	Universal Corp.	20,992
		1,100,454
	Water Utilities - 0.13%
3,026	American Water Works Co., Inc.	57,827
	Wireless Telecommunication Services - 0.30%
2,204	Telephone & Data Systems, Inc. (b)	62,373
1,194	United States Cellular Corp. (a)	45,910
2,087	USA Mobility, Inc.	26,630
		134,913

	Total Common Stocks (Cost $48,621,152)	42,797,931

	MANAGEMENT INVESTMENT COMPANIES - 0.12%
	Capital Markets - 0.12%
15,044	Allied Capital Corp. (b)	52,353

	Total Management Investment Companies (Cost $70,373)	52,353

	REAL ESTATE INVESTMENT TRUSTS - 1.22%
	Real Estate Investment Trusts - 1.22%
1,769	Apartment Investment & Management Co. (b)	15,656
11,947	Arlington Asset Investment Corp. (a)(b)	4,540
2,241	Colonial Properties Trust	16,583
2,165	Duke Realty Corp.	18,987
37,063	DuPont Fabros Technology, Inc. (b)	349,134
11,947	Host Hotels & Resorts, Inc. (b)	100,235
2,770	HRPT Properties Trust (b)	11,246
2,348	iStar Financial, Inc. (b)	6,668
815	Liberty Property Trust	18,778
144	National Health Investors, Inc.	3,846
254	Redwood Trust, Inc.	3,749

	Total Real Estate Investment Trusts (Cost $336,284)	549,422

	SHORT TERM INVESTMENTS - 2.77%
	Money Market Funds - 2.77%
1,242,796	Federated Prime Obligations Fund	1,242,796

	Total Short Term Investments (Cost $1,242,796)	1,242,796

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 18.73%
	Money Market Funds - 18.73%
8,397,777	Mount Vernon Prime Portfolio	8,397,777

	Total Mutual Funds (Cost $8,397,777)	8,397,777

	Total Investments Purchased as Securities Lending Collateral (Cost $8,397,777)	8,397,777

	Total Investments (Cost $58,668,382) - 118.27%	53,040,279
	Liabilities in Excess of Other Assets - (18.27)%	(8,193,368)
	TOTAL NET ASSETS - 100.00%	$44,846,911

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$58,668,382
	Gross unrealized appreciation	3,710,909
	Gross unrealized depreciation	(9,339,012)
	Net unrealized appreciation	($5,628,103)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section

AssetMark Enhanced Fundamental IndexTM Large Company Value Fund
Schedule of Open Futures Contracts
June 30, 2009 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
S&P 500 Index Mini Futures	32	1,473,920	Sep-09	$ (29,038)

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 7,711,610	$ -	$ -	$ 7,711,610
Consumer Staples	3,141,295	-	-	3,141,295
Energy	2,420,645	-	-	2,420,645
Financials	13,078,534	-	-	13,078,534
Health Care	3,812,567	-	-	3,812,567
Industrials	2,776,977	-	-	2,776,977
Information Technology	2,439,452	-	-	2,439,452
Materials	2,130,042	-	-	2,130,042
Telecommunicatoin Services	2,177,246	-	-	2,177,246
Utilities	3,711,338	-	-	3,711,338
Total Equity	43,399,706	-	-	43,399,706

Short Term Investments	1,242,796	-	-	1,242,796
Investments Purchased as Securities Lending Collateral	8,397,777	-	-	8,397,777

Total Investments in Securities	$ 53,040,279	$ -	$ -	$ 53,040,279

Other Financial Instruments*	$ (29,038)	$ -	$ -	$ (29,038)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$29,038
Total		$0		$29,038

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 93.78%
	Aerospace & Defense - 2.04%
592	AeroVironment, Inc. (a)	$18,269
137	American Science & Engineering, Inc.	9,469
488	Argon ST, Inc. (a)	10,038
223	Axsys Technologies, Inc. (a)	11,962
1,035	Ceradyne, Inc. (a)	18,278
796	Cubic Corp.	28,489
749	Curtiss-Wright Corp.	22,268
1,613	Esterline Technologies Corp. (a)	43,664
262	Heico Corp. (b)	9,500
976	Ladish, Inc. (a)	12,659
1,489	Moog, Inc. (a)	38,431
2,472	Orbital Sciences Corp. (a)	37,500
360	Stanley, Inc. (a)	11,837
		272,364
	Air Freight & Logistics - 0.45%
1,044	Dynamex, Inc. (a)(b)	16,067
382	Forward Air Corp. (b)	8,144
1,736	Hub Group, Inc. (a)	35,831
		60,042
	Airlines - 0.34%
261	Allegiant Travel Co. (a)	10,346
613	Copa Holdings, S.A.	25,023
1,777	Hawaiian Holdings, Inc. (a)	10,697
		46,066
	Auto Components - 0.78%
1,045	LKQ Corp. (a)	17,190
1,433	Midas, Inc. (a)(b)	15,018
11,794	Sauer-Danfoss, Inc. (b)	72,297
		104,505
	Beverages - 0.31%
1,234	Central European Distribution Corp. (a)	32,787
279	Hansen Natural Corp. (a)	8,599
		41,386
	Biotechnology - 0.84%
3,856	Affymetrix, Inc. (a)	22,866
2,118	Albany Molecular Research, Inc. (a)	17,770
1,843	Alkermes, Inc. (a)	19,941
608	Emergent BioSolutions, Inc. (a)(b)	8,713
756	Martek Biosciences Corp. (b)	15,989
254	Myriad Genetics, Inc. (a)	9,055
64	Myriad Pharmaceuticals, Inc. (a)	298
1,082	PDL BioPharma Inc.	8,548
1,558	ViroPharma, Inc. (a)	9,239
		112,419
	Building Products - 0.34%
587	Aaon, Inc. (b)	11,693
496	Ameron International Corp.	33,252
		44,945
	Capital Markets - 1.48%
2,418	BGC Partners, Inc.	9,164
893	Cohen & Steers, Inc. (b)	13,350
4,729	FCStone Group, Inc. (a)	18,680
497	Gamco Investors, Inc. (b)	24,105
3,318	GFI Group Inc.	22,363
163	Greenhill & Co., Inc. (b)	11,770
1,045	Investment Technology Group, Inc. (a)	21,308
712	KBW, Inc. (a)	20,477
1,099	Lazard Ltd. (b)	29,585
999	optionsXpress Holdings, Inc.	15,514
233	Stifel Financial Corp. (a)	11,205
		197,521
	Chemicals - 2.06%
1,866	Innophos Holdings, Inc.	31,517
2,448	Koppers Holdings, Inc.	64,554
1,028	LSB Industries, Inc. (a)	16,623
1,196	Minerals Technologies, Inc.	43,080
1,609	NewMarket Corp.	108,334
1,781	Solutia, Inc. (a)	10,258
		274,366
	Commercial Banks - 3.65%
566	BancFirst Corp. (b)	19,572
496	Bank of the Ozarks, Inc. (b)	10,729
211	BankFinancial Corp.	1,869
905	Beneficial Mutual Bancorp, Inc. (a)	8,688
528	City Holding Co.	16,030
2,722	CVB Financial Corp. (b)	16,250
343	First Financial Bankshares, Inc.	17,273
486	First Financial Corp.	15,348
1,117	Glacier Bancorp, Inc. (b)	16,498
1,211	Hampton Roads Bankshares, Inc. (b)	9,991
615	Hancock Holding Co.	19,981
45	IBERIABANK Corp.	1,773
819	Independent Bank Corp.	16,134
1,854	Investors Bancorp, Inc. (a)	16,983
514	Lakeland Financial Corp. (b)	9,766
3,727	National Penn Bancshares, Inc.	17,181
793	Northfield Bancorp, Inc. (b)	9,215
466	Pinnacle Financial Partners, Inc. (a)(b)	6,207
638	PrivateBancorp, Inc.	14,189
861	Prosperity Bancshares, Inc. (b)	25,684
506	Republic Bancorp Inc. (b)	11,431
396	SCBT Financial Corp.	9,381
487	Signature Bank (a)	13,207
662	Simmons First National Corp.	17,689
639	Smithtown Bancorp, Inc.	8,173
369	Southside Bancshares, Inc.	8,439
2,015	Sterling Bancshares, Inc.	12,755
458	Suffolk Bancorp	11,743
2,117	SVB Financial Group (a)(b)	57,625
419	SY Bancorp, Inc.	10,127
874	Texas Capital Bancshares, Inc. (a)	13,521
386	Tompkins Financial Corp.	18,509
506	WestAmerica Bancorporation (b)	25,103
		487,064
	Commercial Services & Supplies - 6.14%
1,252	Administaff, Inc.	29,134
2,527	American Reprographics Co. (a)	21,025
2,225	ATC Technology Corp. (a)	32,262
4,372	Brady Corp.	109,825
2,500	CBIZ, Inc. (a)	17,800
641	Clean Harbors, Inc. (a)	34,608
1,061	Copart, Inc. (a)(b)	36,785
471	Cornell Cos., Inc. (a)	7,635
1,888	The Corporate Executive Board Co. (b)	39,195
816	CRA International, Inc. (a)	22,652
3,741	EnergySolutions, Inc.	34,417
1,755	First Advantage Corp. (a)	26,694
718	The Geo Group Inc. (a)	13,340
588	Healthcare Services Group	10,513
866	Heidrick & Struggles International, Inc.	15,804
696	IHS, Inc. (a)	34,710
3,125	Korn/Ferry International (a)	33,250
992	Layne Christensen Co. (a)	20,286
1,014	M&F Worldwide Corp. (a)(b)	20,280
1,032	McGrath RentCorp (b)	19,670
1,075	Mobile Mini, Inc. (a)	15,770
2,051	Pike Electric Corp. (a)	24,715
434	Pre-Paid Legal Services, Inc. (a)	18,918
756	Standard Parking Corp. (a)	12,315
542	Stericycle, Inc. (a)	27,929
80	Strayer Education, Inc. (b)	17,449
3,475	TeleTech Holdings, Inc. (a)	52,646
1,450	Waste Connections, Inc. (a)	37,570
869	Watson Wyatt Worldwide, Inc.	32,614
		819,811
	Communications Equipment - 3.82%
4,861	3Com Corp. (a)	22,895
1,579	ADTRAN, Inc. (b)	33,901
2,360	Airvana, Inc. (a)(b)	15,033
2,886	Arris Group, Inc. (a)	35,094
2,803	Avocent Corp. (a)	39,130
1,852	Ciena Corp. (a)(b)	19,168
1,475	Comtech Telecommunications Corp. (a)(b)	47,023
745	EMS Technologies, Inc. (a)(b)	15,570
6,413	Extreme Networks, Inc. (a)(b)	12,826
688	F5 Networks, Inc. (a)(b)	23,798
1,722	Harmonic, Inc. (a)	10,143
926	Hughes Communications, Inc. (a)(b)	21,141
384	InterDigital, Inc. (a)	9,385
2,263	Ixia (a)	15,253
3,364	JDS Uniphase Corp. (a)	19,242
6,317	Opnext, Inc. (a)(b)	13,518
1,868	Palm, Inc. (a)(b)	30,953
21,330	Powerwave Technologies, Inc. (a)	34,341
669	Riverbed Technology, Inc. (a)(b)	15,514
3,850	Sonus Networks, Inc. (a)	6,198
3,446	Sycamore Networks, Inc. (a)	10,786
1,673	Tekelec (a)	28,157
1,206	ViaSat, Inc. (a)	30,922
		509,991
	Computers & Peripherals - 0.78%
5,155	Emulex Corp. (a)	50,416
2,926	Intermec, Inc. (a)	37,746
313	Novatel Wireless, Inc. (a)	2,823
1,723	Super Micro Computer, Inc. (a)	13,198
		104,183
	Construction & Engineering - 0.51%
3,055	Great Lakes Dredge & Dock Corp. (b)	14,603
2,739	MasTec, Inc. (a)	32,101
698	Orion Marine Group, Inc. (a)	13,262
253	Texas Industries, Inc.	7,934
		67,900
	Consumer Finance - 0.35%
643	Cash America International, Inc.	15,040
1,154	Dollar Financial Corp. (a)	15,914
618	EZCORP, Inc. (a)	6,662
510	First Cash Financial Services, Inc. (a)	8,935
		46,551
	Diversified Consumer Services - 1.43%
2,432	Corinthian Colleges, Inc. (a)(b)	41,174
370	ITT Educational Services, Inc. (a)	37,244
590	Lincoln Educational Services Corp. (a)(b)	12,349
3,560	Sotheby's (b)	50,231
1,045	Steiner Leisure Ltd. (a)	31,904
1,162	Universal Technical Institute, Inc. (a)	17,349
		190,251
	Diversified Financial Services - 0.25%
1,906	Assured Guaranty Ltd.	23,596
980	MarketAxess Holdings Inc. (a)	9,340
		32,936
	Diversified Telecommunication Services - 0.93%
830	Cbeyond Communications, Inc. (a)	11,911
1,158	Global Crossing Ltd. (a)	10,630
775	Neustar, Inc. (a)	17,174
769	NTELOS Holdings Corp.	14,165
5,949	PAETEC Holding Corp. (a)	16,062
1,374	Premiere Global Services, Inc. (a)	14,894
565	Shenandoah Telecommunications Co.	11,464
2,671	tw telecom inc. (a)	27,431
		123,731
	Electric Utilities - 0.95%
292	ITC Holdings Corp.	13,245
5,218	Otter Tail Corp.	113,961
		127,206
	Electrical Equipment - 2.65%
245	AZZ, Inc. (a)	8,431
1,247	Baldor Electric Co.	29,666
4,314	C&D Technologies, Inc. (a)(b)	8,628
3,376	EnerSys (a)	61,409
96	First Solar, Inc. (a)(b)	15,564
522	Franklin Electric Co., Inc.	13,530
4,172	GrafTech International Ltd. (a)	47,185
424	II-VI, Inc. (a)	9,400
1,141	LaBarge, Inc. (a)(b)	10,577
328	Ormat Technologies, Inc. (b)	13,222
2,634	Polypore International, Inc. (a)	29,290
304	Powell Industries, Inc. (a)	11,269
842	Regal-Beloit Corp. (b)	33,444
3,068	Vicor Corp.	22,151
2,012	Woodward Governor Co.	39,838
		353,604
	Electronic Equipment & Instruments - 3.68%
2,377	Checkpoint Systems, Inc. (a)	37,295
976	Cogent, Inc. (a)	10,472
1,411	Cognex Corp.	19,937
1,241	Daktronics, Inc.	9,556
1,041	Dolby Laboratories, Inc. (a)(b)	38,808
2,883	Electro Rent Corp. (b)	27,360
2,236	Electro Scientific Industries, Inc. (a)	24,998
1,367	FLIR Systems, Inc. (a)	30,840
1,438	L-1 Identity Solutions, Inc. (a)	11,130
2,532	Littelfuse, Inc. (a)	50,539
807	MTS Systems Corp.	16,665
735	Multi-Fineline Electronix, Inc. (a)	15,729
375	National Instruments Corp.	8,460
3,441	Newport Corp. (a)(b)	19,923
558	Rofin-Sinar Technologies, Inc. (a)	11,166
527	Rogers Corp. (a)	10,661
1,576	ScanSource, Inc. (a)	38,643
391	SunPower Corp. (a)(b)	10,416
1,466	Trimble Navigation Ltd. (a)(b)	28,778
2,656	TTM Technologies, Inc. (a)	21,142
1,298	Veeco Instruments, Inc. (a)	15,044
1,444	Zebra Technologies Corp. (a)	34,165
		491,727
	Energy Equipment & Services - 3.26%
4,830	Allis Chalmers Energy, Inc. (a)	11,157
661	Atwood Oceanics, Inc. (a)	16,466
1,530	Basic Energy Services, Inc. (a)	10,450
1,074	Bristow Group, Inc. (a)(b)	31,823
2,017	Cal Dive International, Inc. (a)	17,407
317	CARBO Ceramics, Inc. (b)	10,841
673	Dril-Quip, Inc. (a)	25,641
911	Gulf Island Fabrication, Inc. (b)	14,421
544	GulfMark Offshore, Inc. (a)	15,014
314	Helmerich & Payne, Inc. (b)	9,693
990	Hornbeck Offshore Services, Inc. (a)	21,176
9,911	ION Geophysical Corp. (a)(b)	25,471
573	Lufkin Industries, Inc.	24,095
1,516	Matrix Service Co. (a)	17,404
787	NATCO Group, Inc. (a)	25,908
5,702	Newpark Resources, Inc. (a)	16,251
6,710	Parker Drilling Co. (a)	29,121
1,054	PHI, Inc. (a)	18,066
2,532	Pioneer Drilling Co. (a)	12,128
1,308	RPC, Inc.	10,922
849	Superior Well Services, Inc. (a)	5,052
5,029	Tetra Technologies, Inc. (a)	40,031
1,528	Union Drilling, Inc. (a)	10,115
1,300	Willbros Group, Inc. (a)	16,263
		434,916
	Food & Staples Retailing - 0.28%
188	Arden Group, Inc. (b)	23,519
806	PriceSmart, Inc.	13,500
		37,019
	Food Products - 1.08%
360	Cal-Maine Foods, Inc.	8,986
2,167	Darling International, Inc. (a)	14,302
396	Farmer Brothers Co. (b)	9,060
1,220	The Hain Celestial Group, Inc. (a)	19,044
365	J&J Snack Foods Corp.	13,104
574	Ralcorp Holdings, Inc. (a)	34,968
1,982	Tootsie Roll Industries, Inc.	44,972
		144,436
	Health Care Equipment & Supplies - 3.72%
1,034	Align Technology, Inc. (a)	10,960
1,109	American Medical Systems Holdings, Inc. (a)	17,522
595	Analogic Corp.	21,985
989	Arthrocare Corp. (a)	10,681
1,258	CONMED Corp. (a)	19,524
413	Gen-Probe, Inc. (a)	17,751
499	Greatbatch, Inc. (a)(b)	11,282
513	Haemonetics Corporation (a)	29,241
1,464	Hologic, Inc. (a)	20,833
652	IDEXX Laboratories, Inc. (a)(b)	30,123
710	Immucor, Inc. (a)(b)	9,770
428	Integra LifeSciences Holdings Corp. (a)	11,346
123	Intuitive Surgical, Inc. (a)(b)	20,130
453	Masimo Corp. (a)	10,922
764	Matthews International Corp.	23,776
670	Meridian Bioscience, Inc.	15,129
2,740	ResMed, Inc. (a)	111,600
1,522	Sirona Dental Systems, Inc. (a)	30,425
383	Thoratec Corp. (a)	10,257
1,063	TomoTherapy, Inc. (a)	2,923
664	West Pharmaceutical Services, Inc.	23,140
870	Wright Medical Group, Inc. (a)	14,146
1,208	Zoll Medical Corp. (a)	23,363
		496,829
	Health Care Providers & Services - 4.03%
493	Amedisys, Inc. (a)	16,279
7,323	AMN Healthcare Services, Inc. (a)	46,721
878	AmSurg Corp. (a)	18,824
1,505	Catalyst Health Solutions Inc. (a)	37,535
499	Chemed Corp.	19,701
418	Corvel Corp. (a)(b)	9,518
1,078	eResearch Technology, Inc. (a)(b)	6,694
1,548	Gentiva Health Services, Inc. (a)	25,480
1,050	Healthways, Inc. (a)	14,122
1,534	inVentiv Health, Inc. (a)	20,755
175	Landauer, Inc.	10,735
1,075	Mednax, Inc. (a)	45,290
422	MWI Veterinary Supply, Inc. (a)	14,711
247	National Healthcare Corp. (b)	9,371
2,851	PSS World Medical, Inc. (a)	52,772
1,456	Psychiatric Solutions, Inc. (a)	33,109
1,530	Sun Healthcare Group, Inc. (a)	12,913
65,770	Sunrise Senior Living, Inc. (a)(b)	108,521
752	VCA Antech, Inc. (a)	20,078
488	WebMD Health Corp. (a)	14,601
		537,730
	Health Care Technology - 0.33%
577	Eclipsys Corp. (a)	10,259
1,663	HLTH Corporation (a)	21,786
1,159	Omnicell, Inc. (a)	12,459
		44,504
	Hotels, Restaurants & Leisure - 3.65%
647	Bally Technologies, Inc. (a)	19,358
743	BJ's Restaurants, Inc. (a)(b)	12,534
334	Buffalo Wild Wings, Inc. (a)(b)	10,862
2,885	The Cheesecake Factory (a)	49,910
580	Chipotle Mexican Grill, Inc. (a)	46,400
912	Choice Hotels International, Inc.	24,268
1,833	Einstein Noah Rest Group, Inc. (a)	15,855
2,597	Gaylord Entertainment Co. (a)	33,008
2,060	International Speedway Corp.	52,757
3,271	Krispy Kreme Doughnuts, Inc. (a)	9,813
1,021	Life Time Fitness, Inc. (a)(b)	20,430
1,936	Monarch Casino & Resort, Inc. (a)(b)	14,133
1,170	Orient-Express Hotels Ltd. (b)	9,933
403	Panera Bread Co. (a)(b)	20,094
1,042	Papa John's International, Inc. (a)	25,831
569	PF Chang's China Bistro, Inc. (a)	18,242
1,777	Scientific Games Corp. (a)	28,023
1,054	Sonic Corp. (a)	10,572
1,236	Texas Roadhouse, Inc. (a)(b)	13,485
1,375	Vail Resorts, Inc. (a)	36,878
476	WMS Industries, Inc. (a)	14,999
		487,385
	Household Durables - 0.90%
6,634	Blount International, Inc. (a)	57,119
7,292	Interface, Inc.	45,211
908	Universal Electronics, Inc. (a)	18,314
		120,644
	Household Products - 0.31%
1,444	WD-40 Co.	41,876
	Industrial Conglomerates - 0.18%
938	Raven Industries, Inc.	24,013
	Insurance - 1.22%
304	American Physicians Capital, Inc.	11,905
983	Amerisafe, Inc. (a)	15,295
1,809	Amtrust Financial Services, Inc.	20,623
1,552	Employers Holdings, Inc.	21,030
275	Enstar Group Limited (a)	16,184
1,136	Greenlight Capital Re, Ltd. (a)(b)	19,664
671	National Interstate Corp. (b)	10,186
775	Navigators Group, Inc. (a)	34,433
549	Tower Group, Inc.	13,604
		162,924
	Internet & Catalog Retail - 0.95%
163	Blue Nile, Inc. (a)	7,007
4,911	Coldwater Creek, Inc. (a)	29,761
1,695	Gaiam, Inc. (a)	9,271
223	GSI Commerce, Inc. (a)(b)	3,178
645	NutriSystem Inc. (b)	9,352
365	Priceline.com, Inc. (a)	40,716
827	Shutterfly, Inc. (a)	11,537
366	VistaPrint Limited (a)(b)	15,610
		126,432
	Internet Software & Services - 1.61%
1,010	Akamai Technologies, Inc. (a)(b)	19,372
2,113	Ariba, Inc. (a)	20,792
502	AsiaInfo Holdings, Inc. (a)	8,639
460	DealerTrack Holdings, Inc. (a)	7,820
2,497	Dice Holdings, Inc. (a)(b)	11,611
1,021	Digital River, Inc. (a)	37,083
105	Equinix, Inc. (a)(b)	7,638
741	j2 Global Communications, Inc. (a)	16,717
7,331	RealNetworks, Inc. (a)	21,920
1,983	S1 Corp. (a)	13,683
1,091	SAVVIS, Inc. (a)	12,503
168	Sohu.com, Inc. (a)	10,555
1,146	Valueclick, Inc. (a)	12,056
1,062	Vignette Corp. (a)	13,965
		214,354
	IT Services - 3.87%
1,690	CSG Systems International Inc. (a)	22,376
1,107	Euronet Worldwide, Inc. (a)(b)	21,465
764	ExlService Holdings, Inc. (a)(b)	8,565
435	Forrester Research, Inc. (a)	10,679
1,567	Gartner, Inc. (a)	23,912
3,378	Genpact Limited (a)	39,692
4,392	Global Cash Access Holdings, Inc. (a)	34,960
1,307	Global Payments, Inc.	48,960
5,743	Hackett Group, Inc. (a)(b)	13,381
2,815	Heartland Payment Systems, Inc.	26,940
6,102	iGATE Corp. (b)	40,395
308	ManTech International Corp. (a)	13,256
673	MAXIMUS, Inc.	27,761
1,890	Sapient Corp. (a)	11,888
3,140	SRA International, Inc. (a)	55,138
958	Syntel, Inc. (b)	30,120
4,625	TNS, Inc. (a)	86,719
		516,207
	Leisure Equipment & Products - 0.05%
1,624	Marine Products Corp. (b)	6,090
	Life Sciences Tools & Services - 0.79%
2,468	Bruker BioSciences Corp. (a)	22,854
563	Dionex Corp. (a)	34,360
408	Kendle International, Inc. (a)	4,994
2,393	Parexel International Corp. (a)	34,411
146	Techne Corp.	9,316
		105,935
	Machinery - 4.33%
1,826	Actuant Corp.	22,277
1,727	Altra Holdings, Inc. (a)	12,935
1,797	American Railcar Industries, Inc.	14,843
505	Ampco-Pittsburgh Corp.	11,842
613	Astec Industries, Inc. (a)	18,200
385	Badger Meter, Inc. (b)	15,785
2,577	Barnes Group, Inc.	30,640
712	Bucyrus International, Inc. (b)	20,335
2,153	Chart Industries, Inc. (a)	39,141
708	CIRCOR International, Inc.	16,716
1,052	Clarcor, Inc.	30,708
2,780	Colfax Corp. (a)	21,462
408	ESCO Technologies, Inc. (a)	18,278
474	The Gorman-Rupp Co. (b)	9,561
1,169	Kaydon Corp.	38,063
134	K-Tron International, Inc. (a)(b)	10,677
423	L.B. Foster Co. (a)	12,720
654	Nordson Corp. (b)	25,284
448	RBC Bearings Inc. (a)	9,162
1,259	Robbins & Myers, Inc.	24,236
667	Sun Hydraulics, Inc.	10,785
1,890	Titan International, Inc.	14,118
1,016	Twin Disc, Inc.	6,919
1,474	Valmont Industries, Inc.	106,246
1,168	Westinghouse Air Brake Technologies Corp.	37,575
		578,508
	Marine - 0.59%
2,000	Eagle Bulk Shipping, Inc. (b)	9,380
783	Genco Shipping & Trading Ltd. (b)	17,007
1,103	Kirby Corp. (a)	35,064
869	TBS International Limited (a)	6,787
2,451	Ultrapetrol Bahamas Ltd. (a)	10,858
		79,096
	Media - 1.84%
878	Arbitron, Inc.	13,951
1,543	CKX, Inc. (a)	10,940
3,734	CTC Media, Inc. (a)	44,136
1,835	DreamWorks Animation SKG, Inc. (a)	50,628
605	Fisher Communications, Inc. (b)	7,738
3,627	Global Sources Ltd. (a)	26,151
888	Marvel Entertainment, Inc. (a)	31,604
437	Morningstar, Inc. (a)(b)	18,017
3,344	World Wrestling Entertainment, Inc.	42,001
		245,166
	Metals & Mining - 1.70%
842	AMCOL International Corp.	18,170
491	Compass Minerals International, Inc.	26,961
741	Haynes International, Inc. (a)	17,562
550	Hecla Mining Co. (a)(b)	1,474
293	Northwest Pipe Co. (a)(b)	10,185
874	Olympic Steel, Inc. (b)	21,387
1,332	RTI International Metals, Inc. (a)	23,536
681	Schnitzer Steel Industries, Inc.	35,997
3,545	Stillwater Mining Co. (a)	20,242
3,859	Titanium Metals Corp. (b)	35,464
424	Walter Industries, Inc.	15,366
		226,344
	Oil & Gas - 4.60%
3,104	Alpha Natural Resources, Inc. (a)(b)	81,542
421	Apco Argentina Inc. (b)	8,096
976	Atlas America, Inc. (b)	17,441
2,524	ATP Oil & Gas Corp. (a)(b)	17,567
1,021	Barrett Bill Corp. (a)(b)	28,037
1,563	Berry Petroleum Co.	29,056
5,469	Brigham Exploration Co. (a)	19,087
500	Clayton Williams Energy, Inc. (a)	9,435
1,133	CNX Gas Corp. (a)	29,764
995	Comstock Resources, Inc. (a)	32,885
995	Concho Resources, Inc. (a)	28,547
1,327	Continental Resources, Inc. (a)	36,824
8,668	Crosstex Energy, Inc. (b)	36,059
1,270	EXCO Resources, Inc. (a)	16,408
2,055	Golar LNG Ltd. (b)	17,570
9,281	International Coal Group, Inc. (a)	26,544
1,753	Penn Virginia Corp.	28,697
1,250	Petroleum Development Corp. (a)	19,612
8,099	PetroQuest Energy, Inc. (a)(b)	29,885
3,157	Quicksilver Resources, Inc. (a)(b)	29,328
3,485	Rosetta Resources, Inc. (a)	30,494
630	Teekay Tankers Ltd.	5,853
2,239	Vaalco Energy, Inc. (a)	9,471
3,363	Venoco, Inc. (a)	25,794
		613,996
	Personal Products - 1.17%
13,399	Bare Escentuals, Inc. (a)	118,849
140	Chattem, Inc. (a)(b)	9,534
1,605	Inter Parfums, Inc. (b)	11,781
550	USANA Health Sciences, Inc. (a)	16,351
		156,515
	Pharmaceuticals - 1.32%
1,959	American Oriental Bioengineering, Inc. (a)(b)	10,363
6,937	KV Pharmaceutical Co. (a)(b)	22,268
1,011	Medicines Co. (a)	8,482
517	Medicis Pharmaceutical	8,438
1,177	Perrigo Co.	32,697
1,372	Salix Pharmaceuticals, Ltd. (a)	13,542
1,023	Sepracor, Inc. (a)(b)	17,718
2,445	Valeant Pharmaceuticals International (a)(b)	62,885
		176,393
	Professional Services - 0.36%
420	FTI Consulting, Inc. (a)(b)	21,303
2,122	Navigant Consulting, Inc. (a)	27,416
		48,719
	Real Estate - 0.14%
856	Forestar Group, Inc. (a)(b)	10,169
10,324	Grubb & Ellis Co. (b)	8,259
		18,428
	Road & Rail - 0.79%
1,152	Genesee & Wyoming, Inc. (a)	30,539
1,575	Knight Transportation, Inc. (b)	26,066
1,112	Old Dominion Freight Line (a)	37,330
761	Universal Truckload Services, Inc.	11,910
		105,845
	Semiconductor & Semiconductor Equipment - 4.74%
1,783	Advanced Energy Industries, Inc. (a)	16,029
702	Atheros Communications, Inc. (a)(b)	13,507
1,852	ATMI, Inc. (a)	28,762
26,320	Axcelis Technologies, Inc. (a)(b)	12,107
987	Cabot Microelectronics Corp. (a)	27,922
2,851	Cohu, Inc. (b)	25,602
512	Cree, Inc. (a)	15,048
808	Cymer, Inc. (a)	24,022
840	Diodes, Inc. (a)(b)	13,138
1,740	FEI Co. (a)(b)	39,846
299	Hittite Microwave Corp. (a)	10,390
1,409	IXYS Corp.	14,259
5,804	Kulicke & Soffa Industries, Inc. (a)(b)	19,908
3,338	Micrel, Inc.	24,434
1,158	Microsemi Corp. (a)	15,980
1,992	MKS Instruments, Inc. (a)	26,274
9,697	ON Semiconductor Corp. (a)(b)	66,521
1,077	Pericom Semiconductor Corp. (a)	9,068
2,023	PMC-Sierra, Inc. (a)(b)	16,103
574	Power Integrations, Inc.	13,655
1,247	Semtech Corp. (a)	19,840
3,240	Silicon Image, Inc. (a)	7,452
886	Silicon Laboratories, Inc. (a)	33,615
3,952	Skyworks Solutions, Inc. (a)(b)	38,651
926	Standard Microsystems Corp. (a)	18,937
7,120	TriQuint Semiconductor, Inc. (a)	37,807
1,826	Varian Semiconductor Equipment Associates, Inc. (a)	43,806
		632,683
	Software - 4.99%
470	ACI Worldwide, Inc. (a)	6,561
3,208	Actuate Corp. (a)	15,334
275	Advent Software, Inc. (a)(b)	9,017
1,079	ANSYS, Inc. (a)	33,622
805	Blackbaud, Inc.	12,518
72	Blackboard, Inc. (a)	2,078
681	CommVault Systems, Inc. (a)	11,291
373	Concur Technologies, Inc. (a)(b)	11,593
1,845	Epicor Software Corp. (a)	9,778
564	EPIQ Systems, Inc. (a)	8,657
491	Factset Research Systems, Inc.	24,486
996	I2 Technologies, Inc. (a)	12,500
2,255	Informatica Corp. (a)	38,763
2,320	Jack Henry & Associates, Inc.	48,140
1,531	JDA Software Group, Inc. (a)	22,904
6,000	Lawson Software, Inc. (a)	33,480
864	Macrovision Solutions Corp. (a)(b)	18,844
1,081	Manhattan Associates, Inc. (a)	19,696
538	Mentor Graphics Corp. (a)	2,943
230	MicroStrategy, Inc. (a)	11,551
2,583	MSC Software Corp. (a)	17,203
697	Net 1 UEPS Technologies, Inc. (a)	9,472
582	Nuance Communications, Inc. (a)(b)	7,036
2,401	Parametric Technology Corp. (a)	28,068
829	Phase Forward, Inc. (a)	12,526
1,221	Progress Software Corp. (a)	25,848
4,960	QAD, Inc.	16,120
178	Quality Systems, Inc.	10,139
2,320	Red Hat, Inc. (a)(b)	46,702
1,190	Renaissance Learning, Inc.	10,960
629	salesforce.com, inc. (a)(b)	24,009
489	Solera Holdings, Inc. (a)(b)	12,421
110	SPSS Inc. (a)	3,671
1,837	Take-Two Interactive Software, Inc.	17,396
6,593	Tibco Software, Inc. (a)	47,272
744	Tyler Technologies, Inc. (a)	11,621
1,057	Wind River Systems, Inc. (a)	12,113
		666,333
	Specialty Retail - 2.91%
2,447	bebe stores, inc.	16,835
769	The Buckle, Inc. (b)	24,431
464	Citi Trends, Inc. (a)	12,008
3,384	Guess?, Inc.	87,240
967	Gymboree Corp. (a)(b)	34,309
957	Hibbett Sports, Inc. (a)(b)	17,226
1,897	J.Crew Group, Inc. (a)(b)	51,257
606	Jos. A. Bank Clothiers, Inc. (a)(b)	20,883
472	Lumber Liquidators, Inc. (a)(b)	7,439
1,033	Maidenform Brands, Inc. (a)	11,849
342	Monro Muffler Brake, Inc.	8,793
4,468	Sally Beauty Holdings, Inc. (a)(b)	28,416
1,859	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	20,672
1,282	Weight Watchers International, Inc.	33,037
4,676	The Wet Seal, Inc. (a)	14,355
		388,750
	Textiles, Apparel & Luxury Goods - 0.96%
4,641	Crocs, Inc. (a)	15,779
139	Deckers Outdoor Corp. (a)	9,767
574	Under Armour, Inc. (a)(b)	12,846
392	UniFirst Corp.	14,571
1,080	Volcom, Inc. (a)	13,500
479	Weyco Group, Inc.	11,060
2,293	Wolverine World Wide, Inc.	50,584
		128,107
	Thrifts & Mortgage Finance - 1.57%
750	Capitol Federal Financial	28,748
2,757	Dime Community Bancshares	25,116
1,118	Flushing Financial Corp. (b)	10,453
1,316	Kearny Financial Corp. (b)	15,055
2,446	NewAlliance Bancshares, Inc.	28,129
3,884	Northwest Bancorp, Inc.	73,252
1,404	Oritani Financial Corp. (a)(b)	19,249
905	Provident New York Bancorp	7,349
160	United Financial Bancorp, Inc.	2,211
		209,562
	Trading Companies & Distributors - 0.88%
791	Houston Wire & Cable Co.	9,421
2,002	Textainer Group Holdings Ltd.	23,003
410	TransDigm Group Inc. (a)	14,842
1,433	Watsco, Inc.	70,116
		117,382
	Water Utilities - 0.41%
995	American States Water Co.	34,467
432	Connecticut Water Service, Inc. (b)	9,370
493	SJW Corp.	11,191
		55,028
	Wireless Telecommunication Services - 0.47%
2,494	Centennial Communications Corp. (a)	20,850
1,314	iPCS, Inc. (a)	19,658
348	SBA Communications Corp. (a)(b)	8,540
846	Syniverse Holdings, Inc. (a)	13,561
		62,609

	Total Common Stocks (Cost $12,101,194)	12,519,327

	REAL ESTATE INVESTMENT TRUSTS - 2.37%
	Real Estate Investment Trusts - 2.37%
49	Alexander's, Inc.	13,210
2,129	BioMed Realty Trust, Inc.	21,780
417	Corporate Office Properties Trust (b)	12,231
220	Digital Realty Trust, Inc. (b)	7,887
285	EastGroup Properties, Inc.	9,411
484	Equity Lifestyle Properties, Inc.	17,995
1,056	Extra Space Storage, Inc.	8,818
3,370	Inland Real Estate Corp.	23,590
1,313	Kilroy Realty Corp.	26,969
843	LTC Properties, Inc.	17,239
2,156	MFA Mortgage Investments, Inc.	14,920
735	Mid-America Apartment Communities, Inc.	26,982
1,471	Omega Healthcare Investors, Inc.	22,830
476	PS Business Parks, Inc.	23,057
572	Saul Centers, Inc.	16,914
601	Tanger Factory Outlet Centers, Inc.	19,490
670	Taubman Centers, Inc. (b)	17,996
311	Universal Health Realty Income Trust	9,803
154	Walter Investment Management Corp. (a)	2,045
158	Washington Real Estate Investment Trust	3,534

	Total Real Estate Invesment Trusts (Cost $373,933)	316,701

	SHORT TERM INVESTMENTS - 3.15%
	Money Market Funds - 3.15%
420,622	Federated Prime Obligations Fund	420,622

	Total Short Term Investments (Cost $420,622)	420,622

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.51%
	Money Market Funds - 22.51%
3,004,611	Mount Vernon Prime Portfolio	3,004,611

	Total Mutual Funds (Cost $3,004,611)	3,004,611

	Total Investments Purchased as Securities Lending Collateral (Cost $3,004,611)	3,004,611

	Total Investments (Cost $15,900,360) - 121.81%	16,261,261
	Liabilities in Excess of Other Assets - (21.81)%	(2,911,366)
	TOTAL NET ASSETS - 100.00%	$13,349,895

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$15,900,360
	Gross unrealized appreciation	1,747,009
	Gross unrealized depreciation	(1,386,108)
	Net unrealized appreciation	$360,901

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Small Company Growth Fund
Schedule of Open Futures Contracts
June 30, 2009 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
Russell 2000 Index Mini Futures	10	508,000	Sep-09	$ (11,623)

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                 The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 1,688,576	$ -	$ -	$ 1,688,576
Consumer Staples	421,232	-	-	421,232
Energy	967,370	-	-	967,370
Financials	1,471,687	-	-	1,471,687
Health Care	1,428,715	-	-	1,428,715
Industrials	2,736,394	-	-	2,736,394
Information Technology	3,118,252	-	-	3,118,252
Materials	622,006	-	-	622,006
Telecommunicatoin Services	186,340	-	-	186,340
Utilities	195,456	-	-	195,456
Total Equity	12,836,028	-	-	12,836,028

Short Term Investments	420,622	-	-	420,622
Investments Purchased as Securities Lending Collateral	3,004,611	-	-	3,004,611

Total Investments in Securities	$ 16,261,261	$ -	$ -	$ 16,261,261

Other Financial Instruments*	$ (11,623)	$ -	$ -	$ (11,623)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$11,623
Total		$0		$11,623

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
Schedule of Investments
June 30, 2009 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS - 92.56%
	Aerospace & Defense - 1.32%
893	AAR Corp. (a)	$14,333
368	Ducommun, Inc. (b)	6,915
2,041	DynCorp International, Inc. (a)	34,268
450	Hawk Corp. (a)	6,233
504	Herley Industries, Inc. (a)(b)	5,529
1,232	Kaman Corp.	20,574
275	Triumph Group, Inc.	11,000
		98,852
	Air Freight & Logistics - 0.65%
12,818	Air Transport Services Group, Inc. (a)	29,738
4,395	Pacer International, Inc.	9,801
2,778	Park-Ohio Holdings Corp. (a)(b)	9,500
		49,039
	Airlines - 0.51%
3,052	AirTran Holdings, Inc. (a)	18,892
3,388	Pinnacle Airlines Corp. (a)	9,520
1,530	Republic Airways Holdings, Inc. (a)	9,991
		38,403
	Auto Components - 1.17%
452	Dorman Products, Inc. (a)(b)	6,251
834	Drew Industries, Inc. (a)(b)	10,150
5,039	Shiloh Industries, Inc. (a)	18,594
3,157	Standard Motor Products, Inc.	26,108
1,896	Superior Industries International, Inc. (b)	26,734
		87,837
	Automobiles - 0.24%
2,434	Winnebago Industries, Inc.	18,085
	Beverages - 0.22%
1,516	National Beverage Corp. (a)	16,145
	Building Products - 1.75%
753	American Woodmark Corp.	18,034
1,129	Apogee Enterprises, Inc.	13,887
3,166	Griffon Corp. (a)	26,341
525	Insteel Industries, Inc.	4,326
5,531	NCI Building Systems, Inc. (a)(b)	14,602
5,508	PGT, Inc. (a)	8,317
982	Simpson Manufacturing Co., Inc. (b)	21,231
752	Universal Forest Products, Inc.	24,884
		131,622
	Capital Markets - 1.53%
716	Cowen Group, Inc. (a)	5,979
2,588	FBR Capital Markets Corp. (a)	12,164
1,922	HFF, Inc. (a)	7,496
4,564	National Financial Partners Corp.	33,408
510	Penson Worldwide, Inc. (a)(b)	4,564
572	Piper Jaffray Cos. (a)	24,979
1,210	Sanders Morris Harris Group, Inc.	6,655
490	SWS Group, Inc.	6,845
2,076	Thomas Weisel Partners Group, Inc. (a)	12,498
		114,588
	Chemicals - 2.83%
39,224	Georgia Gulf Corp. (b)	25,103
343	Hawkins, Inc.	7,745
8,050	Headwaters, Inc. (a)(b)	27,048
3,640	ICO, Inc. (a)(b)	9,901
2,287	Innospec, Inc.	24,585
795	NL Industries (b)	5,867
6,194	Omnova Solutions, Inc. (a)	20,192
1,347	Penford Corp.	7,799
1,452	Quaker Chemical Corp.	19,297
771	Sensient Technologies Corp.	17,402
3,571	Spartech Corp.	32,818
322	Stepan Co.	14,220
		211,977
	Commercial Banks - 9.74%
8,045	AMCORE Financial, Inc. (b)	6,597
300	American National Bankshares, Inc.	5,784
670	Ameris Bancorp (b)	4,234
332	Ames National Corp. (b)	8,104
176	Arrow Financial Corp.	4,752
1,129	Atlantic Southern Financial Group, Inc.	7,056
913	Banco Latinoamericano de Exportaciones, S.A.	11,349
208	Bancorp Rhode Island, Inc.	4,100
754	BancTrust Financial Group, Inc. (b)	2,262
1,831	Banner Corp. (b)	6,994
1,966	Boston Private Financial Holdings, Inc.	8,808
1,111	Cadence Financial Corp.	2,478
950	Capital City Bank Group, Inc. (b)	16,007
1,431	Capitol Bancorp Ltd. (b)	3,792
3,095	Cascade Bancorp (b)	4,364
835	Center Bancorp, Inc.	6,805
2,436	Central Pacific Financial Corp.	9,135
764	Chemical Financial Corp. (b)	15,211
743	Columbia Banking System, Inc. (b)	7,601
660	Community Bank System, Inc.	9,610
433	Community Trust Bancorp, Inc.	11,583
3,493	East West Bancorp, Inc.	22,670
642	Eastern Virginia Bankshares, Inc.	5,547
3,388	F.N.B. Corp. (b)	20,972
246	Farmers Capital Bank Corp. (b)	6,192
537	Financial Institutions, Inc.	7,335
508	First Bancorp	7,965
675	First Citizens Banc Corp.	3,382
2,254	First Commonwealth Financial Corp.	14,290
500	First Community Bancshares, Inc.	6,420
1,819	First Financial Bancorp	13,679
1,120	First M & F Corp.	4,558
1,381	First Merchants Corp. (b)	11,089
4,362	First State Bancorp. (a)	8,419
556	First United Corp.	6,255
12,577	Frontier Financial Corp. (b)	15,218
418	German American Bancorp	6,023
90	Great Southern Bancorp, Inc. (b)	1,850
1,271	Greene County Bancshares, Inc. (b)	5,694
3,176	Guaranty Bancorp (a)(b)	6,066
5,062	Hanmi Financial Corp. (b)	8,859
926	Harleysville National Corp. (b)	4,352
416	Hawthorn Bancshares, Inc.	4,118
470	Heartland Financial USA, Inc.	6,712
3,840	Independent Bank Corporation (b)	5,069
3,305	Integra Bank Corp. (b)	3,801
8,286	Irwin Financial Corp. (a)	5,966
1,082	Lakeland Bancorp, Inc.	9,727
1,048	Macatawa Bank Corp.	2,955
458	MainSource Financial Group, Inc. (b)	3,398
2,085	MB Financial Corp.	21,246
1,950	MBT Financial Corp.	4,485
1,506	Mercantile Bank Corp.	4,970
3,388	Midwest Banc Holdings, Inc. (b)	2,507
2,117	Nara Bancorp, Inc.	10,966
240	National Bankshares, Inc.	5,760
608	NBT Bancorp, Inc.	13,200
1,790	NewBridge Bancorp	3,705
334	Old Point Financial Corp. (b)	6,179
1,303	Old Second Bancorp, Inc. (b)	7,688
725	Oriental Financial Group	7,033
2,729	Pacific Capital Bancorp (b)	5,840
94	Peoples Bancorp Inc.	1,603
447	Porter Bancorp, Inc.	6,772
1,314	Preferred Bank (b)	4,993
666	Renasant Corp.	10,003
1,659	Royal Bancshares of Pennsylvania (a)	3,102
1,024	Sandy Spring Bancorp, Inc. (b)	15,053
2,207	Santander BanCorp	15,361
1,556	Seacoast Banking Corp of Florida (b)	3,781
4,088	Security Bank Corp. (a)	1,758
2,874	Security National Financial Corp. (a)	6,323
698	Southwest Bancorp, Inc.	6,812
927	Sterling Bancorp (b)	7,740
2,045	Sun Bancorp, Inc. (a)	10,593
1,529	Taylor Capital Group, Inc. (a)	10,474
348	TriCo Bancshares	5,394
8,540	UCBH Holdings, Inc. (b)	10,760
1,875	Umpqua Holdings Corp.	14,550
491	Union Bankshares Corp.	7,350
334	Union Bankshares, Inc.	4,978
2,596	United Community Banks, Inc. (b)	15,549
465	Univest Corporation of Pennsylvania	9,421
523	Washington Trust Bancorp, Inc.	9,325
1,053	WesBanco, Inc.	15,311
678	West Bancorporation, Inc. (b)	3,390
2,469	West Coast Bancorp (b)	5,037
2,913	Western Alliance Bancorp (a)	19,925
905	Wilshire Bancorp, Inc.	5,204
1,319	Wintrust Financial Corp.	21,210
		730,558
	Commercial Services & Supplies - 4.89%
179	AMREP Corp. (a)	1,974
478	Barrett Business Services, Inc.	5,019
1,697	Bowne & Co, Inc.	11,047
5,841	Casella Waste Systems, Inc. (a)(b)	11,624
2,625	Cenveo, Inc. (a)(b)	11,104
2,328	Comfort Systems USA, Inc.	23,862
1,133	CompX International, Inc.	7,036
4,818	COMSYS IT Partners, Inc. (a)(b)	28,185
884	Consolidated Graphics, Inc. (a)	15,399
521	CPI Corp.	8,852
1,641	Diamond Mgt. & Technology Consultants, Inc.	6,892
875	Ennis, Inc.	10,903
2,140	Franklin Covey Co. (a)	13,332
569	G&K Services, Inc.	12,034
8,609	Hudson Highland Group, Inc. (a)(b)	16,874
178	ICF International, Inc. (a)	4,911
2,062	ICT Group, Inc. (a)(b)	18,001
1,121	Kforce, Inc. (a)	9,271
2,667	Knoll, Inc.	20,216
3,775	LECG Corp. (a)(b)	12,307
1,360	Mac-Gray Corp. (a)	18,006
1,178	Nashua Corp. (a)	7,893
1,448	Protection One, Inc. (a)	6,197
2,754	RCM Technologies, Inc. (a)	6,114
1,108	Schawk, Inc.	8,321
580	School Specialty, Inc. (a)	11,722
7,267	Spherion Corp. (a)	29,940
3,146	The Standard Register Co.	10,256
1,483	Waste Services, Inc. (a)	7,682
3,207	WCA Waste Corp. (a)	12,122
		367,096
	Communications Equipment - 1.32%
1,293	Audiovox Corp. (a)(b)	7,577
426	Bel Fuse, Inc. (b)	6,833
1,130	Belden, Inc.	18,871
599	Black Box Corp.	20,049
758	Cogo Group, Inc. (a)(b)	4,525
1,116	Harris Stratex Networks, Inc. (a)	7,232
642	Loral Space & Communications Ltd. (a)	16,531
824	Netgear, Inc. (a)	11,874
966	Symmetricom, Inc. (a)	5,574
		99,066
	Computers & Peripherals - 1.13%
2,710	Avid Technology, Inc. (a)	36,341
859	Electronics For Imaging, Inc. (a)	9,157
7,314	Hutchinson Technology, Inc. (a)(b)	14,262
2,785	Imation Corp.	21,194
4,839	Quantum Corp. (a)	4,017
		84,971
	Construction & Engineering - 1.06%
3,107	Dycom Industries, Inc. (a)	34,395
889	Insituform Technologies, Inc. (a)	15,086
703	Michael Baker Corp. (a)(b)	29,779
		79,260
	Construction Materials - 0.39%
816	Eagle Materials, Inc. (b)	20,596
4,453	US Concrete, Inc. (a)	8,817
		29,413
	Consumer Finance - 0.45%
3,284	Advance America, Cash Advance Centers, Inc. (b)	14,548
12,188	Advanta Corp. (b)	5,119
1,015	Nelnet, Inc. (a)	13,794
		33,461
	Containers & Packaging - 1.31%
570	AEP Industries, Inc. (a)	15,042
2,147	Bway Holding Company (a)(b)	37,637
1,570	Myers Industries, Inc.	13,063
857	Rock-Tenn Co.	32,703
		98,445
	Distributors - 0.16%
1,985	Prestige Brands Holdings, Inc. (a)	12,208
24,111	Source Interlink Companies, Inc. (a)(b)(c)	0
		12,208
	Diversified Consumer Services - 0.78%
2,140	Carriage Services, Inc. (a)	7,640
3,388	Chinacast Education Corp. (a)	24,122
1,730	Jackson Hewitt Tax Service, Inc.	10,830
3,338	Stewart Enterprises, Inc. (b)	16,089
		58,681
	Diversified Financial Services - 0.35%
787	Asset Acceptance Capital Corp. (a)	6,052
876	Compass Diversified Holdings (b)	7,087
6,530	The First Marblehead Corp. (a)	13,190
		26,329
	Diversified Telecommunication Services - 1.26%
2,832	Alaska Communications Systems Group, Inc. (b)	20,730
1,936	Arbinet Corp. (a)	3,369
928	Consolidated Communications Holdings, Inc.	10,867
1,152	D&E Communications, Inc.	11,785
4,371	Fairpoint Communications, Inc.	2,623
1,554	General Communication (a)	10,769
7,476	IDT Corp. (a)(b)	12,111
1,110	Iowa Telecommunications Services, Inc. (b)	13,886
782	SureWest Communications	8,187
		94,327
	Electric Utilities - 2.48%
477	Central Vermont Public Service Corp. (b)	8,634
637	CH Energy Group, Inc.	29,748
3,944	El Paso Electric Co. (a)	55,058
1,167	The Empire District Electric Co.	19,279
506	MGE Energy, Inc.	16,976
1,839	UIL Holdings Corp.	41,286
721	Unitil Corp.	14,867
		185,848
	Electrical Equipment - 0.31%
3,252	Coleman Cable, Inc. (a)(b)	9,138
399	Encore Wire Corp.	8,519
995	LSI Industries, Inc. (b)	5,423
		23,080
	Electronic Equipment & Instruments - 2.32%
790	Agilysys, Inc. (b)	3,697
1,238	Coherent, Inc. (a)	25,602
809	CPI International, Inc. (a)(b)	7,030
2,365	CTS Corp. (b)	15,491
4,782	Gerber Scientific, Inc. (a)(b)	11,955
1,157	GTSI Corp. (a)	6,213
1,129	LoJack Corp. (a)	4,730
12,905	Merix Corp. (a)	9,679
2,885	Methode Electronics, Inc.	20,253
3,299	NU Horizons Electronics Corp. (a)	11,019
759	Park Electrochemical Corp.	16,341
7,132	Smart Modular Technologies, Inc. (a)	16,190
633	Spectrum Control, Inc. (a)	5,570
1,510	Tessco Technologies, Inc. (a)	16,308
921	Zygo Corp. (a)	4,292
		174,370
	Energy Equipment & Services - 0.12%
870	Bronco Drilling Co, Inc. (a)	3,724
1,580	Trico Marine Service, Inc. (a)	5,419
		9,143
	Food & Staples Retailing - 0.95%
717	Andersons, Inc.	21,467
1,323	Spartan Stores, Inc. (b)	16,418
1,033	Susser Holdings Corp. (a)	11,559
674	United Natural Foods, Inc. (a)	17,693
148	Village Super Market, Inc.	4,403
		71,540
	Food Products - 1.81%
774	B&G Foods, Inc. (b)	6,509
414	Diamond Foods, Inc.	11,551
2,346	Imperial Sugar Co.	28,410
589	Lancaster Colony Corp.	25,957
1,199	Lance, Inc.	27,733
2,914	Reddy Ice Holdings, Inc.	4,808
310	Sanderson Farms, Inc.	13,950
425	TreeHouse Foods, Inc. (a)	12,227
712	Zapata Corp. (a)	4,849
		135,994
	Health Care Equipment & Supplies - 0.90%
4,131	Candela Corp. (a)	4,255
596	The Cooper Companies, Inc.	14,739
4,355	HealthTronics, Inc. (a)	8,754
1,343	Invacare Corp.	23,704
999	National Dentex Corp. (a)	6,503
385	Orthofix International NV (a)	9,629
		67,584
	Health Care Providers & Services - 2.80%
1,085	Alliance Healthcare Services, Inc. (a)	7,953
460	America Service Group, Inc. (a)	7,392
3,887	BioScrip, Inc. (a)	23,011
2,576	Cross Country Healthcare, Inc. (a)(b)	17,697
494	The Ensign Group, Inc. (b)	7,030
9,387	Five Star Quality Care, Inc. (a)(b)	17,929
795	Hanger Orthopedic Group, Inc. (a)	10,804
2,566	HealthSpring, Inc. (a)	27,867
1,295	LCA-Vision, Inc. (a)	5,465
1,954	MedCath Corp. (a)	22,979
1,265	Odyssey HealthCare, Inc. (a)	13,004
1,726	PDI, Inc. (a)	7,077
541	RehabCare Group, Inc. (a)	12,946
549	Res-Care, Inc. (a)	7,851
4,801	Rural/Metro Corp. (a)	12,243
1,129	Skilled Healthcare Group, Inc. (a)	8,467
		209,715
	Hotels, Restaurants & Leisure - 5.26%
3,581	AFC Enterprises (a)(b)	24,172
813	Ameristar Casinos, Inc. (b)	15,471
709	Bluegreen Corp. (a)	1,787
974	Bob Evans Farms, Inc.	27,993
554	California Pizza Kitchen, Inc. (a)(b)	7,363
7,208	Callaway Golf Co.	36,545
562	CEC Entertainment, Inc. (a)	16,568
204	Churchill Downs, Inc.	6,867
1,846	CKE Restaurants, Inc.	15,654
8,510	Denny's Corp. (a)	18,296
327	DineEquity, Inc.	10,199
168	Frisch's Restaurants, Inc.	4,963
15,941	Interstate Hotels & Resorts, Inc. (a)	12,832
949	Isle of Capri Casinos, Inc. (a)	12,641
891	Landry's Restaurants, Inc. (a)	7,663
462	Lodgian, Inc. (a)	601
1,985	Luby's, Inc. (a)(b)	8,059
346	Marcus Corp.	3,640
1,186	McCormick & Schmick's Seafood Restaurants, Inc. (a)	9,025
1,796	Morton's Restaurant Group, Inc. (a)	5,388
2,445	O'Charleys, Inc.	22,616
1,044	Pinnacle Entertainment, Inc. (a)	9,699
2,229	RC2 Corp. (a)	29,490
1,848	Red Lion Hotels Corp. (a)	8,870
583	Red Robin Gourmet Burgers, Inc. (a)(b)	10,931
1,819	Ruby Tuesday, Inc. (a)	12,114
1,683	Speedway Motorsports, Inc.	23,158
1,779	The Steak n Shake Co. (a)	15,548
4,380	Town Sports International Holdings, Inc. (a)	16,425
		394,578
	Household Durables - 2.89%
665	Avatar Holdings, Inc. (a)(b)	12,083
608	Blyth, Inc. (b)	19,936
20,433	Champion Enterprises, Inc. (a)(b)	6,539
485	CSS Industries, Inc. (b)	9,884
2,724	Dixie Group, Inc. (a)	7,927
458	Helen of Troy Ltd. (a)	7,690
3,786	La-Z-Boy, Inc.	17,870
12,195	Libbey, Inc. (b)	18,292
1,953	M/I Homes, Inc.	19,120
127	National Presto Industries, Inc.	9,665
1,936	Orleans Homebuilders, Inc. (b)	3,272
1,837	Palm Harbor Homes, Inc. (a)	3,950
4,658	Russ Berrie & Company, Inc. (a)	18,213
5,260	Sealy Corp. (a)(b)	10,310
431	Skyline Corp.	9,374
1,641	Stanley Furniture Co, Inc.	17,706
1,891	Tempur-Pedic International, Inc.	24,715
		216,546
	Household Products - 0.37%
2,203	Central Garden & Pet Co. (a)	21,700
399	Oil-Dri Corporation of America	5,925
		27,625
	Industrial Conglomerates - 0.41%
1,755	Standex International Corp.	20,358
760	Tredegar Corp.	10,123
		30,481
	Insurance - 3.45%
1,164	Affirmative Insurance Holdings, Inc.	4,132
3,636	American Equity Investment Life Holding Co.	20,289
835	Baldwin & Lyons, Inc. (b)	16,449
1,553	Crawford & Co. (a)	7,454
1,281	Donegal Group, Inc.	19,484
677	EMC Insurance Group, Inc. (b)	14,088
5,293	First Acceptance Corp. (a)(b)	11,274
536	First Mercury Financial Corp. (a)	7,381
1,105	Flagstone Reinsurance Holdings Ltd. (b)	11,382
226	FPIC Insurance Group, Inc. (a)	6,920
993	Hallmark Financial Services, Inc. (a)	7,100
2,813	Horace Mann Educators Corp.	28,046
241	Independence Holding Co. (b)	1,533
1,797	Meadowbrook Insurance Group, Inc.	11,734
681	NYMAGIC, Inc.	9,452
4,169	PMA Capital Corp. (a)	18,969
1,786	Presidential Life Corp.	13,520
968	Seabright Insurance Holdings, Inc. (a)	9,806
8,387	United America Indemnity, Ltd. (a)	40,174
		259,187
	Internet & Catalog Retail - 0.78%
3,070	1-800-FLOWERS.COM, Inc. (a)	5,894
1,207	Alloy, Inc. (a)	6,385
9,795	Orbitz Worldwide, Inc. (a)(b)	18,611
1,634	PC Mall, Inc. (a)	11,046
8,542	ValueVision Media, Inc. (a)	16,742
		58,678
	Internet Software & Services - 0.67%
7,057	iBasis, Inc. (a)(b)	9,245
1,203	Infospace, Inc. (a)	7,976
5,060	United Online, Inc.	32,940
		50,161
	IT Services - 3.66%
1,779	Acxiom Corp.	15,709
5,646	Analysts International Corp. (a)	3,167
4,325	CIBER, Inc. (a)(b)	13,407
2,579	Computer Task Group, Inc. (a)	15,732
1,989	infoGROUP, Inc. (a)	11,357
5,212	Lionbridge Technologies (a)	9,590
4,998	ModusLink Global Solutions, Inc. (a)	34,286
3,457	Ness Technologies, Inc. (a)	13,517
786	StarTek, Inc. (a)	6,304
5,959	Wright Express Corp. (a)	151,776
		274,845
	Leisure Equipment & Products - 0.76%
1,162	Arctic Cat, Inc.	4,694
1,931	Jakks Pacific, Inc. (a)	24,775
3,049	MarineMax, Inc. (a)(b)	10,489
3,729	Nautilus Group, Inc. (a)(b)	4,214
622	Steinway Musical Instruments (a)	6,655
526	Sturm, Ruger & Company, Inc. (a)	6,543
		57,370
	Machinery - 3.55%
407	Alamo Group, Inc. (b)	4,111
1,922	Albany International Corp.	21,872
289	Cascade Corp. (b)	4,546
1,132	Columbus McKinnon Corporation (a)	14,320
8,469	Commercial Vehicle Group, Inc. (a)(b)	12,195
1,350	EnPro Industries, Inc. (a)	24,314
2,502	Federal Signal Corp.	19,140
544	Freightcar America, Inc. (b)	9,145
1,139	The Greenbrier Companies, Inc.	8,190
909	Hardinge, Inc.	3,863
604	Kadant, Inc. (a)(b)	6,819
1,278	Lydall, Inc. (a)(b)	4,345
946	Miller Industries, Inc. (a)	8,325
4,458	Tecumseh Products Co. (a)	43,287
1,059	Tennant Co.	19,475
1,800	Thermadyne Holdings Corp. (a)(b)	6,318
10,714	Trimas Corp. (a)	36,106
11,956	Wabash National Corp.	8,369
10,811	Xerium Technologies, Inc. (a)(b)	11,892
		266,632
	Marine - 0.29%
631	American Commercial Lines (a)(b)	9,768
3,201	Horizon Lines, Inc.	12,356
		22,124
	Media - 5.15%
5,042	A. H. Belo Corp. (b)	4,941
1,636	Beasley Broadcasting Group, Inc.	3,583
2,284	Carmike Cinemas, Inc.	19,140
282	Courier Corp. (b)	4,303
7,161	Cumulus Media, Inc. (a)(b)	6,660
24,637	Emmis Communications Corp. (a)	7,391
7,688	Entercom Communications Corp. (b)	11,763
27,389	Entravision Communications Corp. (a)(b)	13,147
80,725	Gray Television, Inc. (b)	39,555
28,794	Harris Interactive, Inc. (a)	11,805
3,240	Harte-Hanks, Inc.	29,970
10,513	Journal Communications, Inc. (b)	11,039
7,708	LIN TV Corp. (a)(b)	12,949
9,135	Media General, Inc. (b)	19,275
5,201	Mediacom Communications Corp. (a)(b)	26,577
18,067	Navarre Corp. (a)	29,991
1,309	Playboy Enterprises, Inc. (a)(b)	3,286
13,831	PRIMEDIA Inc.	27,800
20,325	Radio One, Inc. (a)	5,081
2,279	RCN Corp. (a)	13,606
708	Saga Communications, Inc. (a)	3,646
14,157	Salem Communications Corp. (a)	13,591
19,357	Sinclair Broadcast Group, Inc. (b)	37,553
57,588	Spanish Broadcasting System (a)	10,366
3,123	Valassis Communications, Inc. (a)	19,081
		386,099
	Metals & Mining - 0.99%
844	AM Castle & Co. (b)	10,195
592	Brush Engineered Materials, Inc. (a)	9,916
1,096	Coeur D'Alene Mines Corp. (a)	13,481
1,887	Gibraltar Industries, Inc. (b)	12,964
1,091	Horsehead Holding Corp. (a)	8,128
341	Kaiser Aluminum Corp.	12,245
4,550	NN, Inc. (b)	7,644
		74,573
	Multiline Retail - 1.33%
789	99 Cents Only Stores (a)	10,714
10,112	The Bon-Ton Stores, Inc. (b)	34,280
1,390	Conn's, Inc. (a)(b)	17,375
922	Fred's, Inc.	11,617
7,564	Tuesday Morning Corp. (a)	25,491
		99,477
	Oil & Gas - 1.46%
2,123	Adams Resources & Energy, Inc.	36,409
2,808	Callon Petroleum Co. (a)(b)	5,560
206	Chesapeake Utilities Corp.	6,701
16,131	Edge Petroleum Corp. (a)	9,485
43,234	Energy Partners Ltd. (a)(b)	13,403
21,395	Energy XXI (Bermuda) Ltd.	11,050
1,535	Harvest Natural Resources, Inc. (a)(b)	6,769
954	Knightsbridge Tankers Ltd.	13,013
20,531	Meridian Resource Corp. (a)(b)	7,186
		109,576
	Paper & Forest Products - 1.05%
3,545	Buckeye Technologies, Inc. (a)(b)	15,917
6,974	Mercer International, Inc. (a)(b)	3,975
1,679	Neenah Paper, Inc. (b)	14,792
799	Schweitzer-Mauduit International, Inc.	21,741
3,377	Wausau Paper Corp.	22,693
		79,118
	Personal Products - 0.44%
1,951	Elizabeth Arden, Inc. (a)(b)	17,032
2,099	Mannatech, Inc.	6,927
1,797	Schiff Nutrition International, Inc. (a)	9,147
		33,106
	Pharmaceuticals - 0.20%
1,001	Par Pharmaceutical Cos., Inc. (a)(b)	15,165
	Real Estate - 0.30%
1,472	Hilltop Holdings, Inc. (a)	17,473
280	United Capital Corp. (a)	5,129
		22,602
	Road & Rail - 0.92%
621	Celadon Group, Inc. (a)	5,210
2,470	Covenant Transport, Inc. (a)	13,585
1,051	Marten Transport Ltd. (a)	21,819
541	PAM Transportation Services (a)	2,959
2,357	Quality Distribution, Inc. (a)	4,714
835	Saia, Inc. (a)	15,038
396	USA Truck, Inc. (a)	5,358
		68,683
	Semiconductor & Semiconductor Equipment - 2.19%
3,190	Brooks Automation, Inc. (a)	14,291
1,158	CSR Plc (a)	6,486
15,161	Entegris, Inc. (a)	41,238
6,429	Mattson Technology, Inc. (a)(b)	7,586
2,159	Omnivision Technologies, Inc. (a)	22,432
6,515	Photronics, Inc. (a)	26,386
3,092	RF Micro Devices, Inc. (a)	11,626
5,725	Silicon Storage Technology, Inc. (a)	10,706
2,914	Ultra Clean Holdings, Inc. (a)	6,993
1,636	White Electronic Designs Corp. (a)	7,575
794	Zoran Corp. (a)	8,655
		163,974
	Software - 0.27%
829	American Software, Inc. (b)	4,775
1,003	Fair Isaac Corp.	15,506
		20,281
	Specialty Retail - 5.88%
7,469	AC Moore Arts & Crafts, Inc. (a)	28,083
2,255	Big 5 Sporting Goods Corp.	24,940
1,232	Books-A-Million, Inc.	8,760
1,606	Build-A-Bear Workshop, Inc. (a)	7,179
1,608	Cache, Inc. (a)(b)	6,239
9,527	Casual Male Retail Group, Inc. (a)(b)	20,864
556	Charlotte Russe Holding, Inc. (a)	7,161
2,582	Christopher & Banks Corp. (b)	17,325
9,209	Cost Plus, Inc. (a)(b)	13,629
2,454	Destination Maternity Corp. (a)	40,933
984	Genesco, Inc. (a)	18,470
6,204	Hastings Entertainment, Inc. (a)	27,794
924	Haverty Furniture Cos., Inc. (b)	8,455
868	hhgregg, Inc. (a)	13,159
1,147	Hot Topic, Inc. (a)	8,385
2,331	Lithia Motors, Inc. (b)	21,538
4,049	New York & Co, Inc. (a)	12,511
1,621	Perfumania Holdings, Inc. (a)	4,409
7,174	Pier 1 Imports, Inc. (a)(b)	14,276
696	Rex Stores Corp. (a)	7,002
17,164	Select Comfort Corp. (a)	14,418
1,281	Shoe Carnival, Inc. (a)	15,282
23,373	Sport Chalet, Inc. (a)	48,148
1,379	Stage Stores, Inc.	15,307
1,395	Syms Corp. (a)	10,477
6,587	Trans World Entertainment (a)	7,707
3,343	West Marine, Inc. (a)(b)	18,420
		440,871
	Textiles, Apparel & Luxury Goods - 1.53%
797	G-III Apparel Group, Ltd. (a)(b)	9,157
2,620	Heelys, Inc.	5,214
2,056	Kenneth Cole Productions, Inc.	14,454
1,552	K-Swiss, Inc. (b)	13,192
1,904	Movado Group, Inc. (b)	20,068
634	Oxford Industries, Inc.	7,386
3,537	Perry Ellis International, Inc. (a)(b)	25,749
337	Steven Madden Ltd. (a)	8,577
7,528	Unifi, Inc. (a)	10,690
		114,487
	Thrifts & Mortgage Finance - 2.48%
6,557	Anchor BanCorp Wisconsin, Inc. (b)	8,524
1,470	Bank Mutual Corp.	12,818
3,000	BankAtlantic Bancorp, Inc. (b)	11,580
180	Berkshire Hills Bancorp, Inc.	3,740
1,607	Brookline Bancorp, Inc.	14,977
2,855	City Bank (b)	6,738
1,821	Doral Financial Corp. (a)(b)	4,553
1,820	First Busey Corp. (b)	13,377
731	First Defiance Financial Corp.	9,503
713	First Financial Holdings, Inc. (b)	6,702
546	First Financial Northwest, Inc.	4,270
1,783	First Place Financial Corp. (b)	5,545
11,087	FirstFed Financial Corp. (a)(b)	4,213
254	NASB Financial, Inc. (b)	7,265
596	OceanFirst Financial Corp.	7,134
708	Ocwen Financial Corp. (a)	9,183
7,112	Sterling Financial Corp.	20,696
2,449	TierOne Corp.	5,045
4,144	TrustCo Bank Corp.	24,491
2,109	United Community Financial Corp. (a)	2,299
127	WSFS Financial Corp.	3,468
		186,121
	Tobacco - 0.18%
3,474	Alliance One International, Inc. (a)	13,201
	Trading Companies & Distributors - 1.15%
1,681	Aceto Corp. (b)	11,212
1,051	Beacon Roofing Supply, Inc. (a)	15,198
1,687	H&E Equipment Services, Inc. (a)(b)	15,773
578	Interline Brands, Inc. (a)	7,907
681	Lawson Products (b)	9,677
2,441	TAL International Group, Inc. (b)	26,607
		86,374
	Water Utilities - 0.20%
554	Middlesex Water Co.	8,005
1,321	Southwest Water Co.	7,292
		15,297

	Total Common Stocks (Cost $7,553,153)	6,944,869

	MANAGEMENT INVESTMENT COMPANIES - 0.39%
	Capital Markets - 0.39%
1,319	Ares Capital Corp. (b)	10,631
2,304	Blackrock Kelso Capital Corp.	14,354
57	Capital Southwest Corp.	4,124

	Total Management Investment Companies (Cost $37,476)	29,109

	REAL ESTATE INVESTMENT TRUSTS - 3.14%
	Real Estate Investment Trusts - 3.14%
396	Agree Realty Corp. (b)	7,259
29,036	Anthracite Capital, Inc. (b)	18,002
1,237	Anworth Mortgage Asset Corp.	8,919
3,103	Arbor Realty Trust, Inc. (b)	5,430
3,566	Ashford Hospitality Trust, Inc.	10,020
1,199	BRT Realty Trust	5,396
3,409	Capital Trust, Inc. (b)	4,943
2,243	Diamondrock Hospitality Co.	14,041
4,988	FelCor Lodging Trust, Inc. (b)	12,271
654	First Potomac Realty Trust	6,377
467	Getty Realty Corp. (b)	8,812
3,377	Glimcher Realty Trust	9,793
2,053	Gramercy Capital Corp.	3,305
483	Investors Real Estate Trust	4,294
1,537	LaSalle Hotel Properties (b)	18,967
4,202	Maguire Properties, Inc. (a)(b)	3,572
850	Mission West Properties (b)	5,806
313	Parkway Properties, Inc.	4,069
1,085	PMC Commercial Trust	7,194
526	Ramco-Gershenson Properties Trust	5,265
1,107	Sovran Self Storage, Inc.	27,232
11,411	Strategic Hotels & Resorts, Inc.	12,666
539	Sun Communities, Inc.	7,427
2,780	Sunstone Hotel Investors, Inc.	14,873
89	Urstadt Biddle Properties, Inc.	1,253
1,647	U-Store-It Trust	8,070

	Total Real Estate Investment Trusts (Cost $308,351)	235,256

	RIGHTS - 0.00%
	Commercial Banks - 0.00%
1,314	Preferred Bank (c)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS - 0.80%
	Money Market Funds - 0.80%
60,304	Federated Prime Obligations Fund	60,304

	Total Short Term Investments (Cost $60,304)	60,304

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 30.75%
	Money Market Funds - 30.75%
2,307,093	Mount Vernon Prime Portfolio	2,307,093

	Total Mutual Funds (Cost $2,307,093)	2,307,093

	Total Investments Purchased as Securities Lending Collateral (Cost $2,307,093)	2,307,093

	Total Investments (Cost $10,266,377) - 127.64%	9,576,631
	Liabilities in Excess of Other Assets - (27.64)%	(2,073,885)
	TOTAL NET ASSETS - 100.00%	$7,502,746

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing.
(b)	All or a portion of this security is on loan.
(c)	As of June 30, 2009, the Adviser has fair valued this security and deemed it illiquid. The value of these securities
	were $0, which represent 0.00% of total net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2009 was as follows*:

	Cost of investments	$10,266,377
	Gross unrealized appreciation	1,164,526
	Gross unrealized depreciation	(1,854,272)
	Net unrealized appreciation	($689,746)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

AssetMark Enhanced Fundamental IndexTM Small Company Value Fund
Schedule of Open Futures Contracts
June 30, 2009 (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized (Depreciation)
Russell 2000 Index Mini Futures	5	254,000	Sep-09	$ (3,663)

Valuation Measurements
Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  SFAS 157 requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.                                                 The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2009 :

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 1,943,717	$ -	$ -	$ 1,943,717
Consumer Staples	276,144	-	-	276,144
Energy	112,018	-	-	112,018
Financials	1,631,160	-	-	1,631,160
Health Care	316,193	-	-	316,193
Industrials	1,266,636	-	-	1,266,636
Information Technology	867,667	-	-	867,667
Materials	493,526	-	-	493,526
Telecommunicatoin Services	94,327	-	-	94,327
Utilities	207,846	-	-	207,846
Total Equity	7,209,234	-	-	7,209,234

Short Term Investments	60,304	-	-	60,304
Investments Purchased as Securities Lending Collateral	2,307,093	-	-	2,307,093

Total Investments in Securities	$ 9,576,631	$ -	$ -	$ 9,576,631

Other Financial Instruments*	$ (3,663)	$ -	$ -	$ (3,663)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are reflected at the unrealized (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect and entity’s results of operations and financial position.

The Fund uses exchange-traded stock index futures for the purposes of equitizing the ongoing cash holdings so as to fully maitain the Fund's exposure to its benchmark. In general, the use of stock index futures for this purpose does not significantly increase the Fund's risk and does not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives 2009		Liability Derivatives 2009
Derivatives not accounted for as hedging instruments under Statement 133	Balance Sheet Location	Value	Balance Sheet Location	Value

Futures contracts*	Unrealized appreciation on futures contracts	$0	Unrealized depreciation on futures contracts	$3,663
Total		$0		$3,663

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AssetMark Funds

By (Signature and Title)              /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date                  August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Carrie E. Hansen
Carrie E. Hansen
President (Principal Executive Officer)

Date                  August 28, 2009

By (Signature and Title)*           /s/ Danell J. Doty
Danell J. Doty
Treasurer (Principal Financial Officer)

Date                  August 28, 2009